                                                     Registration Nos. 333-34199
                                                                       811-04867

     As filed with the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

     Pre-effective Amendment No.  [ ]

     Post-Effective Amendment No. [14]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                             [X]

     Amendment No.                [6]

                VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                           Wilmington, Delaware 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 12, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 14 to the Form N-6 Registration Statement No. 333-34199 ("Registration Statement") of AIG Life Insurance Company ("Depositor") and its Variable Account II ("Registrant") is being filed solely for the purposes of (a) including in the Statement of Additional Information additional financial information of Depositor's parent company and (b) updating Part C information for the Depositor and the Registrant, including adding restated by-laws, a support agreement and a guarantee as exhibits. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 13 on May 2, 2005, and is incorporated by reference herein.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 14 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 2, 2005 (File No. 333-34199).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 14 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 2, 2005 (File No. 333-34199).

A supplement dated August 12, 2005 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 14.

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                             EXECUTIVE ADVANTAGE(SM)
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED AUGUST 12, 2005 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 2, 2005

     Effective August 12, 2005, AIG Life Insurance Company ("AIG Life" or the "Company") is amending the Statement of Additional Information ("SAI") for the purpose of incorporating certain financial information of AIG International Group, Inc. ("AIG"), the parent company of AIG Life into the SAI.

     Beginning on page 8 of the SAI, delete the entire section titled FINANCIAL STATEMENTS and replace it with the following:

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

     The balance sheets of AIG Life at December 31, 2004 and 2003 (restated) and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

     AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the

Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

     The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this SAI, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this SAI.

     We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are also incorporated by reference.

     The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549
Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604
New York, New York
3 World Financial, Room 4300
New York, NY 10281

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this SAI is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Administrative Center, as follows:

AIG Life Insurance Company
Administrative Center
600 King Street, CLMK
Wilmington, Delaware 19801
Telephone Number: (302) 594-2352

Index to Financial Statements

     You should consider the financial statements of AIG Life that we include in this SAI primarily as bearing on the ability of AIG Life to meet its obligations under the Policies.

I.   Variable Account II 2004 Financial Statements                      Page
                                                                        ----

Report of PricewaterhouseCoopers LLP, Independent Registered
   Public Accounting Firm..........................................   VA II - 1
Statement of Net Assets as of December 31, 2004....................   VA II - 2
Statement of Operations for the year ended December 31, 2004.......   VA II - 4
Statement of Changes in Net Assets for the years ended December
   31, 2004 and 2003 (restated)....................................   VA II - 6
Notes to Financial Statements......................................   VA II - 25

II.  AIG Life 2004 Financial Statements                                     Page
                                                                            ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm......................................................   F - 2
Balance Sheets as of December 31, 2004 and 2003 (restated)..............   F - 3
Statements of Income for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated).......................................   F - 5
Statements of Shareholders' Equity for the years ended December
   31, 2004, 2003 (restated) and 2002 (restated)........................   F - 6
Statements of Cash Flows for the years ended December 31, 2004,
   2003 (restated) and 2002 (restated)..................................   F - 7
Statements of Comprehensive Income for the years ended December
   31, 2004, 2003 (restated) and 2002 (restated)........................   F - 8
Notes to Financial Statements...........................................   F - 9

[LOGO] AIG AMERICAN GENERAL

                                                             Variable Account II

                                               Variable Universal Life Insurance

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                                                      AIG Life Insurance Company
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account II (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002 and 2001.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

                                    VA II - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
December 31, 2004

                                    Investment     Due from (to) AIG
                                 securities - at     Life Insurance
Sub-accounts                        fair value          Company        Net Assets
---------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                  $  636,924           $ --          $  636,924
AIM V.I. International Growth
   Fund - Series I                     875,477             --             875,477
AllianceBernstein Americas
   Government Income
   Portfolio - Class A                      --             --                  --
AllianceBernstein Global Bond
   Portfolio - Class A                  65,211              5              65,216
AllianceBernstein Global
   Dollar Government
   Portfolio - Class A                     324              2                 326
AllianceBernstein Growth and
   Income Portfolio - Class A        3,672,016            (11)          3,672,005
AllianceBernstein Growth
   Portfolio - Class A               3,258,112             --           3,258,112
AllianceBernstein High Yield
   Portfolio - Class A                      --             --                  --
AllianceBernstein
   International
   Portfolio - Class A                      --             --                  --
AllianceBernstein Money Market
   Portfolio - Class A                  38,558             33              38,591
AllianceBernstein Premier
   Growth Portfolio - Class A        1,383,392             --           1,383,392
AllianceBernstein Real Estate
   Investment
   Portfolio - Class A                 501,498             (1)            501,497
AllianceBernstein Small Cap
   Growth Portfolio - Class A          576,994              1             576,995
AllianceBernstein Technology
   Portfolio - Class A               1,703,562             (1)          1,703,561
AllianceBernstein Total Return
   Portfolio - Class A                 297,951             --             297,951
AllianceBernstein U.S.
   Government/High Grade
   Securities
   Portfolio - Class A                     674             (2)                672
AllianceBernstein Utility
   Income Portfolio - Class A          200,545            (13)            200,532
AllianceBernstein Worldwide
   Privatization
   Portfolio - Class A                      --             --                  --
American Century VP Capital
   Appreciation Fund - Class I          81,959             --              81,959
American Century VP
   Income & Growth
   Fund - Class I                      223,717             --             223,717
American Century VP
   International
   Fund - Class I                      260,610              9             260,619
Anchor Series Trust Asset
   Allocation
   Portfolio - Class 1                 381,742              3             381,745
Anchor Series Trust Capital
   Appreciation
   Portfolio - Class 1               3,690,118             --           3,690,118
Anchor Series Trust Government
   and Quality Bond
   Portfolio - Class 1                 912,056             (5)            912,051
Anchor Series Trust Growth
   Portfolio - Class 1               1,668,619              2           1,668,621
Anchor Series Trust Natural
   Resources
   Portfolio - Class 1                 685,207             (6)            685,201
Dreyfus Stock Index Fund,
   Inc. - Initial shares             6,465,538             (1)          6,465,537
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                            1,405,727             (2)          1,405,725
Fidelity VIP Asset Manager
   Portfolio - Initial Class         1,480,392             --           1,480,392
Fidelity VIP Contrafund
   Portfolio - Initial Class         2,425,405              3           2,425,408
Fidelity VIP Growth
   Portfolio - Initial Class         4,182,661             (2)          4,182,659
Fidelity VIP High Income
   Portfolio - Initial Class           639,378             --             639,378
Fidelity VIP Index 500
   Portfolio - Initial Class           530,116             --             530,116
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                             1,051,902             --           1,051,902
Fidelity VIP Money Market
   Portfolio - Initial Class         2,700,981             (2)          2,700,979
Fidelity VIP Overseas
   Portfolio - Initial Class           539,482             --             539,482
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                      215,348             --             215,348
JPMorgan Bond Portfolio                112,100             --             112,100
JPMorgan U.S. Large Cap Core
   Equity Portfolio                     69,650             --              69,650
Neuberger Berman AMT Limited
   Maturity Bond
   Portfolio - Class I                  51,058              1              51,059
Neuberger Berman AMT Partners
   Portfolio - Class I                 472,365             --             472,365
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                              478,652              7             478,659
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                              592,059              6             592,065
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                               209,174             (2)            209,172
SunAmerica - Aggressive Growth
   Portfolio - Class 1               1,966,322             --           1,966,322
SunAmerica - SunAmerica
   Balanced
   Portfolio - Class 1               1,376,690             --           1,376,690
SunAmerica Alliance Growth
   Portfolio                         3,384,082             (2)          3,384,080
SunAmerica Asset Allocation
   Portfolio                                --             --                  --
SunAmerica Blue Chip Growth
   Portfolio                           107,456             (2)            107,454
SunAmerica Cash Management
   Portfolio                         2,697,266             --           2,697,266
SunAmerica Corporate Bond
   Portfolio                           459,531             --             459,531
SunAmerica Davis Venture Value
   Portfolio                         2,941,089             (8)          2,941,081
SunAmerica "Dogs" of Wall
   Street Portfolio                    403,134             --             403,134

                             See accompanying notes.

                                    VA II - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                    Investment     Due from (to) AIG
                                 securities - at     Life Insurance
Sub-accounts                        fair value          Company        Net Assets
---------------------------------------------------------------------------------
SunAmerica Emerging Markets
   Portfolio                        $  849,391           $ --          $  849,391
SunAmerica Federated American
   Leaders Portfolio                   354,376             --             354,376
SunAmerica Global Bond
   Portfolio                           607,337             --             607,337
SunAmerica Global Equities
   Portfolio                           575,379              1             575,380
SunAmerica Goldman Sachs
   Research Portfolio                   22,902             --              22,902
SunAmerica Growth
   Opportunities Portfolio             106,180              1             106,181
SunAmerica Growth-Income
   Portfolio                         2,527,607             --           2,527,607
SunAmerica High-Yield Bond
   Portfolio                           188,274              7             188,281
SunAmerica International
   Diversified Equities
   Portfolio                           571,128              2             571,130
SunAmerica International
   Growth and Income Portfolio         951,467             --             951,467
SunAmerica Marsico Growth
   Portfolio                           513,561             --             513,561
SunAmerica MFS Massachusetts
   Investors Trust Portfolio           584,613              8             584,621
SunAmerica MFS Mid-Cap Growth
   Portfolio                         2,574,807             --           2,574,807
SunAmerica MFS Total Return
   Portfolio                         1,116,698             --           1,116,698
SunAmerica Putnam Growth:
   Voyager Portfolio                   994,236             --             994,236
SunAmerica Real Estate
   Portfolio                           907,837             (1)            907,836
SunAmerica Technology
   Portfolio                           128,825              1             128,826
SunAmerica Telecom Utility
   Portfolio                           118,043             --             118,043
SunAmerica Worldwide High
   Income Portfolio                     75,080              5              75,085
UIF Core Plus Fixed Income
   Portfolio - Class I                 175,541             --             175,541
UIF Money Market
   Portfolio - Class I                 105,181             73             105,254
UIF U.S. Mid Cap Value
   Portfolio - Class I                 477,198              9             477,207
VALIC Company I - Small
   Cap Index Fund                      415,340             --             415,340
Van Eck Worldwide Emerging
   Markets Fund                        262,590              2             262,592
Van Eck Worldwide Hard
   Assets Fund                         171,863             --             171,863

                             See accompanying notes.

                                    VA II - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                    A             B           A+B=C          D             E              F           C+D+E+F
                                                                                                                     Increase
                                                                                                                    (decrease)
                                            Mortality and                                            Net change in    in net
                                Dividends   expense risk       Net     Net realized   Capital gain    unrealized      assets
                                   from         and        investment   gain (loss)  distributions   appreciation    resulting
                                  mutual   administrative    income         on        from mutual   (depreciation)     from
Sub-accounts                      funds        charges       (loss)     investments      funds      of investments   operations
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I               $     --     $ (5,198)     $ (5,198)   $ (23,903)      $    --        $ 65,005      $ 35,904
AIM V.I. International Growth
   Fund - Series I                  5,085       (6,627)       (1,542)     (44,601)           --         209,487       163,344
AllianceBernstein Global Bond
   Portfolio - Class A              3,653         (567)        3,086        2,326         1,279            (574)        6,117
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                           22           (3)           19            5            --               3            27
AllianceBernstein Growth and
   Income Portfolio - Class A      30,606      (29,093)        1,513       10,703            --         333,853       346,069
AllianceBernstein Growth
   Portfolio - Class A                 --      (26,909)      (26,909)    (129,738)           --         551,580       394,933
AllianceBernstein Money Market
   Portfolio - Class A                318         (433)         (115)          --            --              --          (115)
AllianceBernstein Premier
   Growth Portfolio - Class A          --      (10,146)      (10,146)     (44,208)           --         155,017       100,663
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                          9,357       (3,000)        6,357       16,363            --         102,501       125,221
AllianceBernstein Small Cap
   Growth Portfolio - Class A          --       (4,566)       (4,566)      (2,201)           --          74,560        67,793
AllianceBernstein Technology
   Portfolio - Class A                 --      (13,861)      (13,861)    (201,774)           --         286,364        70,729
AllianceBernstein Total Return
   Portfolio - Class A              8,171       (3,085)        5,086       (1,950)           --          21,162        24,298
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                             20           (6)           14            2            21             (18)           19
AllianceBernstein Utility
   Income Portfolio - Class A       3,598       (1,275)        2,323       (8,260)           --          41,657        35,720
American Century VP Capital
   Appreciation Fund - Class I         --         (503)         (503)        (391)           --           6,508         5,614
American Century VP Income &
   Growth Fund - Class I            2,375       (1,349)        1,026          725            --          21,349        23,100
American Century VP
   International Fund -
   Class I                          1,083       (1,334)         (251)       5,677            --          23,857        29,283
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                          9,660       (2,579)        7,081        1,662            --          22,966        31,709
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                             --      (24,516)      (24,516)     (35,577)           --         331,437       271,344
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                       41,828       (6,662)       35,166        1,689           356         (14,473)       22,738
Anchor Series Trust Growth
   Portfolio - Class 1              8,950      (11,550)       (2,600)     (45,292)           --         205,852       157,960
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          4,336       (4,152)          184       31,491        19,500          80,426       131,601
Dreyfus Stock Index Fund, Inc.
   - Initial shares               113,588      (53,726)       59,862      (66,779)           --         570,465       563,548
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                              --       (9,757)       (9,757)      33,598        83,309          98,919       206,069
Fidelity VIP Asset Manager
   Portfolio - Initial Class       41,469      (13,223)       28,246      (40,133)           --          77,026        65,139
Fidelity VIP Contrafund
   Portfolio - Initial Class        6,686      (16,797)      (10,111)       4,477            --         304,499       298,865
Fidelity VIP Growth Portfolio
   - Initial Class                 10,667      (36,383)      (25,716)    (185,769)           --         304,184        92,699
Fidelity VIP High Income
   Portfolio - Initial Class       48,301       (5,157)       43,144      (18,963)           --          27,113        51,294
Fidelity VIP Index 500
   Portfolio - Initial Class        1,689       (1,549)          140        5,927            --          38,803        44,870
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                           44,044       (9,232)       34,812       14,453        31,681         (42,646)       38,300
Fidelity VIP Money Market
   Portfolio - Initial Class       32,106      (21,786)       10,320           --            --              --        10,320
Fidelity VIP Overseas
   Portfolio - Initial Class        6,045       (4,731)        1,314      (30,723)           --          88,340        58,931
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                   4,542       (1,272)        3,270       19,941            --           4,587        27,798
JPMorgan Bond Portfolio             4,791         (945)        3,846          366         2,541          (2,998)        3,755
JPMorgan U.S. Large Cap Core
   Equity Portfolio                   503         (491)           12         (455)           --           6,062         5,619
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                          1,898         (376)        1,522          (67)           --          (1,469)          (14)
Neuberger Berman AMT Partners
   Portfolio - Class I                 53       (3,609)       (3,556)      14,053            --          68,185        78,682
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                           4,575       (2,965)        1,610        5,303            --          65,071        71,984
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                           4,269       (3,981)          288        4,346            --          42,976        47,610
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                              839         (362)          477           12         6,419            (917)        5,991
SunAmerica - Aggressive Growth
   Portfolio - Class 1                 --      (12,850)      (12,850)    (105,024)           --         381,671       263,797
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                         20,300       (9,469)       10,831      (25,702)           --          92,857        77,986
SunAmerica Alliance Growth
   Portfolio                       10,114      (23,852)      (13,738)    (257,092)           --         493,722       222,892
SunAmerica Asset Allocation
   Portfolio                           --           --            --           --            --              --            --
SunAmerica Blue Chip Growth
   Portfolio                          139         (660)         (521)      (1,292)           --           5,815         4,002
SunAmerica Cash Management
   Portfolio                       22,490      (22,618)         (128)     (44,931)           --          46,434         1,375
SunAmerica Corporate Bond
   Portfolio                       21,466       (3,112)       18,354        1,573            --           4,645        24,572
SunAmerica Davis Venture Value
   Portfolio                       23,905      (20,453)        3,452       (6,771)           --         338,294       334,975
SunAmerica "Dogs" of Wall
   Street Portfolio                 8,955       (2,578)        6,377        3,337            --          19,005        28,719

                             See accompanying notes.

                                    VA II - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                    A             B           A+B=C          D             E              F           C+D+E+F
                                                                                                                     Increase
                                                                                                                    (decrease)
                                            Mortality and                                            Net change in    in net
                                Dividends   expense risk       Net     Net realized   Capital gain    unrealized      assets
                                   from         and        investment   gain (loss)  distributions   appreciation    resulting
                                  mutual   administrative    income         on        from mutual   (depreciation)     from
Sub-accounts                      funds        charges       (loss)     investments      funds      of investments   operations
-------------------------------------------------------------------------------------------------------------------------------
SunAmerica Emerging Markets
   Portfolio                     $ 8,280      $ (5,616)     $  2,664    $  42,093        $   --        $114,701      $159,458
SunAmerica Federated American
   Leaders Portfolio               5,059        (2,574)        2,485         (971)           --          29,044        30,558
SunAmerica Global Bond
   Portfolio                          --        (4,572)       (4,572)      10,914         7,202           5,745        19,289
SunAmerica Global Equities
   Portfolio                       1,633        (3,908)       (2,275)     (42,743)           --         100,413        55,395
SunAmerica Goldman Sachs
   Research Portfolio                 --          (158)         (158)         462            --           2,172         2,476
SunAmerica Growth
   Opportunities Portfolio            --          (694)         (694)      (2,558)           --           8,500         5,248
SunAmerica Growth-Income
   Portfolio                      16,491       (17,522)       (1,031)    (123,299)           --         372,183       247,853
SunAmerica High-Yield Bond
   Portfolio                      16,109        (1,324)       14,785        2,423            --          10,291        27,499
SunAmerica International
   Diversified Equities
   Portfolio                      12,929        (4,327)        8,602      (55,994)           --         133,661        86,269
SunAmerica International
   Growth and Income Portfolio     8,955        (5,326)        3,629      (16,447)           --         153,195       140,377
SunAmerica Marsico Growth
   Portfolio                          --        (3,493)       (3,493)      14,838            --          35,797        47,142
SunAmerica MFS Massachusetts
   Investors Trust Portfolio       4,542        (4,175)          367      (26,605)           --          84,182        57,944
SunAmerica MFS Mid-Cap Growth
   Portfolio                          --       (17,097)      (17,097)    (125,613)           --         433,014       290,304
SunAmerica MFS Total Return
   Portfolio                       1,806        (7,369)       (5,563)       9,634            --          96,460       100,531
SunAmerica Putnam Growth:
   Voyager Portfolio               1,257        (7,227)       (5,970)     (97,848)           --         142,348        38,530
SunAmerica Real Estate
   Portfolio                      21,238        (5,314)       15,924       29,281            --         186,783       231,988
SunAmerica Technology
   Portfolio                          --        (1,006)       (1,006)       2,781            --          (5,651)       (3,876)
SunAmerica Telecom Utility
   Portfolio                       5,478          (794)        4,684       (4,688)           --          16,721        16,717
SunAmerica Worldwide High
   Income Portfolio                4,459          (516)        3,943       (1,324)           --           3,246         5,865
UIF Core Plus Fixed Income
   Portfolio - Class I             6,610        (1,130)        5,480        2,554           398          (1,474)        6,958
UIF Money Market Portfolio -
   Class I                         1,690        (1,204)          486           --            --              --           486
UIF U.S. Mid Cap Value
   Portfolio - Class I                90        (2,429)       (2,339)       2,580            --          52,306        52,547
VALIC Company I - Small Cap
   Index Fund                        804          (682)          122          218            --          54,550        54,890
Van Eck Worldwide Emerging
   Markets Fund                    1,225        (2,066)         (841)      15,574            --          40,883        55,616
Van Eck Worldwide Hard Assets
   Fund                              360          (980)         (620)       2,332            --          22,799        24,511

                             See accompanying notes.

                                    VA II - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Sub-accounts
                                 ----------------------------------------------------------------------------
                                                       AIM V.I.                            AllianceBernstein
                                 AIM V.I. Capital   International    AllianceBernstein       Global Dollar
                                   Appreciation     Growth Fund -       Global Bond           Government
                                 Fund - Series I       Series I     Portfolio - Class A   Portfolio - Class A
                                 ----------------   -------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ (5,198)        $  (1,542)          $ 3,086                 $ 19
   Net realized gain (loss) on
      investments                     (23,903)          (44,601)            2,326                    5
   Capital gain distributions
      from mutual funds                    --                --             1,279                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      65,005           209,487              (574)                   3
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   operations                          35,904           163,344             6,117                   27
                                     --------         ---------           -------                 ----

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     101,509           149,293            22,114                   --
   Administrative charges                  --                --                --                   --
   Cost of insurance                  (64,726)          (70,075)           (5,619)                 (11)
   Policy loans                       (13,844)          (44,740)               (6)                  --
   Death benefits                          --              (515)               --                   --
   Withdrawals                        (39,976)          (32,496)          (10,131)                  --
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   principal transactions             (17,037)            1,467             6,358                  (11)
                                     --------         ---------           -------                 ----
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          18,867           164,811            12,475                   16

NET ASSETS:
   Beginning of year                  618,057           710,666            52,741                  310
                                     --------         ---------           -------                 ----
   End of year                       $636,924         $ 875,477           $65,216                 $326
                                     ========         =========           =======                 ====

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $ (4,413)        $  (2,038)          $ 2,149                 $  8
   Net realized gain (loss) on
      investments                     (24,754)         (130,177)              765                   11
   Capital gain distributions
      from mutual funds                    --                --                --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     162,790           293,790             1,995                   59
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   operations                         133,623           161,575             4,909                   78
                                     --------         ---------           -------                 ----

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     152,926           126,689            15,803                   --
   Administrative charges                  --                --                --                   --
   Cost of insurance                  (65,470)          (71,290)           (4,666)                 (15)
   Policy loans                        (1,127)           (6,461)              287                   --
   Death benefits                         (41)               --                --                   --
   Withdrawals                        (55,445)          (80,073)               --                   --
                                     --------         ---------           -------                 ----
Increase (decrease) in net
   assets resulting from
   principal transactions              30,843           (31,135)           11,424                  (15)
                                     --------         ---------           -------                 ----
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         164,466           130,440            16,333                   63

NET ASSETS:
   Beginning of year                  453,591           580,226            36,408                  247
                                     --------         ---------           -------                 ----
   End of year                       $618,057         $ 710,666           $52,741                 $310
                                     ========         =========           =======                 ====

                             See accompanying notes.

                                    VA II - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 -----------------------------------------------------------------------------------
                                  AllianceBernstein
                                     Growth and        AllianceBernstein    AllianceBernstein     AllianceBernstein
                                 Income Portfolio -   Growth Portfolio -      Money Market         Premier Growth
                                       Class A              Class A        Portfolio - Class A   Portfolio - Class A
                                 ------------------   ------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                          $    1,513           $  (26,909)          $    (115)            $  (10,146)
   Net realized gain (loss) on
      investments                         10,703             (129,738)                 --                (44,208)
   Capital gain distributions
      from mutual funds                       --                   --                  --                     --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        333,853              551,580                  --                155,017
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   operations                            346,069              394,933                (115)               100,663
                                      ----------           ----------           ---------             ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        644,521              353,372                 996                271,196
   Administrative charges                   (799)                  --                  --                   (410)
   Cost of insurance                    (229,511)            (226,042)             (5,594)              (103,077)
   Policy loans                          (20,349)             (28,879)                 --                 (4,166)
   Death benefits                             --               (4,135)                 --                     --
   Withdrawals                          (181,815)            (108,047)            (16,528)               (50,051)
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                212,047              (13,731)            (21,126)               113,492
                                      ----------           ----------           ---------             ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            558,116              381,202             (21,241)               214,155

NET ASSETS:
   Beginning of year                   3,113,889            2,876,910              59,832              1,169,237
                                      ----------           ----------           ---------             ----------
   End of year                        $3,672,005           $3,258,112           $  38,591             $1,383,392
                                      ==========           ==========           =========             ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                          $    5,627           $  (23,066)          $    (762)            $   (7,590)
   Net realized gain (loss) on
      investments                        (25,430)            (334,660)                 --                (29,333)
   Capital gain distributions
      from mutual funds                       --                   --                  --                     --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        822,744            1,109,446                  --                243,302
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   operations                            802,941              751,720                (762)               206,379
                                      ----------           ----------           ---------             ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        408,009              411,606            (341,189)               344,511
   Administrative charges                   (604)                  --                  --                   (311)
   Cost of insurance                    (243,404)            (231,642)            (20,208)              (108,073)
   Policy loans                          (28,472)             (25,684)                 --                (11,143)
   Death benefits                             --               (7,482)                 --                     --
   Withdrawals                          (363,722)            (233,094)                 --                (51,574)
                                      ----------           ----------           ---------             ----------
Increase (decrease) in net
   assets resulting from
   principal transactions               (228,193)             (86,296)           (361,397)               173,410
                                      ----------           ----------           ---------             ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            574,748              665,424            (362,159)               379,789

NET ASSETS:
   Beginning of year                   2,539,141            2,211,486             421,991                789,448
                                      ----------           ----------           ---------             ----------
   End of year                        $3,113,889           $2,876,910           $  59,832             $1,169,237
                                      ==========           ==========           =========             ==========

                             See accompanying notes.

                                    VA II - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 -------------------------------------------------------------------------------------
                                  AllianceBernstein
                                     Real Estate        AllianceBernstein     AllianceBernstein     AllianceBernstein
                                      Investment         Small Cap Growth        Technology           Total Return
                                 Portfolio - Class A   Portfolio - Class A   Portfolio - Class A   Portfolio - Class A
                                 -------------------   -------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                           $  6,357              $ (4,566)            $  (13,861)            $  5,086
   Net realized gain (loss) on
      investments                        16,363                (2,201)              (201,774)              (1,950)
   Capital gain distributions
      from mutual funds                      --                    --                     --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       102,501                74,560                286,364               21,162
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                           125,221                67,793                 70,729               24,298
                                       --------              --------             ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        56,323                86,240                295,977               33,507
   Administrative charges                    --                    --                     --                   --
   Cost of insurance                    (36,722)              (33,000)              (171,819)             (22,868)
   Policy loans                          (2,428)               (5,876)               (62,229)             (94,224)
   Death benefits                          (489)                   --                   (295)                  --
   Withdrawals                           (3,864)              (12,212)               (46,225)              (7,622)
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions                12,820                35,152                 15,409              (91,207)
                                       --------              --------             ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           138,041               102,945                 86,138              (66,909)

NET ASSETS:
   Beginning of year                    363,456               474,050              1,617,423              364,860
                                       --------              --------             ----------             --------
   End of year                         $501,497              $576,995             $1,703,561             $297,951
                                       ========              ========             ==========             ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                           $  5,841              $ (3,298)            $  (13,007)            $  6,032
   Net realized gain (loss) on
      investments                         6,789                (9,342)              (414,802)              (4,348)
   Capital gain distributions
      from mutual funds                      --                    --                     --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        88,648               165,874                966,356               53,841
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                           101,278               153,234                538,547               55,525
                                       --------              --------             ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                        61,052                82,831                389,185               79,582
   Administrative charges                    --                    --                     --                   --
   Cost of insurance                    (33,954)              (30,844)              (188,353)             (23,967)
   Policy loans                          (4,122)               (1,434)               (46,618)             (15,512)
   Death benefits                            --                    --                     --                   --
   Withdrawals                           (2,190)              (25,140)              (299,583)             (15,307)
                                       --------              --------             ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions                20,786                25,413               (145,369)              24,796
                                       --------              --------             ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           122,064               178,647                393,178               80,321

NET ASSETS:
   Beginning of year                    241,392               295,403              1,224,245              284,539
                                       --------              --------             ----------             --------
   End of year                         $363,456              $474,050             $1,617,423             $364,860
                                       ========              ========             ==========             ========

                             See accompanying notes.

                                    VA II - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 --------------------------------------------------------------------------------
                                  AllianceBernstein
                                         U.S.                                 American Century   American Century
                                   Government/High      AllianceBernstein        VP Capital         VP Income &
                                   Grade Securities       Utility Income     Appreciation Fund -   Growth Fund -
                                 Portfolio - Class A   Portfolio - Class A        Class I             Class I
                                 -------------------   -------------------   ------------------- ----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                            $  14               $  2,323             $   (503)           $  1,026
   Net realized gain (loss) on
      investments                           2                 (8,260)                (391)                725
   Capital gain distributions
      from mutual funds                    21                     --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                         (18)                41,657                6,508              21,349
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                              19                 35,720                5,614              23,100
                                        -----               --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                          --                 26,199               20,090              64,584
   Administrative charges                  --                     --                   --                  --
   Cost of insurance                      (98)               (21,488)             (10,851)            (23,259)
   Policy loans                            --                 (2,578)                (288)               (946)
   Death benefits                          --                   (188)                  --                 (31)
   Withdrawals                             --                 (7,982)                (105)               (872)
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 (98)                (6,037)               8,846              39,476
                                        -----               --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             (79)                29,683               14,460              62,576

NET ASSETS:
   Beginning of year                      751                170,849               67,499             161,141
                                        -----               --------             --------            --------
   End of year                          $ 672               $200,532             $ 81,959            $223,717
                                        =====               ========             ========            ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                            $  18+              $  3,619             $   (409)           $    696
   Net realized gain (loss) on
      investments                           4                 (1,089)              (2,998)               (252)
   Capital gain distributions
      from mutual funds                     6+                    --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                          (6)                23,835               12,555              33,304
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                              22                 26,365                9,148              33,748
                                        -----               --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                          --                 41,486               30,775              41,672
   Administrative charges                  --                     --                   --                  --
   Cost of insurance                     (101)               (20,395)             (10,982)            (20,545)
   Policy loans                            --                 (2,671)                (679)               (587)
   Death benefits                          --                     --                   --                  --
   Withdrawals                             --                 (2,493)             (11,778)             (2,153)
                                        -----               --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions                (101)                15,927                7,336              18,387
                                        -----               --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             (79)                42,292               16,484              52,135

NET ASSETS:
   Beginning of year                      830                128,557               51,015             109,006
                                        -----               --------             --------            --------
   End of year                          $ 751               $170,849             $ 67,499            $161,141
                                        =====               ========             ========            ========

                             See accompanying notes.

                                    VA II - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                        Anchor Series         Anchor Series      Anchor Series
                                 American Century        Trust Asset          Trust Capital      Trust Government
                                 VP International   Allocation Portfolio       Appreciation      and Quality Bond
                                  Fund - Class 1          - Class 1        Portfolio - Class 1   Portfolio - Class 1
                                 ----------------   --------------------   -------------------   -------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (251)            $  7,081             $  (24,516)            $  35,166
   Net realized gain (loss) on
      investments                       5,677                1,662                (35,577)                1,689
   Capital gain distributions
      from mutual funds                    --                   --                     --                   356
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      23,857               22,966                331,437               (14,473)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   operations                          29,283               31,709                271,344                22,738
                                     --------             --------             ----------             ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                68,939               97,851              1,030,154               153,018
   Administrative charges                (317)                  --                     --                    --
   Cost of insurance                   (3,453)             (48,342)              (401,615)             (124,138)
   Policy loans                            --               (4,566)               (28,394)               (4,616)
   Death benefits                          --                   --                     --                    --
   Withdrawals                             --               (5,263)              (133,760)              (10,046)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              65,169               39,680                466,385                14,218
                                     --------             --------             ----------             ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          94,452               71,389                737,729                36,956

NET ASSETS:
   Beginning of year                  166,167              310,356              2,952,389               875,095
                                     --------             --------             ----------             ---------
   End of year                       $260,619             $381,745             $3,690,118             $ 912,051
                                     ========             ========             ==========             =========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $     66             $   (228)            $  (18,186)            $  32,723+
   Net realized gain (loss) on
      investments                       1,249                  161               (136,283)               11,447
   Capital gain distributions
      from mutual funds                    --                   --                     --                 7,283+
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      25,289               12,442                833,039               (35,996)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   operations                          26,604               12,375                678,570                15,457
                                     --------             --------             ----------             ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      99,529              307,375                819,267               256,299
   Administrative charges                (201)                  --                     --                    --
   Cost of insurance                   (1,929)              (4,074)              (464,284)             (153,096)
   Policy loans                            --                   --                (16,018)                 (534)
   Death benefits                          --                   --                 (1,163)                   --
   Withdrawals                             --               (5,320)               (97,008)             (112,537)
                                     --------             --------             ----------             ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              97,399              297,981                240,794                (9,868)
                                     --------             --------             ----------             ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         124,003              310,356                919,364                 5,589

NET ASSETS:
   Beginning of year                   42,164                   --              2,033,025               869,506
                                     --------             --------             ----------             ---------
   End of year                       $166,167             $310,356             $2,952,389             $ 875,095
                                     ========             ========             ==========             =========

                             See accompanying notes.

                                   VA II - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                          Anchor Series                           Dreyfus VIF Small
                                    Anchor Series         Trust Natural         Dreyfus Stock        Company Stock
                                     Trust Growth           Resources        Index Fund, Inc. -   Portfolio - Initial
                                 Portfolio - Class 1   Portfolio - Class 1     Initial shares           shares
                                 -------------------   -------------------   ------------------   ------------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (2,600)            $    184             $   59,862           $   (9,757)
   Net realized gain (loss) on
      investments                       (45,292)              31,491                (66,779)              33,598
   Capital gain distributions
      from mutual funds                      --               19,500                     --               83,309
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       205,852               80,426                570,465               98,919
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   operations                           157,960              131,601                563,548              206,069
                                     ----------             --------             ----------           ----------

PRINCIPAL TRANSACTIONS:

   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                 400,950              197,282                737,866              272,730
   Administrative charges                    --                   --                     --                   --
   Cost of insurance                   (183,861)             (66,841)              (714,320)            (101,172)
   Policy loans                          (2,279)                (660)               (60,917)              (6,566)
   Death benefits                            --                   --                    (31)                 (33)
   Withdrawals                         (155,661)             (18,046)              (272,983)             (28,344)
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                59,149              111,735               (310,385)             136,615
                                     ----------             --------             ----------           ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           217,109              243,336                253,163              342,684

NET ASSETS:
   Beginning of year                  1,451,512              441,865              6,212,374            1,063,041
                                     ----------             --------             ----------           ----------
   End of year                       $1,668,621             $685,201             $6,465,537           $1,405,725
                                     ==========             ========             ==========           ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $   (2,165)            $    (17)+           $   35,845           $   (5,700)
   Net realized gain (loss) on
      investments                       (91,581)               5,010               (201,691)             (22,795)
   Capital gain distributions
      from mutual funds                      --                2,585+                    --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       414,492              132,021              1,550,819              319,699
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   operations                           320,746              139,599              1,384,973              291,204
                                     ----------             --------             ----------           ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       393,215              108,661              1,064,366              196,414
   Administrative charges                    --                   --                     --                   --
   Cost of insurance                   (202,183)             (56,347)              (721,214)             (84,940)
   Policy loans                           1,714              (13,013)               (88,104)                 991
   Death benefits                          (347)                  --                     --                 (219)
   Withdrawals                         (155,454)             (15,158)              (341,207)             (51,613)
                                     ----------             --------             ----------           ----------
Increase (decrease) in net
   assets resulting from
   principal transactions                36,945               24,143                (86,159)              60,633
                                     ----------             --------             ----------           ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           357,691              163,742              1,298,814              351,837

NET ASSETS:
   Beginning of year                  1,093,821              278,123              4,913,560              711,204
                                     ----------             --------             ----------           ----------
   End of year                       $1,451,512             $441,865             $6,212,374           $1,063,041
                                     ==========             ========             ==========           ==========

                             See accompanying notes.

                                   VA II - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                 -----------------------------------------------------------------------------------
                                                           Fidelity VIP
                                  Fidelity VIP Asset        Contrafund          Fidelity VIP       Fidelity VIP High
                                 Manager Portfolio -   Portfolio - Initial   Growth Portfolio -   Income Portfolio -
                                    Initial Class             Class             Initial Class        Initial Class
                                 -------------------   -------------------   ------------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment
      income (loss)                  $   28,246            $  (10,111)          $  (25,716)            $ 43,144
   Net realized gain (loss) on
      investments                       (40,133)                4,477             (185,769)             (18,963)
   Capital gain distributions
      from mutual funds                      --                    --                   --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        77,026               304,499              304,184               27,113
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   operations                            65,139               298,865               92,699               51,294
                                     ----------            ----------           ----------             --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       236,577               543,380              624,739               79,930
   Administrative charges                    --                  (789)                  --                   --
   Cost of insurance                   (129,540)             (151,840)            (367,057)             (53,573)
   Policy loans                        (115,962)              (15,179)            (106,614)              (4,573)
   Death benefits                       (16,963)               (9,813)              (8,237)                 (32)
   Withdrawals                          (80,198)              (77,562)            (170,424)             (14,733)
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (106,086)              288,197              (27,593)               7,019
                                     ----------            ----------           ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           (40,947)              587,062               65,106               58,313

NET ASSETS:
   Beginning of year                  1,521,339             1,838,346            4,117,553              581,065
                                     ----------            ----------           ----------             --------
   End of year                       $1,480,392            $2,425,408           $4,182,659             $639,378
                                     ==========            ==========           ==========             ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                  $   39,754            $   (5,870)          $  (22,556)            $ 26,606
   Net realized gain (loss)
      on investments                    (57,900)               (4,797)            (342,393)             (20,404)
   Capital gain distributions
      from mutual funds                      --                    --                   --                   --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       253,746               400,450            1,383,610              100,527
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
      assets resulting from
      operations                        235,600               389,783            1,018,661              106,729
                                     ----------            ----------           ----------             --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       220,837               443,079              637,554              190,575
   Administrative charges                    --                  (476)                  --                   --
   Cost of insurance                   (134,758)             (146,165)            (392,034)             (47,788)
   Policy loans                         (33,002)               (8,621)             (28,518)             (20,044)
   Death benefits                            --                (8,719)                (288)                (168)
   Withdrawals                         (177,336)              (76,659)            (361,870)             (25,779)
                                     ----------            ----------           ----------             --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (124,259)              202,439             (145,156)              96,796
                                     ----------            ----------           ----------             --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           111,341               592,222              873,505              203,525

NET ASSETS:
   Beginning of year                  1,409,998             1,246,124            3,244,048              377,540
                                     ----------            ----------           ----------             --------
   End of year                       $1,521,339            $1,838,346           $4,117,553             $581,065
                                     ==========            ==========           ==========             ========

                             See accompanying notes.

                                   VA II - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 -------------------------------------------------------------------------------
                                                        Fidelity VIP
                                 Fidelity VIP Index   Investment Grade   Fidelity VIP Money      Fidelity VIP
                                   500 Portfolio -    Bond Portfolio -   Market Portfolio -   Overseas Portfolio
                                    Initial Class       Initial Class       Initial Class       - Initial Class
                                 ------------------   ----------------   ------------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                          $    140           $   34,812          $   10,320            $  1,314
   Net realized gain (loss) on
      investments                        5,927               14,453                  --             (30,723)
   Capital gain distributions
      from mutual funds                     --               31,681                  --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       38,803              (42,646)                 --              88,340
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   operations                           44,870               38,300              10,320              58,931
                                      --------           ----------          ----------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                349,641              128,387             446,494              73,191
   Administrative charges                 (244)                  --                  --                  --
   Cost of insurance                    (4,752)             (89,510)           (337,461)            (36,028)
   Policy loans                             --              (34,847)           (109,200)            (50,025)
   Death benefits                           --                   --                  --                  --
   Withdrawals                              --              (78,977)           (140,788)            (30,527)
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions              344,645              (74,947)           (140,955)            (43,389)
                                      --------           ----------          ----------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          389,515              (36,647)           (130,635)             15,542

NET ASSETS:
   Beginning of year                   140,601            1,088,549           2,831,614             523,940
                                      --------           ----------          ----------            --------
   End of year                        $530,116           $1,051,902          $2,700,979            $539,482
                                      ========           ==========          ==========            ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                   $    146           $   30,714+         $    5,506            $   (512)
   Net realized gain (loss)
      on investments                     4,104                4,956                  --             (18,438)
   Capital gain distributions
      from mutual funds                     --               14,023+                 --                  --
   Net change in unrealized
      appreciation (depreciation)
      of investments                    12,369               (5,606)                 --             177,971
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   operations                           16,619               44,087               5,506             159,021
                                      --------           ----------          ----------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                       89,302              157,882             208,370              84,696
   Administrative charges                 (153)                  --                  --                  --
   Cost of insurance                    (1,467)             (94,289)           (402,435)            (33,951)
   Policy loans                             --               (5,001)            (22,473)             (5,472)
   Death benefits                           --                   --                  --                  --
   Withdrawals                              --              (13,054)           (145,777)            (28,607)
                                      --------           ----------          ----------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions               87,682               45,538            (362,315)             16,666
                                      --------           ----------          ----------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          104,301               89,625            (356,809)            175,687

NET ASSETS:
   Beginning of year                    36,300              998,924           3,188,423             348,253
                                      --------           ----------          ----------            --------
   End of year                        $140,601           $1,088,549          $2,831,614            $523,940
                                      ========           ==========          ==========            ========

                             See accompanying notes.

                                   VA II - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                              Sub-accounts
                                 ----------------------------------------------------------------------
                                     Franklin                                              Neuberger
                                    Templeton -                                           Berman AMT
                                 Templeton Global                     JPMorgan U.S.    Limited Maturity
                                 Asset Allocation   JPMorgan Bond    Large Cap Core    Bond Portfolio -
                                  Fund - Class 1      Portfolio     Equity Portfolio        Class I
                                 ----------------   -------------   ----------------   ----------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  3,270         $  3,846          $    12            $ 1,522
   Net realized gain (loss) on
      investments                      19,941              366             (455)               (67)
   Capital gain distributions
      from mutual funds                    --            2,541               --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       4,587           (2,998)           6,062             (1,469)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   operations                          27,798            3,755            5,619                (14)
                                     --------         --------          -------            -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      42,907          (13,042)          13,682             13,540
   Administrative charges                  --               --               --                 --
   Cost of insurance                  (17,033)         (20,481)          (8,848)            (6,012)
   Policy loans                             8             (325)          (2,032)              (129)
   Death benefits                          --               --               --                 --
   Withdrawals                         (1,219)         (11,339)          (2,528)            (1,173)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   principal transactions              24,663          (45,187)             274              6,226
                                     --------         --------          -------            -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                       52,461          (41,432)           5,893              6,212

NET ASSETS:
   Beginning of year                  162,887          153,532           63,757             44,847
                                     --------         --------          -------            -------
   End of year                       $215,348         $112,100          $69,650            $51,059
                                     ========         ========          =======            =======
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment
      income (loss)                  $  2,689         $  3,059+         $   109            $ 1,667
   Net realized gain (loss)
      on investments                    1,448              126               --                130
   Capital gain distributions
      from mutual funds                    --            2,910+              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      32,270           (2,181)          12,842             (1,035)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   operations                          36,407            3,914           12,951                762
                                     --------         --------          -------            -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      31,848           52,571           19,551             11,082
   Administrative charges                  --               --               --                 --
   Cost of insurance                  (15,092)         (25,580)          (8,693)            (6,107)
   Policy loans                            (3)             (46)             (49)            (6,694)
   Death benefits                          --               --               --                 --
   Withdrawals                           (272)          (4,261)            (607)              (166)
                                     --------         --------          -------            -------
Increase (decrease) in net
   assets resulting from
   principal transactions              16,481           22,684           10,202             (1,885)
                                     --------         --------          -------            -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                       52,888           26,598           23,153             (1,123)

NET ASSETS:
   Beginning of year                  109,999          126,934           40,604             45,970
                                     --------         --------          -------            -------
   End of year                       $162,887         $153,532          $63,757            $44,847
                                     ========         ========          =======            =======

                             See accompanying notes.

                                   VA II - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Sub-accounts
                                 ------------------------------------------------------------------------------
                                       Neuberger           Oppenheimer        Oppenheimer      PIMCO VIT Real
                                      Berman AMT        Global Securities     Main Street    Return Portfolio -
                                 Partners Portfolio -     Fund/VA - Non-    Fund/VA - Non-     Administrative
                                       Class I            Service Shares    Service Shares          Class
                                 --------------------   -----------------   --------------   ------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                           $  (3,556)            $  1,610          $    288           $    477
   Net realized gain (loss) on
      investments                         14,053                5,303             4,346                 12
   Capital gain distributions
      from mutual funds                       --                   --                --              6,419
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                         68,185               65,071            42,976               (917)
                                       ---------             --------          --------           --------
Increase (decrease) in net
   assets resulting from
   operations                             78,682               71,984            47,610              5,991
                                       ---------             --------          --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                              16,344              118,758           114,164            204,577
   Administrative charges                     --                   --                --                 (9)
   Cost of insurance                    (130,448)             (44,811)          (61,426)            (1,387)
   Policy loans                              199               (5,793)           (4,617)                --
   Death benefits                             --                   --              (719)                --
   Withdrawals                           (11,150)             (12,591)          (24,823)                --
Increase (decrease) in net
      assets resulting from
      principal transactions            (125,055)              55,563            22,579            203,181
                                       ---------             --------          --------           --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            (46,373)             127,547            70,189            209,172
NET ASSETS:
   Beginning of year                     518,738              351,112           521,876                 --
                                       ---------             --------          --------           --------
   End of year                         $ 472,365             $478,659          $592,065           $209,172
                                       =========             ========          ========           ========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                           $  (2,669)            $     35          $    835           $     --
   Net realized gain (loss) on
      investments                        (15,598)              (2,644)           (5,102)                --
   Capital gain distributions
      from mutual funds                       --                   --                --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                        129,106               95,539           106,863                 --
                                       ---------             --------          --------           --------
Increase (decrease) in net
      assets resulting from
      operations                         110,839               92,930           102,596                 --
                                       ---------             --------          --------           --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                             181,136              106,120           111,718                 --
   Administrative charges                     --                   --                --                 --
   Cost of insurance                    (101,537)             (32,682)          (57,994)                --
   Policy loans                               --               (3,419)             (131)                --
   Death benefits                             --                   --                --                 --
   Withdrawals                            (1,044)             (17,069)          (17,818)                --
                                       ---------             --------          --------           --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 78,555               52,950            35,775                 --
                                       ---------             --------          --------           --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            189,394              145,880           138,371                 --

NET ASSETS:
   Beginning of year                     329,344              205,232           383,505                 --
                                       ---------             --------          --------           --------
   End of year                         $ 518,738             $351,112          $521,876           $     --
                                       =========             ========          ========           ========

                             See accompanying notes.

                                   VA II - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Sub-accounts
                                 ---------------------------------------------------------------------------------
                                                          SunAmerica -
                                     SunAmerica -          SunAmerica          SunAmerica
                                  Aggressive Growth    Balanced Portfolio   Alliance Growth     SunAmerica Asset
                                 Portfolio - Class 1         Class 1           Portfolio      Allocation Portfolio
                                 -------------------   ------------------   ---------------   --------------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  (12,850)           $   10,831          $  (13,738)         $      --
   Net realized gain (loss) on
      investments                      (105,024)              (25,702)           (257,092)                --
   Capital gain distributions
      from mutual funds                      --                    --                  --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       381,671                92,857             493,722                 --
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   operations                           263,797                77,986             222,892                 --
                                     ----------            ----------          ----------          ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                            457,675               323,461             660,008                 --
   Administrative charges                    --                    --                  --                 --
   Cost of insurance                   (286,655)             (155,345)           (501,809)                --
   Policy loans                           3,351                  (158)            (15,249)                --
   Death benefits                           (32)                   --                 (31)                --
   Withdrawals                          (89,584)              (53,517)           (154,771)                --
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   principal transactions                84,755               114,441             (11,852)                --
                                     ----------            ----------          ----------          ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           348,552               192,427             211,040                 --
NET ASSETS:
   Beginning of year                  1,617,770             1,184,263           3,173,040                 --
                                     ----------            ----------          ----------          ---------
   End of year                       $1,966,322            $1,376,690          $3,384,080          $      --
                                     ==========            ==========          ==========          =========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  (10,259)           $   17,457          $  (13,453)         $   8,203
   Net realized gain (loss) on
      investments                      (141,806)              (45,727)           (283,552)             4,254
   Capital gain distributions
      from mutual funds                      --                    --                  --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       487,287               182,083             911,867             31,382
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   operations                           335,222               153,813             614,862             43,839
                                     ----------            ----------          ----------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                            551,002               288,966             955,662           (230,541)
   Administrative charges                    --                    --                  --                 --
   Cost of insurance                   (353,605)             (192,673)           (644,629)           (44,793)
   Policy loans                         (12,931)              (11,448)            (20,596)            (8,437)
   Death benefits                          (872)                 (361)            (17,217)              (447)
   Withdrawals                          (76,326)              (80,480)           (164,523)            (3,186)
                                     ----------            ----------          ----------          ---------
Increase (decrease) in net
   assets resulting from
   principal transactions               107,268                 4,004             108,697           (287,404)
                                     ----------            ----------          ----------          ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           442,490               157,817             723,559           (243,565)

NET ASSETS:
   Beginning of year                  1,175,280             1,026,446           2,449,481            243,565
                                     ----------            ----------          ----------          ---------
   End of year                       $1,617,770            $1,184,263          $3,173,040          $      --
                                     ==========            ==========          ==========          =========

                             See accompanying notes.

                                   VA II - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Sub-accounts
                                 ---------------------------------------------------------------------
                                 SunAmerica Blue   SunAmerica Cash     SunAmerica     SunAmerica Davis
                                   Chip Growth        Management     Corporate Bond     Venture Value
                                    Portfolio         Portfolio         Portfolio        Portfolio
                                 ---------------   ---------------   --------------   ----------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $   (521)        $      (128)       $ 18,354         $    3,452
   Net realized gain (loss) on
      investments                     (1,292)            (44,931)          1,573             (6,771)
   Capital gain distributions
      from mutual funds                   --                  --              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      5,815              46,434           4,645            338,294
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   operations                          4,002               1,375          24,572            334,975
                                    --------         -----------        --------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                          36,852              (2,601)         93,610            584,793
   Administrative charges                 --                  --              --                 --
   Cost of insurance                 (11,882)           (439,652)        (46,614)          (309,161)
   Policy loans                           (1)            (10,003)           (119)           (23,381)
   Death benefits                         --                  --              --                 --
   Withdrawals                          (770)           (188,456)         (2,070)          (214,075)
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             24,199            (640,712)         44,807             38,176
                                    --------         -----------        --------         ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         28,201            (639,337)         69,379            373,151
NET ASSETS:
   Beginning of year                  79,253           3,336,603         390,152          2,567,930
                                    --------         -----------        --------         ----------
   End of year                      $107,454         $ 2,697,266        $459,531         $2,941,081
                                    ========         ===========        ========         ==========

For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $   (443)        $    50,429        $ 19,389         $    3,000
   Net realized gain (loss) on
      investments                     (3,079)            (82,988)          1,973           (120,177)
   Capital gain distributions
      from mutual funds                   --                  --              --                 --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     17,462              29,694          15,491            735,818
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   operations                         13,940              (2,865)         36,853            618,641
                                    --------         -----------        --------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other Sub-
      accounts or fixed rate
      option                          23,170             239,316         134,327            593,361
   Administrative charges                 --                  --              --                 --
   Cost of insurance                  (8,917)           (668,615)        (50,857)          (338,741)
   Policy loans                        2,627            (172,742)         (5,214)            (5,211)
   Death benefits                         --             (57,723)             --               (908)
   Withdrawals                        (1,540)           (682,828)        (11,782)          (146,315)
                                    --------         -----------        --------         ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             15,340          (1,342,592)         66,474            102,186
                                    --------         -----------        --------         ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         29,280          (1,345,457)        103,327            720,827

NET ASSETS:
   Beginning of year                  49,973           4,682,060         286,825          1,847,103
                                    --------         -----------        --------         ----------
   End of year                      $ 79,253         $ 3,336,603        $390,152         $2,567,930
                                    ========         ===========        ========         ==========

                             See accompanying notes.

                                   VA II - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                             Sub-accounts
                                 --------------------------------------------------------------------
                                                                          SunAmerica
                                    SunAmerica         SunAmerica          Federated       SunAmerica
                                  "Dogs" of Wall    Emerging Markets   American Leaders   Global Bond
                                 Street Portfolio       Portfolio          Portfolio       Portfolio
                                 ----------------   ----------------   ----------------   -----------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  6,377          $   2,664           $  2,485        $  (4,572)
   Net realized gain (loss)
      on investments                    3,337             42,093               (971)          10,914
   Capital gain distributions
      from mutual funds                    --                 --                 --            7,202
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              19,005            114,701             29,044            5,745
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   operations                          28,719            159,458             30,558           19,289
                                     --------          ---------           --------        ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     191,557            118,953             56,939          165,307
   Administrative charges                  --                 --                 --               --
   Cost of insurance                  (32,171)          (106,982)           (45,939)        (135,956)
   Policy loans                          (419)              (139)              (392)          (3,367)
   Death benefits                          --                 --                 --             (932)
   Withdrawals                         (3,821)           (56,909)           (25,231)         (22,756)
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   principal transactions             155,146            (45,077)           (14,623)           2,296
                                     --------          ---------           --------        ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         183,865            114,381             15,935           21,585

NET ASSETS:
   Beginning of year                  219,269            735,010            338,441          585,752
                                     --------          ---------           --------        ---------
   End of year                       $403,134          $ 849,391           $354,376        $ 607,337
                                     ========          =========           ========        =========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  3,737          $  (4,356)          $  2,524        $  (4,032)
   Net realized gain (loss) on
      investments                      (2,031)             3,061            (23,569)           5,910
   Capital gain distributions
      from mutual funds                    --                 --                 --               --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      35,134            247,031             96,836           14,166
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   operations                          36,840            245,736             75,791           16,044
                                     --------          ---------           --------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      65,123            163,552             52,180          144,864
   Administrative charges                  --                 --                 --               --
   Cost of insurance                  (34,782)          (125,084)           (67,043)        (123,849)
   Policy loans                          (797)              (351)            (8,275)            (414)
   Death benefits                          --               (369)              (414)             (31)
   Withdrawals                        (18,043)           (22,233)           (28,651)          (5,705)
                                     --------          ---------           --------        ---------
Increase (decrease) in net
   assets resulting from
   principal transactions              11,501             15,515            (52,203)          14,865
                                     --------          ---------           --------        ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          48,341            261,251             23,588           30,909

NET ASSETS:
   Beginning of year                  170,928            473,759            314,853          554,843
                                     --------          ---------           --------        ---------
   End of year                       $219,269          $ 735,010           $338,441        $ 585,752
                                     ========          =========           ========        =========

                             See accompanying notes.

                                   VA II - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                             Sub-accounts
                                 --------------------------------------------------------------------
                                                                          SunAmerica
                                    SunAmerica         SunAmerica           Growth        SunAmerica
                                 Global Equities      Goldman Sachs     Opportunities   Growth-Income
                                    Portfolio      Research Portfolio     Portfolio       Portfolio
                                 ---------------   ------------------   -------------   -------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $ (2,275)           $  (158)          $   (694)      $   (1,031)
   Net realized gain (loss) on
      investments                    (42,743)               462             (2,558)        (123,299)
   Capital gain distributions
      from mutual funds                   --                 --                 --               --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments            100,413              2,172              8,500          372,183
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   operations                         55,395              2,476              5,248          247,853
                                    --------            -------           --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    121,101              3,608             20,149          461,589
   Administrative charges                 --                 --                 --               --
   Cost of insurance                 (74,691)            (3,937)           (14,658)        (314,733)
   Policy loans                        6,522                 --                 (1)         (33,332)
   Death benefits                         --                 --                 --               --
   Withdrawals                       (41,477)                --               (573)        (201,527)
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             11,455               (329)             4,917          (88,003)
                                    --------            -------           --------       ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         66,850              2,147             10,165          159,850

NET ASSETS:
   Beginning of year                 508,530             20,755             96,016        2,367,757
                                    --------            -------           --------       ----------
   End of year                      $575,380            $22,902           $106,181       $2,527,607
                                    ========            =======           ========       ==========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $ (2,067)           $  (197)          $   (489)      $    5,662
   Net realized gain (loss) on
      investments                    (38,529)              (521)              (374)         (96,148)
   Capital gain distributions
      from mutual funds                   --                 --                 --               --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments            142,290              3,843             15,897          530,477
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   operations                        101,694              3,125             15,034          439,991
                                    --------            -------           --------       ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    149,843              4,977             54,417          683,934
   Administrative charges                 --                 --                 --               --
   Cost of insurance                 (89,704)            (3,139)           (10,543)        (367,048)
   Policy loans                       (2,797)                --              2,629          (10,105)
   Death benefits                       (294)                --                 --             (381)
   Withdrawals                       (38,852)                --               (164)         (83,380)
                                    --------            -------           --------       ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             18,196              1,838             46,339          223,020
                                    --------            -------           --------       ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        119,890              4,963             61,373          663,011

NET ASSETS:
   Beginning of year                 388,640             15,792             34,643        1,704,746
                                    --------            -------           --------       ----------
   End of year                      $508,530            $20,755           $ 96,016       $2,367,757
                                    ========            =======           ========       ==========

                             See accompanying notes.

                                   VA II - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Sub-accounts
                                 -------------------------------------------------------------------------
                                                        SunAmerica          SunAmerica
                                 SunAmerica High-      International       International      SunAmerica
                                    Yield Bond          Diversified         Growth and      Marsico Growth
                                     Portfolio      Equities Portfolio   Income Portfolio      Portfolio
                                 ----------------   ------------------   ----------------   --------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ 14,785            $  8,602           $   3,629          $ (3,493)
   Net realized gain (loss) on
      investments                       2,423             (55,994)            (16,447)           14,838
   Capital gain distributions
      from mutual funds                    --                  --                  --                --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              10,291             133,661             153,195            35,797
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   operations                          27,499              86,269             140,377            47,142
                                     --------            --------           ---------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or
      fixed rate option                34,130             111,291             379,671            83,461
   Administrative charges                  --                  --                  --                --
   Cost of insurance                  (26,760)            (77,032)            (90,422)          (69,200)
   Policy loans                        (4,098)               (384)             (3,754)           (5,000)
   Death benefits                          --                  --                  --              (769)
   Withdrawals                        (10,066)            (12,326)           (160,272)          (36,749)
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions              (6,794)             21,549             125,223           (28,257)
                                     --------            --------           ---------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          20,705             107,818             265,600            18,885

NET ASSETS:
   Beginning of year                  167,576             463,312             685,867           494,676
                                     --------            --------           ---------          --------
   End of year                       $188,281            $571,130           $ 951,467          $513,561
                                     ========            ========           =========          ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  8,088            $ 15,056           $   4,029          $ (3,113)
   Net realized gain (loss) on
      investments                     (14,761)            (24,995)            (20,827)             (237)
   Capital gain distributions
      from mutual funds                    --                  --                  --                --
   Net change in unrealized
      appreciation (depreciat-
      ion) of investments              51,194             116,127             194,619           109,293
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   operations                          44,521             106,188             177,821           105,943
                                     --------            --------           ---------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      52,531             116,272             157,209           148,435
   Administrative charges                  --                  --                  --                --
   Cost of insurance                  (26,700)            (72,991)           (102,234)          (74,146)
   Policy loans                        (1,160)             (2,160)             (1,121)           (3,674)
   Death benefits                          --                (284)             (1,017)               --
   Withdrawals                        (24,529)            (13,624)            (12,663)          (33,208)
                                     --------            --------           ---------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions                 142              27,213              40,174            37,407
                                     --------            --------           ---------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          44,663             133,401             217,995           143,350

NET ASSETS:
   Beginning of year                  122,913             329,911             467,872           351,326
                                     --------            --------           ---------          --------
   End of year                       $167,576            $463,312           $ 685,867          $494,676
                                     ========            ========           =========          ========

                             See accompanying notes.

                                   VA II - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                              Sub-accounts
                                 ---------------------------------------------------------------------
                                  SunAmerica MFS
                                  Massachusetts    SunAmerica MFS   SunAmerica MFS       SunAmerica
                                 Investors Trust   Mid-Cap Growth    Total Return      Putnam Growth:
                                    Portfolio         Portfolio        Portfolio     Voyager Portfolio
                                 ---------------   --------------   --------------   -----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                        $    367         $  (17,097)      $   (5,563)       $   (5,970)
   Net realized gain (loss) on
      investments                    (26,605)          (125,613)           9,634           (97,848)
   Capital gain distributions
      from mutual funds                   --                 --               --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     84,182            433,014           96,460           142,348
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   operations                         57,944            290,304          100,531            38,530
                                    --------         ----------       ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     22,672            637,173          325,538           130,844
   Administrative charges                 --                 --               --                --
   Cost of insurance                 (66,544)          (336,950)        (138,433)         (130,103)
   Policy loans                        2,181             (2,086)            (962)             (869)
   Death benefits                         --                (32)              --                --
   Withdrawals                       (23,706)           (62,349)        (107,373)          (46,982)
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   principal transactions            (65,397)           235,756           78,770           (47,110)
                                    --------         ----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         (7,453)           526,060          179,301            (8,580)

NET ASSETS:
   Beginning of year                 592,074          2,048,747          937,397         1,002,816
                                    --------         ----------       ----------        ----------
   End of year                      $584,621         $2,574,807       $1,116,698        $  994,236
                                    ========         ==========       ==========        ==========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                        $    585         $  (11,988)      $   30,469        $   (4,205)
   Net realized gain (loss) on
      investments                    (17,941)          (162,557)          (8,008)          (93,439)
   Capital gain distributions
      from mutual funds                   --                 --               --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                    122,256            678,302          104,470           280,554
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   operations                        104,900            503,757          126,931           182,910
                                    --------         ----------       ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                    135,853            742,612          281,460           242,455
   Administrative charges                 --                 --               --                --
   Cost of insurance                 (80,519)          (352,829)        (152,945)         (167,700)
   Policy loans                       (2,556)           (12,968)          (8,876)           (7,832)
   Death benefits                         --               (625)              --           (10,192)
   Withdrawals                       (32,393)           (73,767)         (61,221)          (38,591)
                                    --------         ----------       ----------        ----------
Increase (decrease) in net
   assets resulting from
   principal transactions             20,385            302,423           58,418            18,140
                                    --------         ----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        125,285            806,180          185,349           201,050

NET ASSETS:
   Beginning of year                 466,789          1,242,567          752,048           801,766
                                    --------         ----------       ----------        ----------
   End of year                      $592,074         $2,048,747       $  937,397        $1,002,816
                                    ========         ==========       ==========        ==========

                             See accompanying notes.

                                   VA II - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                            Sub-accounts
                                 ------------------------------------------------------------------
                                                    SunAmerica      SunAmerica        SunAmerica
                                  SunAmerica Real   Technology   Telecom Utility    Worldwide High
                                 Estate Portfolio    Portfolio      Portfolio      Income Portfolio
                                 ----------------   ----------   ---------------   ----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $ 15,924        $ (1,006)      $  4,684           $ 3,943
   Net realized gain (loss) on
      investments                      29,281           2,781         (4,688)           (1,324)
   Capital gain distributions
      from mutual funds                    --              --             --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     186,783          (5,651)        16,721             3,246
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   operations                         231,988          (3,876)        16,717             5,865
                                     --------        --------       --------           -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     242,359          29,101         28,855            11,636
   Administrative charges                  --              --             --                --
   Cost of insurance                  (67,953)        (19,901)       (16,618)           (5,459)
   Policy loans                        (6,250)             (1)         1,472                --
   Death benefits                          --              --             --                --
   Withdrawals                         (2,954)            657         (7,123)           (1,754)
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   principal transactions             165,202           9,856          6,586             4,423
                                     --------        --------       --------           -------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         397,190           5,980         23,303            10,288

NET ASSETS:
   Beginning of year                  510,646         122,846         94,740            64,797
                                     --------        --------       --------           -------
   End of year                       $907,836        $128,826       $118,043           $75,085
                                     ========        ========       ========           =======
For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $  8,470        $   (405)      $  4,751           $ 4,604
   Net realized gain (loss) on
      investments                       5,541          (2,431)        (1,848)             (747)
   Capital gain distributions
      from mutual funds                    --              --             --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                     117,955          25,829         10,990             8,435
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   operations                         131,966          22,993         13,893            12,292
                                     --------        --------       --------           -------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     149,436          78,538         28,801            15,678
   Administrative charges                  --              --             --                --
   Cost of insurance                  (52,301)        (12,957)       (18,781)           (6,320)
   Policy loans                        (4,773)          2,630            (31)               --
   Death benefits                          --              --             --                --
   Withdrawals                        (11,245)         (1,874)        (3,159)           (1,628)
                                     --------        --------       --------           -------
Increase (decrease) in net
   assets resulting from
   principal transactions              81,117          66,337          6,830             7,730
                                     --------        --------       --------           -------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         213,083          89,330         20,723            20,022

NET ASSETS:
   Beginning of year                  297,563          33,516         74,017            44,775
                                     --------        --------       --------           -------
   End of year                       $510,646        $122,846       $ 94,740           $64,797
                                     ========        ========       ========           =======

                             See accompanying notes.

                                   VA II - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                 ----------------------------------------------------------------------------------
                                    UIF Core Plus                             UIF U.S. Mid Cap   VALIC Company I -
                                     Fixed Income        UIF Money Market    Value Portfolio -    Small Cap Index
                                 Portfolio - Class I   Portfolio - Class I        Class I               Fund
                                 -------------------   -------------------   -----------------   -----------------
For the Year Ended December
   31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $  5,480                $    486             $ (2,339)           $    122
   Net realized gain (loss) on
      investments                       2,554                      --                2,580                 218
   Capital gain distributions
      from mutual funds                   398                      --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      (1,474)                     --               52,306              54,550
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                           6,958                     486               52,547              54,890
                                     --------                --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     (48,665)                (66,534)             142,354             363,077
   Administrative charges                (281)                   (192)                (580)                (18)
   Cost of insurance                   (3,050)                 (5,934)              (6,293)             (2,609)
   Policy loans                            --                      --                   --                  --
   Death benefits                          --                      --                   --                  --
   Withdrawals                             --                      --                   --                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions             (51,996)                (72,660)             135,481             360,450
                                     --------                --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         (45,038)                (72,174)             188,028             415,340

NET ASSETS:
   Beginning of year                  220,579                 177,428              289,179                  --
                                     --------                --------             --------            --------
   End of year                       $175,541                $105,254             $477,207            $415,340
                                     ========                ========             ========            ========

For the Year Ended December
   31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $   (849)+              $   (147)            $ (1,368)           $     --
   Net realized gain (loss) on
      investments                         (52)                     --               17,137                  --
   Capital gain distributions
      from mutual funds                   831 +                    --                   --                  --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                       3,482                      --               62,737                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   operations                           3,412                    (147)              78,506                  --
                                     --------                --------             --------            --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                     147,834                 111,204              111,257                  --
   Administrative charges                (276)                   (732)                (426)                 --
   Cost of insurance                   (2,635)                 (6,039)              (4,053)                 --
   Policy loans                            --                      --                   --                  --
   Death benefits                          --                      --                   --                  --
   Withdrawals                             --                      --                   --                  --
                                     --------                --------             --------            --------
Increase (decrease) in net
   assets resulting from
   principal transactions             144,923                 104,433              106,778                  --
                                     --------                --------             --------            --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         148,335                 104,286              185,284                  --

NET ASSETS:
   Beginning of year                   72,244                  73,142              103,895                  --
                                     --------                --------             --------            --------
   End of year                       $220,579                $177,428             $289,179            $     --
                                     ========                ========             ========            ========

                             See accompanying notes.

                                   VA II - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                            Sub-accounts
                                 ---------------------------------
                                      Van Eck
                                     Worldwide          Van Eck
                                 Emerging Markets   Worldwide Hard
                                       Fund           Assets Fund
                                 ----------------   --------------
For the Year Ended
   December 31, 2004

OPERATIONS:
   Net investment income
      (loss)                         $   (841)         $   (620)
   Net realized gain (loss)
      on investments                   15,574             2,332
   Capital gain distributions
      from mutual funds                    --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      40,883            22,799
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   operations                          55,616            24,511
                                     --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      28,926            71,220
   Administrative charges                  --                --
   Cost of insurance                  (19,415)           (6,598)
   Policy loans                        (3,301)           (2,393)
   Death benefits                          --                --
   Withdrawals                        (26,302)             (782)
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions             (20,092)           61,447
                                     --------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          35,524            85,958

NET ASSETS:
   Beginning of year                  227,068            85,905
                                     --------          --------
   End of year                       $262,592          $171,863
                                     ========          ========
For the Year Ended
   December 31, 2003

OPERATIONS:
   Net investment income
      (loss)                         $ (1,393)         $   (346)
   Net realized gain (loss)
      on investments                   (4,702)               56
   Capital gain distributions
      from mutual funds                    --                --
   Net change in unrealized
      appreciation
      (depreciation) of
      investments                      85,197            24,463
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   operations                          79,102            24,173
                                     --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers
      from (to) other
      Sub-accounts or fixed
      rate option                      55,161            10,485
   Administrative charges                  --                --
   Cost of insurance                  (21,660)           (4,296)
   Policy loans                          (521)               87
   Death benefits                          --                --
   Withdrawals                        (22,171)             (104)
                                     --------          --------
Increase (decrease) in net
   assets resulting from
   principal transactions              10,809             6,172
                                     --------          --------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          89,911            30,345

NET ASSETS:
   Beginning of year                  137,157            55,560
                                     --------          --------
   End of year                       $227,068          $ 85,905
                                     ========          ========

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                   VA II - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage(SM) policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund - Series I
     AIM V.I. International Growth Fund - Series I

AllianceBernstein Variable Products Series Fund, Inc.:
     AllianceBernstein Americas Government Income Portfolio - Class A (1) AllianceBernstein Global Bond Portfolio - Class A
     AllianceBernstein Global Dollar Government Portfolio - Class A AllianceBernstein Growth and Income Portfolio - Class A
     AllianceBernstein Growth Portfolio - Class A
     AllianceBernstein High Yield Portfolio - Class A (1)
     AllianceBernstein International Portfolio - Class A (1)
     AllianceBernstein Money Market Portfolio - Class A
     AllianceBernstein Premier Growth Portfolio - Class A
     AllianceBernstein Real Estate Investment Portfolio - Class A
     AllianceBernstein Small Cap Growth Portfolio - Class A (2)
     AllianceBernstein Technology Portfolio - Class A
     AllianceBernstein Total Return Portfolio - Class A
     AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein Utility Income Portfolio - Class A
     AllianceBernstein Worldwide Privatization Portfolio - Class A (1)

American Century Variable Portfolios, Inc.
   ("American Century"):
     American Century VP Capital Appreciation Fund - Class I
     American Century VP Income & Growth Fund - Class I
     American Century VP International Fund - Class I

Anchor Series Trust:
     Anchor Series Trust Asset Allocation Portfolio - Class 1
     Anchor Series Trust Capital Appreciation Portfolio - Class 1
     Anchor Series Trust Government and Quality Bond Portfolio - Class 1 Anchor Series Trust Growth Portfolio - Class 1
     Anchor Series Trust Natural Resources Portfolio - Class 1

Credit Suisse Trust ("Credit Suisse"):
     Credit Suisse Emerging Markets Portfolio (1)
     Credit Suisse Global Post-Venture Capital Portfolio (1)
     Credit Suisse International Focus Portfolio (1)
     Credit Suisse Large Cap Value Portfolio (1)
     Credit Suisse Mid-Cap Growth Portfolio (1) (3)
     Credit Suisse Small Cap Growth Portfolio (1)

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Dreyfus VIF Small Company Stock Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
     Fidelity(R) VIP Balanced Portfolio - Initial Class (1)
     Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
     Fidelity(R) VIP Growth Portfolio - Initial Class
     Fidelity(R) VIP High Income Portfolio - Initial Class
     Fidelity(R) VIP Index 500 Portfolio - Initial Class
     Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Money Market Portfolio - Initial Class
     Fidelity(R) VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products
   Trust ("Franklin Templeton"):
     Franklin Templeton - Templeton Developing Markets Securities Fund - Class 2 (1)
     Franklin Templeton - Templeton Foreign Securities Fund - Class 2 (1) Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1 Franklin Templeton - Templeton Growth Securities Fund - Class 2 (1)

Goldman Sachs Variable Insurance Trust:
     Goldman Sachs CORE(SM) U.S. Equity Fund (1)
     Goldman Sachs International Equity Fund (1)

J.P. Morgan Series Trust II:
     JPMorgan Bond Portfolio
     JPMorgan Mid Cap Value Portfolio (1)
     JPMorgan Small Company Portfolio (1)
     JPMorgan U.S. Large Cap Core Equity Portfolio

Merrill Lynch Variable Series Funds, Inc.:
     Merrill Lynch Basic Value V.I. Fund - Class I (1)
     Merrill Lynch Fundamental Growth V.I. Fund - Class I (1)
     Merrill Lynch Government Bond V.I. Fund - Class I (1)
     Merrill Lynch Value Opportunities V.I. Fund - Class I (1) (4)

Neuberger Berman Advisers Management Trust
   ("Neuberger Berman AMT"):
     Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I Neuberger Berman AMT Partners Portfolio - Class I

                                   VA II - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA - Non-Service Shares
     Oppenheimer Main Street Fund/VA - Non-Service Shares

PIMCO Variable Insurance Trust:
     PIMCO VIT High Yield Portfolio - Administrative Class (1)
     PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class (1) PIMCO VIT Real Return Portfolio - Administrative Class
     PIMCO VIT Short-Term Portfolio - Administrative Class (1)
     PIMCO VIT Total Return Portfolio - Administrative Class (1)

SunAmerica Series Trust ("SunAmerica"):
     SunAmerica - Aggressive Growth Portfolio - Class 1 SunAmerica - SunAmerica Balanced Portfolio - Class 1 SunAmerica Alliance Growth Portfolio
     SunAmerica Asset Allocation Portfolio (5)
     SunAmerica Blue Chip Growth Portfolio
     SunAmerica Cash Management Portfolio
     SunAmerica Corporate Bond Portfolio
     SunAmerica Davis Venture Value Portfolio
     SunAmerica "Dogs" of Wall Street Portfolio
     SunAmerica Emerging Markets Portfolio
     SunAmerica Federated American Leaders Portfolio SunAmerica Global Bond Portfolio
     SunAmerica Global Equities Portfolio (1)
     SunAmerica Goldman Sachs Research Portfolio
     SunAmerica Growth Opportunities Portfolio
     SunAmerica Growth-Income Portfolio
     SunAmerica High-Yield Bond Portfolio
     SunAmerica International Diversified Equities Portfolio SunAmerica International Growth and Income Portfolio SunAmerica Marsico Growth Portfolio

SunAmerica Series Trust ("SunAmerica") - continued:
     SunAmerica MFS Massachusetts Investors Trust Portfolio
     SunAmerica MFS Mid-Cap Growth Portfolio
     SunAmerica MFS Total Return Portfolio
     SunAmerica Putnam Growth: Voyager Portfolio
     SunAmerica Real Estate Portfolio
     SunAmerica Technology Portfolio
     SunAmerica Telecom Utility Portfolio
     SunAmerica Worldwide High Income Portfolio

The Universal Institutional Funds, Inc. ("UIF"):
     UIF Core Plus Fixed Income Portfolio - Class I
     UIF Emerging Markets Equity Portfolio - Class I (1)
     UIF High Yield Portfolio - Class I (1)
     UIF Mid Cap Growth Portfolio - Class I (1)
     UIF Money Market Portfolio - Class I
     UIF Technology Portfolio - Class I (1)
     UIF U.S. Mid Cap Value Portfolio - Class I

VALIC Company I:
     VALIC Company I - International Equities Fund (1)
     VALIC Company I - Mid Cap Index Fund (1)
     VALIC Company I - Small Cap Index Fund

Van Eck Worldwide Insurance Trust ("Van Eck"):
     Van Eck Worldwide Emerging Markets Fund
     Van Eck Worldwide Hard Assets Fund

Vanguard(R) Variable Insurance Fund ("Vanguard"):
     Vanguard(R) VIF Total Bond Market Index Portfolio (1)
     Vanguard(R) VIF Total Stock Market Index Portfolio (1)

(1)  Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Porfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund Class I.
(5) Effective November 24, 2003, SunAmerica Asset Allocation Portfolio was reorganized into the Anchor Series Trust Asset Allocation Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

                                   VA II - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - The deduction from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

                                   VA II - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

-------------------------------------------------------------------------------------------------------------------
Policies                                          Sales Charges
-------------------------------------------------------------------------------------------------------------------
Variable Universal Life Policy and Gallery Life   5% of each premium payment plus the state specific premim taxes.
-------------------------------------------------------------------------------------------------------------------
Executive Advantage                               The maximum charge is 9% of each premium payment.
-------------------------------------------------------------------------------------------------------------------
Gemstone Life                                     5% of each premium payment up to the target premium amount plus
                                                  2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.
-------------------------------------------------------------------------------------------------------------------
Polaris Life and Polaris Survivorship Life        Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
-------------------------------------------------------------------------------------------------------------------

Variable Account charges - Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by policy follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                                   Mortality and Expense
                                                  Mortality and Expense   Mortality and Expense     Risk Minimum Annual
                                                   Risk Current Annual     Risk Maximum Annual    Rate in Policy Year 11
Policies                                                   Rate                    Rate                 and Greater
------------------------------------------------------------------------------------------------------------------------
Variable Universal Life Policy and Gallery Life           0.90%                   0.90%                    0.50%
------------------------------------------------------------------------------------------------------------------------
Executive Advantage                                       0.65%                   1.00%                     N/A
------------------------------------------------------------------------------------------------------------------------
Gemstone Life                                             0.75%                   0.90%                    0.35%
------------------------------------------------------------------------------------------------------------------------
Polaris Life and Polaris Survivorship Life                0.75%                   0.90%                    0.25%
------------------------------------------------------------------------------------------------------------------------

Other charges paid to the Company by redemption of units outstanding include deductions for administrative charges, acquisition and underwriting charges, cost of insurance, supplemental benefits or riders, transfer fees and surrender charges.

Monthly administrative charges are paid to the Company for the administrative services provided under the current policies.

The Company may deduct an additional monthly expense charge for expenses associated with acquisition and underwriting of your policy.

Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

Monthly charges are deducted, if the policy owner selects additional supplemental benefits or riders for certain policies. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider.

A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). Any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25.

                                   VA II - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                   VA II - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of    Proceeds from
Sub-accounts                                           Purchases       Sales
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                                      $ 59,201     $   81,436
AIM V.I. International Growth
   Fund - Series I                                       135,900        135,975
AllianceBernstein Global Bond
   Portfolio - Class A                                    22,934         12,217
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                                                  22             15
AllianceBernstein Growth and
   Income Portfolio -Class A                             526,583        313,021
AllianceBernstein Growth
   Portfolio - Class A                                   219,474        260,113
AllianceBernstein Money Market
   Portfolio - Class A                                       435         21,713
AllianceBernstein Premier
   Growth Portfolio - Class A                            261,284        157,938
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                                                69,316         50,152
AllianceBernstein Small Cap
   Growth Portfolio - Class A                             60,068         29,480
AllianceBernstein Technology
   Portfolio - Class A                                   218,920        217,372
AllianceBernstein Total Return
   Portfolio - Class A                                    49,406        135,568
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                                                    41            106
AllianceBernstein Utility
   Income Portfolio - Class A                             44,071         47,781
American Century VP Capital
   Appreciation Fund - Class I                            16,890          8,547
American Century VP Income &
   Growth Fund - Class I                                  48,891          8,373
American Century VP
   International Fund -
   Class I                                                85,009         20,091
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                                                75,056         28,299
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                                               832,704        390,835
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                                             138,937         89,197
Anchor Series Trust Growth
   Portfolio - Class 1                                   396,393        339,846
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                                               220,761         89,345
Dreyfus Stock Index Fund, Inc.
   - Initial shares                                      885,641      1,136,166
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                                                371,336        161,168
Fidelity VIP Asset Manager
   Portfolio - Initial Class                             193,828        271,650
Fidelity VIP Contrafund
   Portfolio - Initial Class                             442,911        164,842
Fidelity VIP Growth Portfolio
   - Initial Class                                       381,423        434,732
Fidelity VIP High Income
   Portfolio - Initial Class                             101,589         51,425
Fidelity VIP Index 500
   Portfolio - Initial Class                             394,962         50,161
Fidelity VIP Investment Grade
   Bond Portfolio - Initial Class                        186,585        195,007
Fidelity VIP Money Market
   Portfolio - Initial Class                             734,422        865,056
Fidelity VIP Overseas
   Portfolio - Initial Class                              55,303         97,379
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                                        119,854         91,900
JPMorgan Bond Portfolio                                   37,010         75,804
JPMorgan U.S. Large Cap Core
   Equity Portfolio                                       14,712         14,416
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                                                 9,861          2,079
Neuberger Berman AMT Partners
   Portfolio - Class I                                    12,960        141,572
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                                                 92,595         35,419
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                                                117,639         94,772
PIMCO VIT Real Return
   Portfolio - Administrative
   Class                                                 211,837          1,759
SunAmerica - Aggressive Growth
   Portfolio - Class 1                                   272,100        200,195
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                                               257,663        131,671
SunAmerica Alliance Growth
   Portfolio                                             472,385        497,975
SunAmerica Blue Chip Growth
   Portfolio                                              32,781          9,103
SunAmerica Cash Management
   Portfolio                                             584,271      1,222,357
SunAmerica Corporate Bond
   Portfolio                                              94,929         31,800
SunAmerica Davis Venture Value
   Portfolio                                             635,831        594,202
SunAmerica "Dogs" of Wall
   Street Portfolio                                      192,853         31,358
SunAmerica Emerging Markets
   Portfolio                                             108,087        150,500
SunAmerica Federated American
   Leaders Portfolio                                      45,853         58,007
SunAmerica Global Bond
   Portfolio                                             145,250        140,323
SunAmerica Global Equities
   Portfolio                                             121,275        112,095

                                   VA II - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of    Proceeds from
Sub-accounts                                           Purchases       Sales
--------------------------------------------------------------------------------
SunAmerica Goldman Sachs
   Research Portfolio                                   $  2,481     $    2,968
SunAmerica Growth
   Opportunities Portfolio                                15,674         11,451
SunAmerica Growth-Income
   Portfolio                                             481,065        570,174
SunAmerica High-Yield Bond
   Portfolio                                              39,270         31,354
SunAmerica International
   Diversified Equities
   Portfolio                                             246,946        216,797
SunAmerica International
   Growth and Income Portfolio                           323,743        194,904
SunAmerica Marsico Growth
   Portfolio                                              78,544        110,294
SunAmerica MFS Massachusetts
   Investors Trust Portfolio                              78,948        143,979
SunAmerica MFS Mid-Cap Growth
   Portfolio                                             405,113        186,454
SunAmerica MFS Total Return
   Portfolio                                             318,191        245,083
SunAmerica Putnam Growth:
   Voyager Portfolio                                     158,467        211,548
SunAmerica Real Estate
   Portfolio                                             257,598         76,458
SunAmerica Technology
   Portfolio                                              81,137         72,287
SunAmerica Telecom Utility
   Portfolio                                              21,536         10,195
SunAmerica Worldwide High
   Income Portfolio                                       15,766          7,444
UIF Core Plus Fixed Income
   Portfolio - Class I                                    66,481        112,573
UIF Money Market Portfolio -
   Class I                                               941,509      1,013,706
UIF U.S. Mid Cap Value
   Portfolio - Class I                                   141,273          8,132
VALIC Company I - Small Cap
   Index Fund                                            363,883          3,311
Van Eck Worldwide Emerging
   Markets Fund                                           43,979         64,912
Van Eck Worldwide Hard Assets
   Fund                                                   67,747          6,911

                                   VA II - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                             Net Asset   Value of Shares     Cost of
Sub-accounts                       Shares      Value      at Fair Value    Shares Held
--------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I                  28,071    $ 22.69       $  636,924      $  667,165
AIM V.I. International Growth
   Fund - Series I                  44,283      19.77          875,477         771,145
AllianceBernstein Global Bond
   Portfolio - Class A               4,784      13.63           65,211          60,108
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                            22      14.79              324             223
AllianceBernstein Growth and
   Income Portfolio - Class A      152,492      24.08        3,672,016       3,198,931
AllianceBernstein Growth
   Portfolio - Class A             178,039      18.30        3,258,112       3,907,133
AllianceBernstein Money Market
   Portfolio - Class A              38,558       1.00           38,558          38,558
AllianceBernstein Premier
   Growth Portfolio - Class A       59,018      23.44        1,383,392       1,451,324
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                          24,274      20.66          501,498         306,532
AllianceBernstein Small Cap
   Growth Portfolio - Class A       49,527      11.65          576,994         529,119
AllianceBernstein Technology
   Portfolio - Class A             111,563      15.27        1,703,562       2,168,959
AllianceBernstein Total Return
   Portfolio - Class A              15,731      18.94          297,951         273,252
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                              55      12.28              674             662
AllianceBernstein Utility
   Income Portfolio - Class A       11,037      18.17          200,545         174,274
American Century VP Capital
   Appreciation Fund - Class I      10,700       7.66           81,959          74,388
American Century VP Income &
   Growth Fund - Class I            30,562       7.32          223,717         187,461
American Century VP
   International Fund -
   Class I                          35,457       7.35          260,610         211,464
Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                          25,928      14.72          381,742         346,333
Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                         111,659      33.05        3,690,118       3,228,304
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                        60,884      14.98          912,056         933,424
Anchor Series Trust Growth
   Portfolio - Class 1              60,548      27.56        1,668,619       1,477,729
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          21,839      31.37          685,207         479,154
Dreyfus Stock Index Fund, Inc.
   - Initial shares                209,308      30.89        6,465,538       6,062,958
Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                           62,036      22.66        1,405,727       1,159,379
Fidelity VIP Asset Manager
   Portfolio - Initial Class        99,690      14.85        1,480,392       1,414,253
Fidelity VIP Contrafund
   Portfolio - Initial Class        91,112      26.62        2,425,405       2,006,400
Fidelity VIP Growth Portfolio
   - Initial Class                 130,667      32.01        4,182,661       5,021,526
Fidelity VIP High Income
   Portfolio - Initial Class        91,340       7.00          639,378         643,473
Fidelity VIP Index 500
   Portfolio - Initial Class         3,848     137.75          530,116         478,943
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                            79,389      13.25        1,051,902       1,020,918
Fidelity VIP Money Market
   Portfolio - Initial Class     2,700,981       1.00        2,700,981       2,700,981
Fidelity VIP Overseas
   Portfolio - Initial Class        30,792      17.52          539,482         532,498
Franklin Templeton - Templeton
   Global Asset Allocation
   Fund - Class 1                   10,201      21.11          215,348         182,168
JPMorgan Bond Portfolio              9,211      12.17          112,100         110,968
JPMorgan U.S. Large Cap Core
   Equity Portfolio                  5,125      13.59           69,650          61,394
Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                           3,983      12.82           51,058          52,886
Neuberger Berman AMT Partners
   Portfolio - Class I              25,784      18.32          472,365         310,614
Oppenheimer Global Securities
   Fund/VA - Non-Service
   Shares                           16,220      29.51          478,652         354,615
Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                           28,410      20.84          592,059         509,187
PIMCO VIT Real Return
   Portfolio -
   Administrative Class             16,190      12.92          209,174         210,090
SunAmerica - Aggressive Growth
   Portfolio - Class 1             192,971      10.19        1,966,322       2,008,061
SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                          98,362      14.00        1,376,690       1,373,045
SunAmerica Alliance Growth
   Portfolio                       179,319      18.87        3,384,082       3,791,870
SunAmerica Blue Chip Growth
   Portfolio                        16,768       6.41          107,456          97,190
SunAmerica Cash Management
   Portfolio                       252,582      10.68        2,697,266       2,749,733
SunAmerica Corporate Bond
   Portfolio                        38,432      11.96          459,531         440,890
SunAmerica Davis Venture Value
   Portfolio                       112,609      26.12        2,941,089       2,443,537
SunAmerica "Dogs" of Wall
   Street Portfolio                 37,660      10.70          403,134         365,223
SunAmerica Emerging Markets
   Portfolio                        73,845      11.50          849,391         550,806
SunAmerica Federated American
   Leaders Portfolio                21,701      16.33          354,376         309,745
SunAmerica Global Bond
   Portfolio                        52,343      11.60          607,337         578,809

                                   VA II - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.


                                           Net Asset   Value of Shares     Cost of
Sub-accounts                      Shares     Value      at Fair Value    Shares Held
------------------------------------------------------------------------------------
SunAmerica Global Equities
   Portfolio                      49,880     $11.54       $  575,379     $  568,446
SunAmerica Goldman Sachs
   Research Portfolio              3,080       7.43           22,902         17,997
SunAmerica Growth
   Opportunities Portfolio        20,863       5.09          106,180         92,301
SunAmerica Growth-Income
   Portfolio                     105,802      23.89        2,527,607      2,374,461
SunAmerica High-Yield Bond
   Portfolio                      25,985       7.25          188,274        160,111
SunAmerica International
   Diversified Equities
   Portfolio                      72,827       7.84          571,128        484,761
SunAmerica International
   Growth and Income Portfolio    79,542      11.96          951,467        822,654
SunAmerica Marsico Growth
   Portfolio                      46,342      11.08          513,561        410,609
SunAmerica MFS Massachusetts
   Investors Trust Portfolio      50,450      11.59          584,613        548,930
SunAmerica MFS Mid-Cap Growth
   Portfolio                     283,983       9.07        2,574,807      2,670,056
SunAmerica MFS Total Return
   Portfolio                      62,975      17.73        1,116,698        982,899
SunAmerica Putnam Growth:
   Voyager Portfolio              67,973      14.63          994,236      1,091,681
SunAmerica Real Estate
   Portfolio                      45,961      19.75          907,837        597,089
SunAmerica Technology
   Portfolio                      49,038       2.63          128,825        124,935
SunAmerica Telecom Utility
   Portfolio                      13,497       8.75          118,043        131,888
SunAmerica Worldwide High
   Income Portfolio                9,787       7.67           75,080         75,848
UIF Core Plus Fixed Income
   Portfolio - Class I            15,185      11.56          175,541        173,570
UIF Money Market Portfolio -
   Class I                       105,181       1.00          105,181        105,181
UIF U.S. Mid Cap Value
   Portfolio - Class I            28,087      16.99          477,198        362,155
VALIC Company I - Small Cap
   Index Fund                     25,894      16.04          415,340        360,790
Van Eck Worldwide Emerging
   Markets Fund                   17,264      15.21          262,590        170,746
Van Eck Worldwide Hard Assets
   Fund                            9,361      18.36          171,863        126,191

                                   VA II - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.

                                 Accumulation    Accumulation    Net Increase
Sub-accounts                     Units Issued   Units Redeemed    (Decrease)
-----------------------------------------------------------------------------
1 AIM V.I. Capital
   Appreciation Fund -
   Series I                          7,037          (8,677)         (1,640)
6 AIM V.I. Capital
   Appreciation Fund -
   Series I                          4,259          (4,020)            239
1 AIM V.I. International
   Growth Fund - Series I            7,577          (9,109)         (1,532)
6 AIM V.I. International
   Growth Fund - Series I            4,633          (2,531)          2,102
1 AllianceBernstein Global
   Bond Portfolio - Class A          1,638          (1,093)            545
2 AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                            --              --              --
3 AllianceBernstein Growth and
   Income Portfolio - Class A       11,301         (12,764)         (1,463)
5 AllianceBernstein Growth and
   Income Portfolio - Class A       19,427            (703)         18,724
3 AllianceBernstein Growth
   Portfolio - Class A              18,387         (19,039)           (652)
2 AllianceBernstein Money
   Market Portfolio - Class A           38          (1,836)         (1,798)
1 AllianceBernstein Premier
   Growth Portfolio - Class A       10,420         (10,051)            369
2 AllianceBernstein Premier
   Growth Portfolio - Class A          153             (55)             98
5 AllianceBernstein Premier
   Growth Portfolio - Class A        8,237            (404)          7,833
6 AllianceBernstein Premier
   Growth Portfolio - Class A       11,644          (9,257)          2,387
2 AllianceBernstein Real
   Estate Investment Portfolio
   - Class A                            --             (24)            (24)
6 AllianceBernstein Real
   Estate Investment Portfolio
   - Class A                         2,769          (2,155)            614
1 AllianceBernstein Small Cap
   Growth Portfolio - Class A        6,999          (3,895)          3,104
2 AllianceBernstein Small Cap
   Growth Portfolio - Class A          198             (32)            166
3 AllianceBernstein Technology
   Portfolio - Class A              18,475         (19,298)           (823)
6 AllianceBernstein Technology
   Portfolio - Class A              13,461          (9,352)          4,109
1 AllianceBernstein Total
   Return Portfolio - Class A        3,841         (11,843)         (8,002)
2 AllianceBernstein Total
   Return Portfolio - Class A           --             (50)            (50)
2 AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                              --              (7)             (7)
2 AllianceBernstein Utility
   Income Portfolio - Class A           --              (6)             (6)
6 AllianceBernstein Utility
   Income Portfolio - Class A        3,259          (4,391)         (1,132)
6 American Century VP Capital
   Appreciation Fund - Class I       2,841          (1,484)          1,357
6 American Century VP Income &
   Growth Fund - Class I             6,518          (2,322)          4,196
5 American Century VP
   International Fund - Class
   I                                 5,566            (311)          5,255
4 Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                           7,594          (4,189)          3,405
4 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                          69,709         (35,268)         34,441
6 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                          19,468         (11,491)          7,977
4 Anchor Series Trust
   Government and Quality Bond
   Portfolio - Class 1              10,269          (9,231)          1,038
4 Anchor Series Trust Growth
   Portfolio - Class 1              29,606         (26,080)          3,526
6 Anchor Series Trust Growth
   Portfolio - Class 1              10,186          (6,615)          3,571
4 Anchor Series Trust Natural
   Resources Portfolio - Class
   1                                 6,394          (2,020)          4,374
6 Anchor Series Trust Natural
   Resources Portfolio - Class
   1                                 3,657          (2,300)          1,357
1 Dreyfus Stock Index Fund,
   Inc. - Initial shares            24,041         (25,942)         (1,901)
6 Dreyfus Stock Index Fund,
   Inc. - Initial shares            56,340         (89,744)        (33,404)
1 Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                            9,653          (4,421)          5,232
6 Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                           11,151          (5,142)          6,009
1 Fidelity VIP Asset Manager
   Portfolio - Initial Class         6,175         (13,617)         (7,442)
6 Fidelity VIP Asset Manager
   Portfolio - Initial Class         6,030          (3,240)          2,790
1 Fidelity VIP Contrafund
   Portfolio - Initial Class         8,225          (8,615)           (390)
5 Fidelity VIP Contrafund
   Portfolio - Initial Class        18,237            (705)         17,532
6 Fidelity VIP Contrafund
   Portfolio - Initial Class        12,549          (6,496)          6,053
1 Fidelity VIP Growth
   Portfolio - Initial Class        23,897         (28,645)         (4,748)
6 Fidelity VIP Growth
   Portfolio - Initial Class        14,532          (7,306)          7,226
1 Fidelity VIP High Income
   Portfolio - Initial Class         4,514          (3,816)            698
6 Fidelity VIP High Income
   Portfolio - Initial Class         1,432          (1,508)            (76)
5 Fidelity VIP Index 500
   Portfolio - Initial Class        27,197            (381)         26,816
1 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                     3,660         (10,201)         (6,541)

                                   VA II - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                 Accumulation   Accumulation Units   Net Increase
Sub-accounts                     Units Issued        Redeemed         (Decrease)
---------------------------------------------------------------------------------
6 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                      5,223            (2,455)           2,768
1 Fidelity VIP Money Market
   Portfolio - Initial Class          7,783           (19,934)         (12,151)
6 Fidelity VIP Money Market
   Portfolio - Initial Class         35,797           (33,695)           2,102
1 Fidelity VIP Overseas
   Portfolio - Initial Class          3,955            (7,200)          (3,245)
6 Franklin Templeton -
   Templeton Global Asset
   Allocation Fund - Class 1          4,504            (2,340)           2,164
6 JPMorgan Bond Portfolio             1,523            (5,371)          (3,848)
6 JPMorgan U.S. Large Cap Core
   Equity Portfolio                   1,724            (1,682)              42
6 Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                            1,117              (575)             542
6 Neuberger Berman AMT
   Partners Portfolio - Class
   I                                    981           (13,167)         (12,186)
6 Oppenheimer Global
   Securities Fund/VA - Non-
   Service Shares                    12,612            (6,096)           6,516
6 Oppenheimer Main Street
   Fund/VA - Non-Service
   Shares                             9,079            (6,457)           2,622
5 PIMCO VIT Real Return
   Portfolio - Administrative
   Class                             19,598              (133)          19,465
4 SunAmerica - Aggressive
   Growth Portfolio - Class 1        42,951           (35,388)           7,563
6 SunAmerica - Aggressive
   Growth Portfolio - Class 1        10,667            (8,725)           1,942
4 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           28,645           (14,259)          14,386
6 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                            7,255            (8,364)          (1,109)
4 SunAmerica Alliance Growth
   Portfolio                        100,708          (104,719)          (4,011)
6 SunAmerica Alliance Growth
   Portfolio                         12,920           (10,918)           2,002
4 SunAmerica Blue Chip Growth
   Portfolio                          6,089            (1,986)           4,103
4 SunAmerica Cash Management
   Portfolio                         39,834           (97,458)         (57,624)
4 SunAmerica Corporate Bond
   Portfolio                          6,565            (3,305)           3,260
4 SunAmerica Davis Venture
   Value Portfolio                   35,031           (32,414)           2,617
4 SunAmerica "Dogs" of Wall
   Street Portfolio                  17,288            (3,219)          14,069
4 SunAmerica Emerging Markets
   Portfolio                         12,678           (16,889)          (4,211)
4 SunAmerica Federated
   American Leaders Portfolio         6,388            (7,799)          (1,411)
4 SunAmerica Global Bond
   Portfolio                         10,924            (2,218)           8,706
6 SunAmerica Global Bond
   Portfolio                            562            (9,820)          (9,258)
4 SunAmerica Global Equities
   Portfolio                         19,324           (18,039)           1,285
4 SunAmerica Goldman Sachs
   Research Portfolio                   515              (572)             (57)
4 SunAmerica Growth
   Opportunities Portfolio            4,255            (3,165)           1,090
4 SunAmerica Growth-Income
   Portfolio                         41,428           (57,199)         (15,771)
6 SunAmerica Growth-Income
   Portfolio                         20,707           (14,220)           6,487
4 SunAmerica High-Yield Bond
   Portfolio                          2,461            (3,037)            (576)
4 SunAmerica International
   Diversified Equities
   Portfolio                         21,294           (16,804)           4,490
4 SunAmerica International
   Growth and Income Portfolio       37,126           (25,281)          11,845
6 SunAmerica Marsico Growth
   Portfolio                          7,756           (10,783)          (3,027)
4 SunAmerica MFS Massachusetts
   Investors Trust Portfolio         11,799           (19,854)          (8,055)
4 SunAmerica MFS Mid-Cap
   Growth Portfolio                  48,184           (26,451)          21,733
6 SunAmerica MFS Mid-Cap
   Growth Portfolio                  32,913           (26,889)           6,024
4 SunAmerica MFS Total Return
   Portfolio                         23,705           (17,880)           5,825
4 SunAmerica Putnam Growth:
   Voyager Portfolio                 33,476           (40,609)          (7,133)
4 SunAmerica Real Estate
   Portfolio                         13,510            (3,448)          10,062
4 SunAmerica Technology
   Portfolio                         17,626           (13,631)           3,995
4 SunAmerica Telecom Utility
   Portfolio                          4,108            (3,068)           1,040
4 SunAmerica Worldwide High
   Income Portfolio                     974              (630)             344
5 UIF Core Plus Fixed Income
   Portfolio - Class I                5,634           (10,415)          (4,781)
5 UIF Money Market Portfolio -
   Class I                           94,631          (101,857)          (7,226)
5 UIF U.S. Mid Cap Value
   Portfolio - Class I                9,850              (483)           9,367
5 VALIC Company I - Small Cap
   Index Fund                        29,319              (199)          29,120
1 Van Eck Worldwide Emerging
   Markets Fund                       1,480            (3,151)          (1,671)
1 Van Eck Worldwide Hard
   Assets Fund                        4,773              (506)           4,267

                                   VA II - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Footnotes

     1 Variable Universal Life Policy product.
     2 Gallery Life product.
     3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
     5 Executive Advantage product.
     6 Gemstone Life product.

                                   VA II - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                 Accumulation Units   Accumulation Units   Net Increase
Sub-accounts                           Issued               Redeemed        (Decrease)
---------------------------------------------------------------------------------------
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                           8,405               (7,272)            1,133
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                           7,371               (4,073)            3,298
1 AIM V.I. International
     Growth Fund - Series I            13,889              (18,120)           (4,231)
6 AIM V.I. International
     Growth Fund - Series I             5,024               (3,497)            1,527
1 AllianceBernstein Global
     Bond Portfolio - Class A             873                   15               888
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A                   --                   (1)               (1)
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                           19,081              (32,391)          (13,310)
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                            9,841                 (533)            9,308
3 AllianceBernstein Growth
     Portfolio - Class A               32,551              (37,255)           (4,704)
2 AllianceBernstein Money
     Market Portfolio -
     Class A                            1,349              (31,981)          (30,632)
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                           15,119              (12,448)            2,671
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                              184                  (68)              116
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                            8,464                 (289)            8,175
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                           15,597               (4,735)           10,862
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A                   --                  (28)              (28)
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A                5,240               (3,283)            1,957
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                            9,343               (5,909)            3,434
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                              263                  (46)              217
3 AllianceBernstein Technology
     Portfolio - Class A               27,184              (39,853)          (12,669)
6 AllianceBernstein Technology
     Portfolio - Class A               17,311               (8,272)            9,039
1 AllianceBernstein Total
     Return Portfolio -
     Class A                            5,349               (2,639)            2,710
2 AllianceBernstein Total
     Return Portfolio -
     Class A                               --                  (55)              (55)
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                               --                   (7)               (7)
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                               --                   (6)               (6)
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                            5,951               (3,490)            2,461
6 American Century VP Capital
     Appreciation Fund -
     Class I                            4,925               (3,972)              953
6 American Century VP Income
     & Growth Fund - Class I            5,065               (2,745)            2,320
5 American Century VP
     International Fund -
     Class I                            9,851                 (200)            9,651
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                           28,482                 (850)           27,632
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                           71,628              (49,343)           22,285
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                           22,595              (18,712)            3,883
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio -
     Class 1                           11,779              (12,519)             (740)
4 Anchor Series Trust Growth
     Portfolio - Class 1               33,415              (35,209)           (1,794)
6 Anchor Series Trust Growth
   Portfolio - Class 1                 10,604               (3,667)            6,937
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                            2,627               (1,638)              989
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                            3,529               (2,651)              878
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares             41,623              (49,952)           (8,329)
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares             72,418              (57,252)           15,166
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                             6,257               (6,142)              115
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                            12,265               (7,498)            4,767
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class         11,988              (21,081)           (9,093)
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class          6,408               (2,872)            3,536
1 Fidelity VIP Contrafund
     Portfolio - Initial Class          9,458              (14,533)           (5,075)
5 Fidelity VIP Contrafund
     Portfolio - Initial Class         15,857                 (433)           15,424
6 Fidelity VIP Contrafund
     Portfolio - Initial Class         13,373                 (623)           12,750
1 Fidelity VIP Growth
     Portfolio - Initial Class         39,115              (51,292)          (12,177)
6 Fidelity VIP Growth
     Portfolio - Initial Class         19,766               (9,667)           10,099
1 Fidelity VIP High Income
     Portfolio - Initial Class          5,512                3,064             8,576
6 Fidelity VIP High Income
     Portfolio - Initial Class          1,862               (1,539)              323
5 Fidelity VIP Index 500
     Portfolio - Initial Class          8,299                 (901)            7,398
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                      5,564               (2,352)            3,212
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                      4,434               (4,910)             (476)
1 Fidelity VIP Money Market
     Portfolio - Initial Class         12,281              (20,609)           (8,328)
6 Fidelity VIP Money Market
     Portfolio - Initial Class         38,350              (62,333)          (23,983)

                                   VA II - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                 Accumulation Units   Accumulation Units   Net Increase
Sub-accounts                           Issued               Redeemed        (Decrease)
---------------------------------------------------------------------------------------
1 Fidelity VIP Overseas
     Portfolio - Initial Class          8,127               (6,023)             2,104
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1          5,460               (3,816)             1,644
6 JPMorgan Bond Portfolio               3,923               (1,978)             1,945
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio                   2,198                 (703)             1,495
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                              721                 (886)              (165)
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                           18,180              (10,260)             7,920
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares                10,391               (3,121)             7,270
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                            15,160              (10,673)             4,487
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                           63,384              (54,768)             8,616
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                           13,733               (7,039)             6,694
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                           29,688              (31,346)            (1,658)
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                           11,383               (8,249)             3,134
4 SunAmerica Alliance Growth
     Portfolio                        138,165             (124,514)            13,651
6 SunAmerica Alliance Growth
     Portfolio                         17,460              (14,909)             2,551
4 SunAmerica Asset Allocation
     Portfolio                          6,543              (33,030)           (26,487)
4 SunAmerica Blue Chip Growth
     Portfolio                          4,141               (1,232)             2,909
4 SunAmerica Cash Management
     Portfolio                         62,932             (183,542)          (120,610)
4 SunAmerica Corporate Bond
     Portfolio                          5,194                  191              5,385
4 SunAmerica Davis Venture
     Value Portfolio                   44,558              (36,714)             7,844
4 SunAmerica "Dogs" of Wall
     Street Portfolio                   7,989               (6,534)             1,455
4 SunAmerica Emerging Markets
     Portfolio                         18,413              (16,868)             1,545
4 SunAmerica Federated
     American Leaders
     Portfolio                         10,534              (16,814)            (6,280)
4 SunAmerica Global Bond
     Portfolio                          2,804                 (763)             2,041
6 SunAmerica Global Bond
     Portfolio                         17,726              (18,575)              (849)
4 SunAmerica Global Equities
     Portfolio                         23,388              (20,672)             2,716
4 SunAmerica Goldman Sachs
     Research Portfolio                 1,392               (1,204)               188
4 SunAmerica Growth
     Opportunities Portfolio           11,750                 (349)            11,401
4 SunAmerica Growth-Income
     Portfolio                         49,781              (34,797)            14,984
6 SunAmerica Growth-Income
     Portfolio                         27,736              (13,777)            13,959
4 SunAmerica High-Yield Bond
     Portfolio                          3,086               (2,417)               669
4 SunAmerica International
     Diversified Equities
     Portfolio                         19,282              (14,633)             4,649
4 SunAmerica International
     Growth and Income
     Portfolio                         21,442              (15,919)             5,523
6 SunAmerica Marsico Growth
   Portfolio                           15,204              (11,049)             4,155
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio         19,024              (16,000)             3,024
4 SunAmerica MFS Mid-Cap
     Growth Portfolio                  65,498              (41,017)            24,481
6 SunAmerica MFS Mid-Cap
     Growth Portfolio                  41,941              (16,034)            25,907
4 SunAmerica MFS Total Return
     Portfolio                         20,666              (15,501)             5,165
4 SunAmerica Putnam Growth:
     Voyager Portfolio                 42,295              (39,971)             2,324
4 SunAmerica Real Estate
     Portfolio                          7,072                 (937)             6,135
4 SunAmerica Technology
     Portfolio                         27,969                  200             28,169
4 SunAmerica Telecom Utility
     Portfolio                          4,683               (3,587)             1,096
4 SunAmerica Worldwide High
     Income Portfolio                     907                 (206)               701
5 UIF Core Plus Fixed Income
     Portfolio - Class I               13,823                 (262)            13,561
5 UIF Money Market Portfolio -
     Class I                           33,959              (23,530)            10,429
5 UIF U.S. Mid Cap Value
     Portfolio - Class I               10,687                 (373)            10,314
1 Van Eck Worldwide Emerging
     Markets Fund                       6,102               (4,342)             1,760
1 Van Eck Worldwide Hard
     Assets Fund                          775                 (299)               476

Footnotes
     1    Variable Universal Life Policy product.
     2    Gallery Life product.
     3    Variable Universal Life Policy product or Gallery Life product.
     4    Polaris product or Polaris Survivorship product.
     5    Executive Advantage product.
     6    Gemstone Life product.

                                   VA II - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense       Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2004
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                     41,856   $11.13   $  465,833      0.00%       0.90%        5.67%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                     22,503     7.60      171,091      0.00%       0.75%        5.83%
1 AIM V.I. International
     Growth Fund - Series I       50,235    12.91      648,572      0.64%       0.90%       22.89%
6 AIM V.I. International
     Growth Fund - Series I       22,104    10.27      226,905      0.64%       0.75%       23.08%
1 AllianceBernstein Global
     Bond Portfolio - Class A      4,488    14.53       65,216      6.19%       0.90%        8.65%
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A              17    19.44          326      7.01%       0.90%        9.13%
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                     105,864    28.51    3,018,341      0.89%       0.90%       10.46%
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                      44,824    14.58      653,664      0.95%       0.65%       10.74%
3 AllianceBernstein Growth
     Portfolio - Class A         162,219    20.08    3,258,112      0.00%       0.90%       13.71%
2 AllianceBernstein Money
     Market Portfolio -
     Class A                       3,284    11.75       38,591      0.65%       0.90%       -0.18%
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      53,387    12.15      648,589      0.00%       0.90%        7.65%
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       1,410    12.46       17,575      0.00%       0.90%        7.65%
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      23,746    12.88      305,936      0.00%       0.65%        7.92%
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      57,618     7.14      411,292      0.00%       0.75%        7.81%
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A             196    19.92        3,902      2.24%       0.90%       34.41%
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A          24,007    20.73      497,595      2.16%       0.75%       34.61%
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A**                    47,191    11.99      565,796      0.00%       0.90%       13.53%
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A**                     1,157     9.68       11,199      0.00%       0.90%       13.53%
3 AllianceBernstein Technology
     Portfolio - Class A          91,589    15.18    1,390,617      0.00%       0.90%        4.51%
6 AllianceBernstein Technology
     Portfolio - Class A          50,957     6.14      312,944      0.00%       0.75%        4.67%
1 AllianceBernstein Total
     Return Portfolio -
     Class A                      24,441    11.95      292,103      2.47%       0.90%        8.10%
2 AllianceBernstein Total
     Return Portfolio -
     Class A                         356    16.42        5,848      2.19%       0.90%        8.10%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                          47    14.31          672      2.88%       0.90%        2.84%
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                          38    16.41          624      2.13%       0.90%       23.21%
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                      22,189     9.01      199,908      1.94%       0.75%       23.40%
6 American Century VP Capital
     Appreciation Fund -
     Class I                      11,254     7.28       81,959      0.00%       0.75%        6.78%
6 American Century VP Income
     & Growth Fund - Class I      21,832    10.25      223,717      1.23%       0.75%       12.15%
5 American Century VP
     International Fund -
     Class I                      19,319    13.49      260,619      0.51%       0.65%       14.18%
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                      31,037    12.30      381,745      2.79%       0.75%        9.51%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                     240,227    12.22    2,934,964      0.00%       0.75%        8.30%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                      83,646     9.03      755,154      0.00%       0.75%        8.30%
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio - Class 1     68,089    13.40      912,051      4.68%       0.75%        2.64%
4 Anchor Series Trust Growth
     Portfolio - Class 1         114,459    10.87    1,244,228      0.57%       0.75%       10.03%
6 Anchor Series Trust Growth
     Portfolio - Class 1          45,562     9.31      424,393      0.57%       0.75%       10.03%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      14,263    25.11      358,142      0.77%       0.75%       24.11%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      16,443    19.89      327,059      0.77%       0.75%       24.11%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares       200,562    22.19    4,450,084      1.78%       0.90%        9.65%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares       218,882     9.21    2,015,453      1.81%       0.75%        9.81%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       47,249    14.71      695,019      0.00%       0.90%       17.46%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       53,922    13.18      710,706      0.00%       0.75%       17.63%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class    64,555    18.74    1,209,626      2.76%       0.90%        4.52%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class    25,774    10.51      270,766      2.76%       0.75%        4.68%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class    62,149    16.81    1,044,492      0.32%       0.90%       14.44%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class    43,335    14.60      632,487      0.31%       0.65%       14.73%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class    64,467    11.61      748,429      0.32%       0.75%       14.61%
1 Fidelity VIP Growth
     Portfolio - Initial Class   192,660    19.26    3,710,779      0.26%       0.90%        2.45%
6 Fidelity VIP Growth
     Portfolio - Initial Class    62,017     7.61      471,880      0.26%       0.75%        2.61%
1 Fidelity VIP High Income
     Portfolio - Initial Class    35,723    12.79      456,984      7.92%       0.90%        8.61%
6 Fidelity VIP High Income
     Portfolio - Initial Class    14,920    12.22      182,394      7.92%       0.75%        8.77%

                                   VA II - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense       Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2004 - Continued
5 Fidelity VIP Index 500
     Portfolio - Initial Class   37,848    $14.01   $  530,116      0.50%       0.65%        9.90%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                42,968    16.91      726,746      4.12%       0.90%        3.52%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                25,535    12.73      325,156      4.12%       0.75%        3.67%
1 Fidelity VIP Money Market
     Portfolio - Initial Class    82,173    13.47    1,106,569      1.16%       0.90%        0.30%
6 Fidelity VIP Money Market
     Portfolio - Initial Class   151,825    10.50    1,594,410      1.16%       0.75%        0.45%
1 Fidelity VIP Overseas
     Portfolio - Initial Class    34,619    15.58      539,482      1.14%       0.90%       12.62%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1    16,693    12.90      215,348      2.40%       0.75%       15.07%
6 JPMorgan Bond Portfolio          9,210    12.17      112,100      3.61%       0.75%        3.51%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio              7,906     8.81       69,650      0.75%       0.75%        8.67%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                       4,465    11.44       51,059      3.96%       0.75%        0.03%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                      41,058    11.50      472,365      0.01%       0.75%       18.09%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares           49,208     9.73      478,659      1.10%       0.75%       18.27%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                       61,865     9.57      592,065      0.77%       0.75%        8.64%
5 PIMCO VIT Real Return
     Portfolio -
     Administrative Class         19,465    10.75      209,172      0.80%       0.65%        8.21%
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                     160,593    10.07    1,617,590      0.00%       0.75%       15.91%
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                      45,332     7.69      348,732      0.00%       0.75%       15.91%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                     108,914     9.13      993,938      1.59%       0.75%        5.98%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      43,928     8.71      382,752      1.59%       0.75%        5.98%
4 SunAmerica Alliance Growth
     Portfolio                   390,025     7.57    2,953,003      0.31%       0.75%        7.14%
6 SunAmerica Alliance Growth
     Portfolio                    57,602     7.48      431,077      0.31%       0.75%        7.14%
4 SunAmerica Blue Chip Growth
     Portfolio                    17,867     6.01      107,454      0.15%       0.75%        4.45%
4 SunAmerica Cash Management
     Portfolio                    242,292   11.13    2,697,266      0.75%       0.75%        0.06%
4 SunAmerica Corporate Bond
     Portfolio                    32,652    14.07      459,531      5.05%       0.75%        6.02%
4 SunAmerica Davis Venture
     Value Portfolio             160,654    18.31    2,941,081      0.87%       0.75%       12.67%
4 SunAmerica "Dogs" of Wall
     Street Portfolio             34,469    11.70      403,134      2.88%       0.75%        8.81%
4 SunAmerica Emerging Markets
     Portfolio                    60,706    13.99      849,391      1.05%       0.75%       23.58%
4 SunAmerica Federated
     American Leaders
     Portfolio                    33,869    10.46      354,376      1.46%       0.75%        9.07%
4 SunAmerica Global Bond
     Portfolio                    19,244    12.63      243,074      0.00%       0.75%        3.19%
6 SunAmerica Global Bond
     Portfolio                    31,498    11.56      364,263      0.00%       0.75%        3.19%
4 SunAmerica Global Equities
     Portfolio                    68,813     8.36      575,380      0.30%       0.75%       11.03%
4 SunAmerica Goldman Sachs
     Research Portfolio            3,393     6.75       22,902      0.00%       0.75%       12.17%
4 SunAmerica Growth
     Opportunities Portfolio      23,157     4.59      106,181      0.00%       0.75%        5.38%
4 SunAmerica Growth-Income
     Portfolio                   171,459     9.59    1,643,701      0.67%       0.75%       10.70%
6 SunAmerica Growth-Income
     Portfolio                    99,403     8.89      883,906      0.67%       0.75%       10.70%
4 SunAmerica High-Yield Bond
     Portfolio                    15,311    12.30      188,281      9.05%       0.75%       16.59%
4 SunAmerica International
     Diversified Equities
     Portfolio                    72,363     7.89      571,130      2.50%       0.75%       15.62%
4 SunAmerica International
     Growth and Income
     Portfolio                    87,556    10.87      951,467      1.09%       0.75%       19.96%
6 SunAmerica Marsico Growth
     Portfolio                    47,598    10.79      513,561      0.00%       0.75%       10.42%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio    64,741     9.03      584,621      0.77%       0.75%       11.03%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio            173,339    10.04    1,740,354      0.00%       0.75%       13.24%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio            137,155     6.08      834,453      0.00%       0.75%       13.24%
4 SunAmerica MFS Total Return
     Portfolio                    80,196    13.92    1,116,698      0.18%       0.75%       10.47%
4 SunAmerica Putnam Growth:
     Voyager Portfolio           139,411     7.13      994,236      0.13%       0.75%        4.22%
4 SunAmerica Real Estate
     Portfolio                    40,451    22.44      907,836      2.99%       0.75%       33.56%
4 SunAmerica Technology
     Portfolio                    51,596     2.50      128,826      0.00%       0.75%       -3.25%
4 SunAmerica Telecom Utility
     Portfolio                    14,903     7.92      118,043      5.15%       0.75%       15.90%
4 SunAmerica Worldwide High
     Income Portfolio              5,483    13.69       75,085      6.38%       0.75%        8.60%
5 UIF Core Plus Fixed Income
     Portfolio - Class I          15,783    11.12      175,541      3.34%       0.65%        3.69%
5 UIF Money Market Portfolio
     - Class I                    10,506    10.02      105,254      1.20%       0.65%        0.13%

                                   VA II - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                    Investment
                                               Unit                   Income      Expense       Total
Sub-accounts                         Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-------------------------------------------------------------------------------------------------------
2004 - Continued
5 UIF U.S. Mid Cap Value
     Portfolio - Class I             30,208   $15.80   $  477,207     0.02%        0.65%       13.85%
5 VALIC Company I - Small Cap
     Index Fund                      29,120    14.26      415,340     0.39%        0.65%       17.13%
1 Van Eck Worldwide Emerging
     Markets Fund                    21,202    12.39      262,592     0.50%        0.90%       24.76%
1 Van Eck Worldwide Hard
     Assets Fund                     11,058    15.54      171,863     0.28%        0.90%       22.87%

2003
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                        43,496    10.53      458,103     0.00%        0.90%       28.36%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                        22,264     7.18      159,954     0.00%        0.75%       28.55%
1 AIM V.I. International
     Growth Fund - Series I          51,767    10.51      543,841     0.51%        0.90%       27.91%
6 AIM V.I. International
     Growth Fund - Series I          20,002     8.34      166,825     0.51%        0.75%       28.10%
1 AllianceBernstein Global
     Bond Portfolio - Class A         3,943    13.38       52,741     5.54%        0.90%       12.25%
2 AllianceBernstein Global
     Dollar Government Portfolio
     - Class A                           17    17.81          310     5.48%        0.90%       32.21%
3 AllianceBernstein Growth and
     Income Portfolio - Class A     107,327    25.81    2,770,192     1.09%        0.90%       31.32%
5 AllianceBernstein Growth and
     Income Portfolio - Class A      26,100    13.17      343,697     1.24%        0.65%       31.65%
3 AllianceBernstein Growth
     Portfolio - Class A            162,871    17.66    2,876,910     0.00%        0.90%       33.85%
2 AllianceBernstein Money
     Market Portfolio - Class A       5,082    11.77       59,832     0.64%        0.90%       -0.37%
1 AllianceBernstein Premier
     Growth Portfolio - Class A      53,018    11.29      598,364     0.00%        0.90%       22.56%
2 AllianceBernstein Premier
     Growth Portfolio - Class A       1,312    11.58       15,194     0.00%        0.90%       22.56%
5 AllianceBernstein Premier
     Growth Portfolio - Class A      15,913    11.94      189,978     0.00%        0.65%       22.87%
6 AllianceBernstein Premier
     Growth Portfolio - Class A      55,231     6.62      365,701     0.00%        0.75%       22.74%
2 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                          220    14.82        3,264     3.00%        0.90%       38.05%
6 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                       23,393    15.40      360,192     2.68%        0.75%       38.26%
1 AllianceBernstein Small Cap
     Growth Portfolio - Class A      44,087    10.56      465,600     0.00%        0.90%       47.57%
2 AllianceBernstein Small Cap
     Growth Portfolio - Class A         991     8.52        8,450     0.00%        0.90%       47.57%
3 AllianceBernstein Technology
     Portfolio - Class A             92,412    14.53    1,342,541     0.00%        0.90%       42.79%
6 AllianceBernstein Technology
     Portfolio - Class A             46,848     5.87      274,882     0.00%        0.75%       43.01%
1 AllianceBernstein Total
     Return Portfolio - Class A      32,443    11.06      358,692     2.80%        0.90%       17.99%
2 AllianceBernstein Total
     Return Portfolio - Class A         406    15.19        6,168     2.98%        0.90%       17.99%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio - Class A      54    13.92          751     3.36% +      0.90%        2.95%
2 AllianceBernstein Utility
     Income Portfolio - Class A          44    13.32          582     3.56%        0.90%       18.81%
6 AllianceBernstein Utility
     Income Portfolio - Class A      23,321     7.30      170,267     3.12%        0.75%       18.99%
6 American Century VP Capital
     Appreciation Fund - Class I      9,897     6.82       67,499     0.00%        0.75%       19.57%
6 American Century VP Income &
     Growth Fund - Class I           17,636     9.14      161,141     1.15%        0.75%       28.39%
5 American Century VP
     International Fund -
     Class I                         14,064    11.82      166,167     0.45%        0.65%       23.70%
4 Anchor Series Trust Asset
     Allocation Portfolio -
     Class 1                         27,632    11.23      310,356     0.00%        0.75%        4.12%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                        205,786    11.28    2,321,583     0.00%        0.75%       31.26%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                         75,669     8.34      630,806     0.00%        0.75%       31.26%
4 Anchor Series Trust
     Government and Quality Bond
     Portfolio - Class               67,051    13.05      875,095     4.56% +      0.75%        1.75%
4 Anchor Series Trust Growth
     Portfolio - Class 1            110,933     9.88    1,096,020     0.52%        0.75%       28.95%
6 Anchor Series Trust Growth
     Portfolio - Class 1             41,991     8.47      355,492     0.52%        0.75%       28.95%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                          9,889    20.23      200,082     0.67%        0.75%       46.61%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                         15,086    16.03      241,783     0.67% +      0.75%       46.61%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares          202,463    20.24    4,096,944     1.48%        0.90%       27.21%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares          252,286     8.39    2,115,430     1.50%        0.75%       27.41%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                          42,017    12.52      526,202     0.11%        0.90%       41.66%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                          47,913    11.20      536,839     0.10%        0.75%       41.87%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class       71,997    17.93    1,290,678     3.62%        0.90%       16.92%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class       22,984    10.04      230,661     3.62%        0.75%       17.09%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class       62,539    14.69      918,399     0.43%        0.90%       27.31%

                                   VA II - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                  Investment
                                             Unit                   Income      Expense       Total
Sub-accounts                       Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------
2003 - Continued
5 Fidelity VIP Contrafund
     Portfolio - Initial Class     25,803   $12.72   $  328,255     0.24%        0.65%       27.63%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class     58,414    10.13      591,692     0.43%        0.75%       27.50%
1 Fidelity VIP Growth
     Portfolio - Initial Class    197,408    18.80    3,711,243     0.26%        0.90%       31.66%
6 Fidelity VIP Growth
     Portfolio - Initial Class     54,791     7.42      406,310     0.26%        0.75%       31.86%
1 Fidelity VIP High Income
     Portfolio - Initial Class     35,025    11.78      412,529     6.38%        0.90%       26.13%
6 Fidelity VIP High Income
     Portfolio - Initial Class     14,996    11.24      168,536     6.38%        0.75%       26.31%
5 Fidelity VIP Index 500
     Portfolio - Initial Class     11,032    12.74      140,601     0.69%        0.65%       27.58%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 49,509    16.34      808,916     3.82% +      0.90%        4.26%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 22,767    12.28      279,633     3.82%        0.75%        4.42%
1 Fidelity VIP Money Market
     Portfolio - Initial Class     94,324    13.43    1,266,366     1.01%        0.90%        0.09%
6 Fidelity VIP Money Market
     Portfolio - Initial Class    149,723    10.45    1,565,248     1.01%        0.75%        0.24%
1 Fidelity VIP Overseas
     Portfolio - Initial Class     37,864    13.84      523,940     0.76%        0.90%       42.09%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1     14,529    11.21      162,887     2.58%        0.75%       31.32%
6 JPMorgan Bond Portfolio          13,058    11.76      153,532     2.94% +      0.75%        2.94%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio               7,864     8.11       63,757     0.68%        0.75%       27.18%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                        3,923    11.43       44,847     4.41%        0.75%        1.66%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                       53,244     9.74      518,738     0.00%        0.75%       34.08%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares            42,692     8.22      351,112     0.63%        0.75%       41.95%
6 Oppenheimer Main Street Fund
     /VA - Non-Service Shares      59,243     8.81      521,876     0.89%        0.75%       25.77%
4 SunAmerica - Aggressive
     Growth Portfolio - Class 1   153,030     8.69    1,329,798     0.00%        0.75%       27.50%
6 SunAmerica - Aggressive
     Growth Portfolio - Class 1    43,390     6.64      287,972     0.00%        0.75%       27.50%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       94,528     8.61      813,988     2.32%        0.75%       14.26%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       45,037     8.22      370,275     2.32%        0.75%       14.26%
4 SunAmerica Alliance Growth
     Portfolio                    394,036     7.07    2,784,661     0.26%        0.75%       24.87%
6 SunAmerica Alliance Growth
     Portfolio                     55,600     6.99      388,379     0.26%        0.75%       24.87%
4 SunAmerica Asset Allocation
     Portfolio                         --    10.79           --     8.28%        0.75%       17.31%
4 SunAmerica Blue Chip Growth
     Portfolio                     13,764     5.76       79,253     0.17%        0.75%       25.07%
4 SunAmerica Cash Management
     Portfolio                    299,916    11.13    3,336,603     2.05%        0.75%       -0.08%
4 SunAmerica Corporate Bond
     Portfolio                     29,392    13.27      390,152     6.51%        0.75%       11.10%
4 SunAmerica Davis Venture
     Value Portfolio              158,037    16.25    2,567,930     0.85%        0.75%       32.12%
4 SunAmerica "Dogs" of Wall
     Street Portfolio              20,400    10.75      219,269     2.68%        0.75%       19.13%
4 SunAmerica Emerging Markets
     Portfolio                     64,917    11.32      735,010     0.00%        0.75%       51.45%
4 SunAmerica Federated
     American Leaders Portfolio    35,280     9.59      338,441     1.47%        0.75%       26.63%
4 SunAmerica Global Bond
     Portfolio                     10,538    12.24      128,988     0.00%        0.75%        2.78%
6 SunAmerica Global Bond
     Portfolio                     40,756    11.21      456,764     0.00%        0.75%        2.78%
4 SunAmerica Global Equities
     Portfolio                     67,528     7.53      508,530     0.27%        0.75%       25.58%
4 SunAmerica Goldman Sachs
     Research Portfolio             3,450     6.02       20,755     0.00%        0.75%       24.29%
4 SunAmerica Growth
     Opportunities Portfolio       22,067     4.35       96,016     0.00%        0.75%       33.96%
4 SunAmerica Growth-Income
     Portfolio                    187,230     8.66    1,621,398     1.00%        0.75%       24.70%
6 SunAmerica Growth-Income
     Portfolio                     92,916     8.03      746,359     1.00%        0.75%       24.70%
4 SunAmerica High-Yield Bond
     Portfolio                     15,887    10.55      167,576     6.50%        0.75%       30.58%
4 SunAmerica International
     Diversified Equities
     Portfolio                     67,873     6.83      463,312     4.52%        0.75%       30.82%
4 SunAmerica International
     Growth and Income Portfolio   75,711     9.06      685,867     1.41%        0.75%       35.90%
6 SunAmerica Marsico Growth
     Portfolio                     50,625     9.77      494,676     0.00%        0.75%       29.25%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio     72,796     8.13      592,074     0.88%        0.75%       21.57%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio             151,606     8.87    1,344,211     0.00%        0.75%       36.21%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio             131,131     5.37      704,536     0.00%        0.75%       36.21%
4 SunAmerica MFS Total Return
     Portfolio                     74,371    12.60      937,397     4.35%        0.75%       15.99%
4 SunAmerica Putnam Growth:
     Voyager Portfolio            146,544     6.84    1,002,816     0.26%        0.75%       23.09%

                                   VA II - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense      Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2003 - Continued
4 SunAmerica Real Estate
     Portfolio                    30,389   $16.80   $  510,646     2.85%        0.75%        36.96%
4 SunAmerica Technology
     Portfolio                    47,601     2.58      122,846     0.00%        0.75%        49.63%
4 SunAmerica Telecom Utility
     Portfolio                    13,863     6.83       94,740     6.31%        0.75%        17.88%
4 SunAmerica Worldwide High
     Income Portfolio              5,139    12.61       64,797     9.15%        0.75%        25.00%
5 UIF Core Plus Fixed Income
     Portfolio - Class I          20,564    10.73      220,579     0.04% +      0.65%         3.96%
5 UIF Money Market Portfolio -
     Class I                      17,732    10.01      177,428     0.73%        0.65%        -0.10%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I          20,841    13.88      289,179     0.00%        0.65%        40.59%
1 Van Eck Worldwide Emerging
     Markets Fund                 22,873     9.93      227,068     0.10%        0.90%        52.81%
1 Van Eck Worldwide Hard
     Assets Fund                   6,791    12.65       85,905     0.37%        0.90%        43.78%

2002
1 AIM V.I. Capital
     Appreciation Fund
     - Series I                   42,363     8.21      347,598     0.00%        0.90%       -25.03%
6 AIM V.I. Capital
     Appreciation Fund
     - Series I                   18,966     5.59      105,993     0.00%        0.75%       -24.92%
1 AIM V.I
     International Growth Fund
      - Series I                  55,998     8.21      459,940     0.51%        0.90%       -16.43%
6 AIM V.I. International
     Growth Fund - Series I       18,474     6.51      120,286     0.69%        0.75%       -16.30%
1 AllianceBernstein Global
     Bond Portfolio - Class A      3,055    11.92       36,408     0.87%        0.90%        15.87%
2 AllianceBernstein Global
     Dollar Government
     Portfolio - Class A              18    13.47          247     7.39%        0.90%        15.10%
3 AllianceBernstein Growth and
     Income Portfolio -
     Class A                     120,637    19.66    2,371,167     0.63%        0.90%       -22.75%
5 AllianceBernstein Growth and
     Income Portfolio -
     Class A                      16,792    10.00      167,974     0.77%        0.65%         3.80%
3 AllianceBernstein Growth
     Portfolio - Class A         167,575    13.20    2,211,486     0.00%        0.90%       -28.72%
2 AllianceBernstein Money
     Market Portfolio -
     Class A                      35,714    11.82      421,991     1.16%        0.90%         0.20%
1 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      50,347     9.21      463,621     0.00%        0.90%       -31.27%
2 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       1,196     9.45       11,295     0.00%        0.90%       -31.27%
5 AllianceBernstein Premier
     Growth Portfolio -
     Class A                       7,738     9.72       75,186     0.00%        0.65%        -0.73%
6 AllianceBernstein Premier
     Growth Portfolio -
     Class A                      44,369     5.39      239,346     0.00%        0.75%       -31.16%
2 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A             248    10.74        2,664     2.60%        0.90%         1.68%
6 AllianceBernstein Real
     Estate Investment
     Portfolio - Class A          21,436    11.14      238,728     2.61%        0.75%         1.83%
1 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                      40,653     7.16      290,938     0.00%        0.90%       -32.38%
2 AllianceBernstein Small Cap
     Growth Portfolio -
     Class A                         773     5.78        4,465     0.00%        0.90%       -32.38%
3 AllianceBernstein Technology
     Portfolio - Class A         105,081    10.17    1,069,111     0.00%        0.90%       -42.23%
6 AllianceBernstein Technology
     Portfolio - Class A          37,810     4.10      155,134     0.00%        0.75%       -42.14%
1 AllianceBernstein Total
     Return Portfolio -
     Class A                      29,733     9.37      278,610     1.98% +      0.90%       -11.39%
2 AllianceBernstein Total
     Return Portfolio -
     Class A                         461    12.88        5,929     1.92% +      0.90%       -11.39%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                          61    13.52          830     3.03%        0.90%         6.82%
2 AllianceBernstein Utility
     Income Portfolio -
     Class A                          50    11.21          557     1.73%        0.90%       -22.82%
6 AllianceBernstein Utility
     Income Portfolio -
     Class A                      20,861     6.14      128,000     1.95%        0.75%       -22.70%
6 American Century VP Capital
     Appreciation Fund -
     Class I                       8,944     5.70       51,015     0.00%        0.75%       -21.79%
6 American Century VP Income &
     Growth Fund - Class I        15,316     7.12      109,006     1.04%        0.75%       -19.97%
5 American Century VP
     International Fund -
     Class I                       4,414     9.55       42,164     0.36%        0.65%         3.64%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                     183,500     8.59    1,577,118     0.00%        0.75%       -23.23%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                      71,786     6.35      455,907     0.00%        0.75%       -23.23%
4 Anchor Series Trust
     Government and Quality
     Bond Portfolio - Class 1     67,792    12.83      869,506     3.44%        0.75%         8.50%
4 Anchor Series Trust Growth
     Portfolio - Class 1         112,727     7.66      863,689     0.50%        0.75%       -22.75%
6 Anchor Series Trust Growth
     Portfolio - Class 1          35,054     6.57      230,132     0.00%        0.75%       -22.75%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                       8,900    13.80      122,810     2.12% +      0.75%         7.54%
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                      14,208    10.93      155,313     0.00%        0.75%         7.54%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares       210,792    15.91    3,352,978     1.32%        0.90%       -23.06%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares       237,120     6.58    1,560,582     1.91%        0.75%       -22.94%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       41,902     8.84      370,446     0.24%        0.90%       -20.43%

                                   VA II - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                 Investment
                                            Unit                   Income      Expense      Total
Sub-accounts                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------
2002 - Continued
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                       43,146   $ 7.90   $  340,758     0.26%        0.75%       -20.31%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class    81,090    15.33    1,243,323     3.47%        0.90%        -9.55%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class    19,448     8.57      166,675     4.72%        0.75%        -9.41%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class    67,615    11.53      779,917     0.69%        0.90%       -10.16%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class    10,378     9.97      103,446     0.34%        0.65%        -3.25%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class    45,664     7.94      362,761     1.03%        0.75%       -10.03%
1 Fidelity VIP Growth
     Portfolio - Initial Class   209,585    14.28    2,992,695     0.24%        0.90%       -30.73%
6 Fidelity VIP Growth
     Portfolio - Initial Class    44,693     5.62      251,353     0.35%        0.75%       -30.63%
1 Fidelity VIP High Income
     Portfolio - Initial Class    26,449     9.34      246,994     9.51%        0.90%         2.52%
6 Fidelity VIP High Income
     Portfolio - Initial Class    14,672     8.90      130,546    12.54%        0.75%         2.67%
5 Fidelity VIP Index 500
     Portfolio - Initial Class     3,634     9.99       36,300     0.52%        0.65%        -4.29%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                46,297    15.67      725,516     3.13%        0.90%         9.35%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                23,244    11.76      273,408     3.81%        0.75%         9.52%
1 Fidelity VIP Money Market
     Portfolio - Initial Class   102,652    13.41    1,376,877     2.13%        0.90%         0.78%
6 Fidelity VIP Money Market
     Portfolio - Initial Class   173,706    10.43    1,811,546     1.58%        0.75%         0.93%
1 Fidelity VIP Overseas
     Portfolio - Initial Class    35,759     9.74      348,253     0.83%        0.90%       -20.99%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1    12,885     8.54      109,999     1.61%        0.75%        -4.88%
6 JPMorgan Bond Portfolio         11,113    11.42      126,934     0.80%        0.75%         7.99%
6 JPMorgan U.S. Large Cap
     Core Equity Portfolio         6,370     6.37       40,604     0.04%        0.75%       -25.19%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                       4,088    11.25       45,970     4.95%        0.75%         4.55%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                      45,324     7.27      329,344     0.19%        0.75%       -24.71%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares           35,423     5.79      205,232     0.42%        0.75%       -22.72%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                       54,756     7.00      383,505     0.75%        0.75%       -19.40%
4 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                     144,414     6.82      984,262     0.32%        0.75%       -25.25%
6 SunAmerica - Aggressive
     Growth Portfolio -
     Class 1                      36,696     5.21      191,018     0.36%        0.75%       -25.25%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      96,186     7.54      724,921     2.65%        0.75%       -15.83%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                      41,903     7.20      301,525     3.33%        0.75%       -15.83%
4 SunAmerica Alliance Growth
     Portfolio                   380,385     5.66    2,152,727     0.27%        0.75%       -31.80%
6 SunAmerica Alliance Growth
     Portfolio                    53,050     5.59      296,754     0.35%        0.75%       -31.80%
4 SunAmerica Asset Allocation
     Portfolio                    26,488     9.20      243,565     3.73%        0.75%        -8.21%
4 SunAmerica Blue Chip Growth
     Portfolio                    10,855     4.60       49,973     0.42%        0.75%       -29.82%
4 SunAmerica Cash Management
     Portfolio                   420,526    11.13    4,682,060     3.04%        0.75%         0.63%
4 SunAmerica Corporate Bond
     Portfolio                    24,008    11.95      286,825     8.41%        0.75%         6.62%
4 SunAmerica Davis Venture
     Value Portfolio             150,193    12.30    1,847,103     0.67%        0.75%       -17.38%
4 SunAmerica "Dogs" of Wall
     Street Portfolio             18,944     9.02      170,928     2.02%        0.75%        -7.25%
4 SunAmerica Emerging Markets
     Portfolio                    63,372     7.48      473,759     0.29%        0.75%        -7.79%
4 SunAmerica Federated
     American Leaders
     Portfolio                    41,560     7.58      314,853     1.10%        0.75%       -20.37%
4 SunAmerica Global Bond
     Portfolio                     8,497    11.91      101,188     1.84% +      0.75%         5.13%
6 SunAmerica Global Bond
     Portfolio                    41,605    10.90      453,655     1.84% +      0.75%         5.13%
4 SunAmerica Global
     Equities Portfolio           64,812     6.00      388,640     0.00%        0.75%       -27.36%
4 SunAmerica Goldman Sachs
     Research Portfolio            3,262     4.84       15,792     0.00%        0.75%       -28.58%
4 SunAmerica Growth
     Opportunities Portfolio      10,666     3.25       34,643     0.00%        0.75%       -40.26%
4 SunAmerica Growth-Income
     Portfolio                   172,246     6.94    1,196,151     0.88%        0.75%       -21.74%
6 SunAmerica Growth-Income
     Portfolio                    78,957     6.44      508,595     1.12%        0.75%       -21.74%
4 SunAmerica High-Yield Bond
     Portfolio                    15,217     8.08      122,913    17.32%        0.75%        -6.55%
4 SunAmerica International
     Diversified Equities
     Portfolio                    63,224     5.22      329,911     0.00%        0.75%       -28.98%
4 SunAmerica International
     Growth and Income
     Portfolio                    70,189     6.67      467,872     0.57%        0.75%       -21.49%
6 SunAmerica Marsico Growth
     Portfolio                    46,470     7.56      351,326     0.01%        0.75%       -11.91%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio    69,772     6.69      466,789     0.88%        0.75%       -21.61%

                                   VA II - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                               Unit                  Income      Expense       Total
Sub-accounts                        Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------
2002 - Continued
4 SunAmerica MFS Mid-Cap
     Growth Portfolio              127,125   $ 6.51   $  827,513     0.00%        0.75%       -47.56%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio              105,224     3.94      415,054     0.00%        0.75%       -47.56%
4 SunAmerica MFS Total Return
     Portfolio                      69,206    10.87      752,048     2.09% +      0.75%        -5.55%
4 SunAmerica Putnam Growth:
     Voyager Portfolio             144,219     5.56      801,766     0.18%        0.75%       -26.99%
4 SunAmerica Real Estate
     Portfolio                      24,254    12.27      297,563     3.13%        0.75%         5.43%
4 SunAmerica Technology
     Portfolio                      19,432     1.72       33,516     0.00%        0.75%       -49.73%
4 SunAmerica Telecom Utility
     Portfolio                      12,767     5.80       74,017     9.89%        0.75%       -24.31%
4 SunAmerica Worldwide High
     Income Portfolio                4,439    10.09       44,775    14.06%        0.75%        -1.14%
5 UIF Core Plus Fixed Income
     Portfolio - Class I             7,002    10.32       72,244     5.81% +      0.65%        -2.26%
5 UIF Money Market Portfolio -
     Class I                         7,303    10.02       73,142     0.64%        0.65%        -2.10%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I            10,527     9.87      103,895     0.00%        0.65%         3.28%
1 Van Eck Worldwide Emerging
     Markets Fund                   21,113     6.50      137,157     0.18%        0.90%        -3.77%
1 Van Eck Worldwide Hard
     Assets Fund                     6,315     8.80       55,560     0.84%        0.90%        -3.70%

2001
1 AIM V.I. Capital
     Appreciation Fund -
     Series I                       45,508    10.95      498,096     0.00% +      0.90%       -23.97%
6 AIM V.I. Capital
     Appreciation Fund -
     Series I                       11,570     7.44       86,121     0.00% +      0.75%       -25.56%
1 AIM V.I. International
     Growth Fund - Series I         73,079     9.83      718,240     0.29% +      0.90%       -24.22%
6 AIM V.I. International
     Growth Fund - Series I         13,815     7.78      107,477     0.34% +      0.75%       -22.21%
1 AllianceBernstein Global
     Bond Portfolio - Class A        1,961    10.28       20,171     0.00%        0.90%        -1.17%
2 AllianceBernstein Global
     Dollar Government Portfolio
     - Class A                          20    11.71          229    10.10%        0.90%         8.38%
3 AllianceBernstein Growth and
     Income Portfolio - Class A    119,052    25.44    3,029,173     0.62% +      0.90%        -0.55%
5 AllianceBernstein Growth and
     Income Portfolio - Class A      4,331     9.64       41,738     0.00%        0.50%        -3.63%
3 AllianceBernstein Growth
     Portfolio - Class A           169,713    18.51    3,142,197     0.27% +      0.90%       -24.16%
2 AllianceBernstein Money
     Market Portfolio - Class A     54,096    11.79      637,942     1.47%        0.90%         2.64%
1 AllianceBernstein Premier
     Growth Portfolio - Class A     53,078    13.40      711,106     0.00% +      0.90%       -17.95%
2 AllianceBernstein Premier
     Growth Portfolio - Class A      1,088    13.74       14,954     0.00% +      0.90%       -17.95%
5 AllianceBernstein Premier
     Growth Portfolio - Class A      2,045     9.79       20,022     0.00% +      0.50%        -2.11%
6 AllianceBernstein Premier
     Growth Portfolio - Class A     29,274     7.84      229,408     0.00% +      0.75%       -21.63%
2 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                         284    10.56        2,996     3.58%        0.90%         9.80%
6 AllianceBernstein Real
     Estate Investment Portfolio
     - Class A                      13,369    10.94      146,209     0.55%        0.75%         9.36%
1 AllianceBernstein Small Cap
     Growth Portfolio - Class A     39,071    10.58      413,520     0.00% +      0.90%       -13.54%
2 AllianceBernstein Small Cap
     Growth Portfolio - Class A        548     8.54        4,685     0.00% +      0.90%       -13.54%
3 AllianceBernstein Technology
     Portfolio - Class A           104,518    17.61    1,840,698     0.00% +      0.90%       -25.91%
6 AllianceBernstein Technology
     Portfolio - Class A            22,199     7.09      157,422     0.00% +      0.75%       -29.09%
1 AllianceBernstein Total
     Return Portfolio - Class A     28,132    10.57      297,477     3.09% +      0.90%         1.35%
2 AllianceBernstein Total
     Return Portfolio - Class A        518    14.53        7,522     2.49% +      0.90%         1.35%
2 AllianceBernstein U.S.
     Government/High Grade
     Securities Portfolio -
     Class A                            68    12.65          865     4.80%        0.90%         6.91%
2 AllianceBernstein Utility
     Income Portfolio - Class A         55    14.52          804     3.79% +      0.90%       -23.20%
6 AllianceBernstein Utility
     Income Portfolio - Class A     15,301     7.94      121,457     0.59% +      0.75%       -20.62%
6 American Century VP Capital
     Appreciation Fund - Class I     5,587     7.29       40,741     0.00%        0.75%       -27.07%
6 American Century VP Income &
     Growth Fund - Class I          10,379     8.89       92,305     0.00%        0.75%       -11.07%
5 American Century VP
     International Fund -
     Class I                         1,103     9.22       10,169     0.00%        0.50%        -7.84%
4 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                       169,943    11.20    1,902,609     0.23% +      0.75%       -15.29%
6 Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1                        39,906     8.27      330,137     0.09% +      0.75%       -17.27%
4 Anchor Series Trust
     Government and Quality Bond
     Portfolio - Class 1            43,732    11.82      516,971     2.76%        0.75%         6.12%
4 Anchor Series Trust Growth
     Portfolio - Class 1           119,312     9.92    1,183,307     0.15% +      0.75%       -13.74%
6 Anchor Series Trust Growth
     Portfolio - Class 1            13,710     8.50      116,513     0.03% +      0.75%       -15.02%
4 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                         7,281    12.83       93,430     0.40% +      0.75%        -1.80%

                                   VA II - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                  Investment
                                              Unit                  Income      Expense       Total
Sub-accounts                       Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------
2001 - Continued
6 Anchor Series Trust Natural
     Resources Portfolio -
     Class 1                       10,700   $10.16   $  108,756     0.20% +      0.75%         1.64%
1 Dreyfus Stock Index Fund,
     Inc. - Initial shares        217,502    20.67    4,496,569     1.08% +      0.90%       -12.97%
6 Dreyfus Stock Index Fund,
     Inc. - Initial shares         73,194     8.54      625,150     0.68% +      0.75%       -14.59%
1 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                        46,592    11.11      517,676     0.07%        0.90%        -2.42%
6 Dreyfus VIF Small Company
     Stock Portfolio - Initial
     shares                        27,639     9.91      273,921     0.00%        0.75%        -0.89%
1 Fidelity VIP Asset Manager
     Portfolio - Initial Class     70,392    16.95    1,193,200     4.09% +      0.90%        -4.95%
6 Fidelity VIP Asset Manager
     Portfolio - Initial Class      7,795     9.46       73,745     0.00%        0.75%        -5.39%
1 Fidelity VIP Contrafund
     Portfolio - Initial Class     77,124    12.84      990,223     0.76% +      0.90%       -13.04%
5 Fidelity VIP Contrafund
     Portfolio - Initial Class      2,300    10.30       23,694     0.00%        0.50%         3.03%
6 Fidelity VIP Contrafund
     Portfolio - Initial Class     21,026     8.83      185,651     0.00%        0.75%       -11.70%
1 Fidelity VIP Growth
     Portfolio - Initial Class    224,024    20.61    4,618,140     0.08% +      0.90%       -18.39%
6 Fidelity VIP Growth
     Portfolio - Initial Class     22,798     8.11      184,823     0.00%        0.75%       -18.93%
1 Fidelity VIP High Income
     Portfolio - Initial Class     27,434     9.11      249,901    13.68%        0.90%       -12.53%
6 Fidelity VIP High Income
     Portfolio - Initial Class      7,932     8.67       68,739     0.00%        0.75%       -13.34%
5 Fidelity VIP Index 500
     Portfolio - Initial Class        863    10.44        9,012     0.00%        0.50%         4.38%
1 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                 33,564    14.33      480,976     5.11%        0.90%         7.49%
6 Fidelity VIP Investment
     Grade Bond Portfolio -
     Initial Class                  9,272    10.74       99,582     0.00%        0.75%         7.40%
1 Fidelity VIP Money Market
     Portfolio - Initial Class     97,805    13.31    1,301,678     4.13%        0.90%         3.25%
6 Fidelity VIP Money Market
     Portfolio - Initial Class    284,638    10.33    2,940,983     1.28%        0.75%         3.32%
1 Fidelity VIP Overseas
     Portfolio - Initial Class     35,643    12.33      439,371     5.30% +      0.90%       -21.88%
6 Franklin Templeton -
     Templeton Global Asset
     Allocation Fund - Class 1      6,002     8.98       53,870     0.17% +      0.75%       -10.25%
6 JPMorgan Bond Portfolio           5,512    10.58       58,297     4.09% +      0.75%         5.77%
6 JPMorgan U.S. Large Cap Core
     Equity Portfolio               4,467     8.52       38,064     0.41%        0.75%       -14.79%
6 Neuberger Berman AMT Limited
     Maturity Bond Portfolio -
     Class I                        2,146    10.76       23,084     0.00%        0.75%         7.57%
6 Neuberger Berman AMT
     Partners Portfolio -
     Class I                        8,130     9.65       78,464     0.00%        0.75%        -3.49%
6 Oppenheimer Global
     Securities Fund/VA -
     Non-Service Shares            16,994     7.50      127,402     0.00%        0.75%       -25.03%
6 Oppenheimer Main Street
     Fund/VA - Non-Service
     Shares                        35,338     8.69      307,098     0.00%        0.75%       -13.10%
4 SunAmerica - Aggressive
     Growth Portfolio - Class 1   124,945     9.12    1,139,165     0.00% +      0.75%       -32.22%
6 SunAmerica - Aggressive
     Growth Portfolio - Class 1    24,691     6.96      171,928    14.32%        0.75%       -30.37%
4 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       82,278     8.95      736,689     4.50% +      0.75%       -13.79%
6 SunAmerica - SunAmerica
     Balanced Portfolio -
     Class 1                       21,330     8.55      182,338     2.67% +      0.75%       -14.51%
4 SunAmerica Alliance Growth
     Portfolio                    373,562     8.30    3,099,689     0.10% +      0.75%       -14.65%
6 SunAmerica Alliance Growth
     Portfolio                     31,498     8.20      258,337     0.05% +      0.75%       -17.98%
4 SunAmerica Asset Allocation
     Portfolio                     20,998    10.02      210,362     4.29% +      0.75%        -3.58%
4 SunAmerica Blue Chip Growth
     Portfolio                      3,388     6.56       22,224     0.10%        0.75%       -21.46%
4 SunAmerica Cash Management
     Portfolio                    518,519    11.06    5,736,906     4.36%        0.75%         2.89%
4 SunAmerica Corporate Bond
     Portfolio                     11,691    11.21      131,000     4.26%        0.75%         6.78%
4 SunAmerica Davis Venture
     Value Portfolio              121,623    14.89    1,810,387     4.54% +      0.75%       -11.99%
4 SunAmerica "Dogs" of Wall
     Street Portfolio              13,726     9.73      133,521     1.55% +      0.75%         7.10%
4 SunAmerica Emerging Markets
     Portfolio                     60,607     8.11      491,365     0.49% +      0.75%        -2.50%
4 SunAmerica Federated
     American Leaders Portfolio    36,679     9.51      348,955     0.69% +      0.75%        -3.07%
4 SunAmerica Global Bond
     Portfolio                      7,345    11.33       83,209    11.15%        0.75%         4.27%
6 SunAmerica Global Bond
     Portfolio                      9,907    10.37      102,745     8.16%        0.75%         3.71%
4 SunAmerica Global Equities
     Portfolio                     53,108     8.26      438,432     0.33% +      0.75%       -18.73%
4 SunAmerica Goldman Sachs
     Research Portfolio             1,312     6.78        8,891     0.00%        0.75%       -25.77%
4 SunAmerica Growth
     Opportunities Portfolio        3,567     5.44       19,393     0.01%        0.75%       -33.68%
4 SunAmerica Growth-Income
     Portfolio                    172,124     8.87    1,527,300     0.74% +      0.75%       -16.54%
6 SunAmerica Growth-Income
     Portfolio                     48,554     8.23      399,624     0.51% +      0.75%       -17.70%
4 SunAmerica High-Yield Bond
     Portfolio                      9,998     8.64       86,419     7.96%        0.75%        -5.02%

                                   VA II - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                               Unit                  Income      Expense       Total
Sub-accounts                        Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------
2001 - Continued
4 SunAmerica International
     Diversified Equities
     Portfolio                      44,304   $ 7.35   $  325,515      0.31% +     0.75%       -24.59%
4 SunAmerica International
     Growth and Income Portfolio    64,902     8.49      551,034      2.06% +     0.75%       -22.82%
6 SunAmerica Marsico Growth
     Portfolio                      28,703     8.58      246,339      0.18%       0.75%       -14.18%
4 SunAmerica MFS Massachusetts
     Investors Trust Portfolio      60,736     8.53      518,334      5.83%       0.75%       -16.67%
4 SunAmerica MFS Mid-Cap
     Growth Portfolio               99,473    12.41    1,234,757      0.00% +     0.75%       -23.20%
6 SunAmerica MFS Mid-Cap
     Growth Portfolio               63,725     7.52      479,330      0.00% +     0.75%       -24.78%
4 SunAmerica MFS Total
     Return Portfolio               60,314    11.51      693,947      5.16% +     0.75%        -0.24%
4 SunAmerica Putnam Growth:
     Voyager Portfolio             122,707     7.61      934,335      0.00% +     0.75%       -24.74%
4 SunAmerica Real Estate
     Portfolio                      11,097    11.64      129,134      4.34%       0.75%         5.20%
4 SunAmerica Technology
     Portfolio                       7,471     3.43       25,635      0.00%       0.75%       -48.02%
4 SunAmerica Telecom Utility
     Portfolio                      11,329     7.66       86,776      2.59% +     0.75%       -14.41%
4 SunAmerica Worldwide High
     Income Portfolio                3,939    10.20       40,195     15.10%       0.75%        -3.93%
5 UIF Core Plus Fixed Income
     Portfolio - Class I             1,362    10.56       14,381      4.00% +     0.50%         5.56%
5 UIF Money Market Portfolio -
     Class I                           280    10.23        2,870    291.10%       0.50%         2.31%
5 UIF U.S. Mid Cap Value
     Portfolio - Class I             2,929     9.56       27,988      0.00%       0.50%        -4.44%
1 Van Eck Worldwide Emerging
     Markets Fund                   18,859     6.75      127,320      0.00%       0.90%        -2.70%
1 Van Eck Worldwide Hard
     Assets Fund                     5,954     9.14       54,402      1.15%       0.90%       -11.25%

Footnotes

1    Variable Universal Life Policy product.
2    Gallery Life product.
3    Variable Universal Life Policy product or Gallery Life product.
4    Polaris product or Polaris Survivorship product.
5    Executive Advantage product.
6    Gemstone Life product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

**   Formerly AllianceBernstein Quasar Portfolio.

                                   VA II - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended December 31, 2002, the Company classified long-term and short-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                        For the Year Ended December 31, 2003
                                 --------------------------------------------------
                                     Net Investment      Capital Gain Distributions
                                     Income (Loss)            from Mutual Funds
                                 ---------------------   --------------------------
                                 Originally                 Originally
Sub-accounts                       stated     Restated        stated     Restated
-----------------------------------------------------------------------------------
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                         $    24    $    18         $   --     $     6
Anchor Series Trust Government
   and Quality Bond Portfolio
   - Class 1                        35,906     32,723          4,100       7,283
Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                           1,255        (17)         1,313       2,585
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                            40,309     30,714          4,428      14,023
JPMorgan Bond Portfolio              5,225      3,059            744       2,910
UIF Core Plus Fixed Income
   Portfolio - Class I                 (18)      (849)            --         831

                                                        Investment Income Ratio
                                 ---------------------------------------------------------------------
                                   For the Year Ended      For the Year Ended      For the Year Ended
                                   December 31, 2003       December 31, 2002       December 31, 2001
                                 ---------------------   ---------------------   ---------------------
                                 Originally              Originally              Originally
Sub-accounts                       stated     Restated     stated     Restated     stated     Restated
------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital
   Appreciation Fund -
   Series I                          n/a         n/a         n/a         n/a        7.37%       0.00%
6 AIM V.I. Capital
   Appreciation Fund -
   Series I                          n/a         n/a         n/a         n/a        7.51%       0.00%
1 AIM V.I. International
   Growth Fund - Series I            n/a         n/a         n/a         n/a        2.63%       0.29%
6 AIM V.I. International
   Growth Fund - Series I            n/a         n/a         n/a         n/a        3.13%       0.34%
3 AllianceBernstein Growth
   and Income Portfolio -
   Class A                           n/a         n/a         n/a         n/a        5.18%       0.62%
3 AllianceBernstein Growth
   Portfolio - Class A               n/a         n/a         n/a         n/a       14.33%       0.27%
1 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        5.38%       0.00%
2 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        5.67%       0.00%
5 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.98%       0.00%
6 AllianceBernstein Premier
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        0.76%       0.00%
1 AllianceBernstein Small Cap
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.26%       0.00%
2 AllianceBernstein Small Cap
   Growth Portfolio - Class A        n/a         n/a         n/a         n/a        3.14%       0.00%
3 AllianceBernstein Technology
   Portfolio - Class A               n/a         n/a         n/a         n/a        7.60%       0.00%
6 AllianceBernstein Technology
   Portfolio - Class A               n/a         n/a         n/a         n/a        1.32%       0.00%
1 AllianceBernstein Total
   Return Portfolio - Class A        n/a         n/a        2.68%       1.98%       8.53%       3.09%
2 AllianceBernstein Total
   Return Portfolio - Class A        n/a         n/a        2.60%       1.92%       6.88%       2.49%
2 AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                          4.22%       3.36%        n/a         n/a         n/a         n/a
2 AllianceBernstein Utility
   Income Portfolio - Class A        n/a         n/a         n/a         n/a        4.45%       3.79%
6 AllianceBernstein Utility
   Income Portfolio - Class A        n/a         n/a         n/a         n/a        0.69%       0.59%
4 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                           n/a         n/a         n/a         n/a       23.42%       0.23%
6 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                           n/a         n/a         n/a         n/a        8.96%       0.09%
4 Anchor Series Trust
   Government and Quality Bond
   Portfolio - Class 1              4.92%       4.56%        n/a         n/a         n/a         n/a
4 Anchor Series Trust Growth
   Portfolio - Class 1               n/a         n/a         n/a         n/a       14.63%       0.15%
6 Anchor Series Trust Growth
   Portfolio - Class 1               n/a         n/a         n/a         n/a        2.60%       0.03%

                                   VA II - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                        Investment Income Ratio
                                 ---------------------------------------------------------------------
                                   For the Year Ended      For the Year Ended      For the Year Ended
                                   December 31, 2003       December 31, 2002       December 31, 2001
                                 ---------------------   ---------------------   ---------------------
                                 Originally              Originally              Originally
Sub-accounts                       stated     Restated     stated     Restated     stated     Restated
------------------------------------------------------------------------------------------------------
4 Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                           n/a          n/a       4.16%       2.12%       8.03%       0.40%
6 Anchor Series Trust Natural
   Resources Portfolio -
   Class 1                          1.02%        0.67%       n/a         n/a        4.02%       0.20%
1 Dreyfus Stock Index Fund,
   Inc. - Initial shares             n/a          n/a        n/a         n/a        1.58%       1.08%
6 Dreyfus Stock Index Fund,
   Inc. - Initial shares             n/a          n/a        n/a         n/a        1.00%       0.68%
1 Fidelity VIP Asset Manager
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        5.62%       4.09%
1 Fidelity VIP Contrafund
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        3.44%       0.76%
1 Fidelity VIP Growth
   Portfolio - Initial Class         n/a          n/a        n/a         n/a        7.18%       0.08%
1 Fidelity VIP Investment
   Grade Bond Portfolio -
   Initial Class                    4.74%        3.82%       n/a         n/a         n/a         n/a
1 Fidelity VIP Overseas
   Portfolio - Initial Class         n/a          n/a        n/a         n/a       13.67%       5.30%
6 Franklin Templeton -
   Templeton Global Asset
   Allocation Fund - Class 1         n/a          n/a        n/a         n/a        1.43%       0.17%
6 JPMorgan Bond Portfolio           4.48%        2.94%       n/a         n/a        4.71%       4.09%
4 SunAmerica - Aggressive
   Growth Portfolio - Class 1        n/a          n/a        n/a         n/a       26.60%       0.00%
4 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           n/a          n/a        n/a         n/a        6.52%       4.50%
6 SunAmerica - SunAmerica
   Balanced Portfolio -
   Class 1                           n/a          n/a        n/a         n/a        3.86%       2.67%
4 SunAmerica Alliance Growth
   Portfolio                         n/a          n/a        n/a         n/a        9.88%       0.10%
6 SunAmerica Alliance Growth
   Portfolio                         n/a          n/a        n/a         n/a        5.50%       0.05%
4 SunAmerica Asset Allocation
   Portfolio                         n/a          n/a        n/a         n/a        7.40%       4.29%
4 SunAmerica Davis Venture
   Value Portfolio                   n/a          n/a        n/a         n/a       15.65%       4.54%
4 SunAmerica "Dogs" of Wall
   Street Portfolio                  n/a          n/a        n/a         n/a        2.25%       1.55%
4 SunAmerica Emerging Markets
   Portfolio                         n/a          n/a        n/a         n/a        1.80%       0.49%
4 SunAmerica Federated
   American Leaders Portfolio        n/a          n/a        n/a         n/a        3.14%       0.69%
4 SunAmerica Global Bond
   Portfolio                         n/a          n/a      10.45%       1.84%        n/a         n/a
6 SunAmerica Global Bond
   Portfolio                         n/a          n/a       0.00%       1.84%        n/a         n/a
4 SunAmerica Global Equities
   Portfolio                         n/a          n/a        n/a         n/a       16.64%       0.33%
4 SunAmerica Growth-Income
   Portfolio                         n/a          n/a        n/a         n/a        6.16%       0.74%
6 SunAmerica Growth-Income
   Portfolio                         n/a          n/a        n/a         n/a        4.23%       0.51%
4 SunAmerica International
   Diversified Equities
   Portfolio                         n/a          n/a        n/a         n/a        6.21%       0.31%
4 SunAmerica International
   Growth and Income Portfolio       n/a          n/a        n/a         n/a        4.30%       2.06%
4 SunAmerica MFS Mid-Cap
   Growth Portfolio                  n/a          n/a        n/a         n/a       18.47%       0.00%
6 SunAmerica MFS Mid-Cap
   Growth Portfolio                  n/a          n/a        n/a         n/a       10.53%       0.00%
4 SunAmerica MFS Total Return
   Portfolio                         n/a          n/a       2.70%       2.09%       6.54%       5.16%
4 SunAmerica Putnam Growth:
   Voyager Portfolio                 n/a          n/a        n/a         n/a        3.72%       0.00%
4 SunAmerica Telecom Utility
   Portfolio                         n/a          n/a        n/a         n/a        4.04%       2.59%
5 UIF Core Plus Fixed Income
   Portfolio - Class I              0.61%        0.04%      6.56%       5.81%       5.55%       4.00%

Footnotes

1 Variable Universal Life Policy product.
2 Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product.
4 Polaris product or Polaris Survivorship product.
5 Executive Advantage product.
6 Gemstone Life product.

n/a  The investment income ratio did not change.

                                   VA II - 49

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)










                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2005

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                      (Restated)
Assets
Investments:
Fixed maturities:
   Bonds available for sale, at fair value            $  9,879,583  $  9,834,315
   (cost: 2004 - $9,207,004; 2003 - $9,210,805)
Equity securities available for sale, at fair value          7,782         3,885
   (cost: 2004 - $5,297; 2003 - $3,175)
Mortgage loans on real estate                              494,343       470,767
Policy loans                                               254,448       261,908
Other long-term investments                                 68,168        84,338
Derivative assets, at fair value                            52,886        36,495
Short-term investments, at cost
 (approximates fair value)                                  40,666        20,405
                                                      ------------  ------------
    Total investments                                   10,797,876    10,712,113

Cash                                                        12,262             -
Investment income due and accrued                          142,437       147,468
Reinsurance assets                                         118,973       123,500
Deferred policy acquisition costs                          253,774       307,175
Premium and insurance balances receivable                   36,268        30,775
Amounts due from related parties                            13,159        94,749
Other assets                                                11,580         6,692
Assets held in separate accounts                         3,218,345     3,209,288
                                                      ------------  ------------
     Total assets                                     $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                     (Restated)
Liabilities
  Policyholders' contract deposits                    $  7,016,323  $  7,310,004
  Future policy benefits for life and accident
   and health insurance contracts                        2,374,661     2,319,463
  Reserve for unearned premiums                             22,371        23,372
  Policy and contract claims                                99,492        99,925
  Amounts due to related parties                            58,686        19,664
  Income taxes payable                                     237,511       216,468
  Derivative liabilities, at fair value                     40,494        45,935
  Other liabilities                                         65,843        48,863
  Liabilities related to separate accounts               3,218,345     3,209,288
                                                      ------------  ------------
             Total liabilities                          13,133,726    13,292,982
                                                      ------------  ------------
Shareholders' equity
  Series A preferred stock, $100,000 par value;
   2,500 shares authorized, issued and outstanding         250,000       250,000
  Common stock, $5 par value; 1,000,000 shares
   authorized; 976,703 issued and outstanding                4,884         4,884
  Additional paid-in capital                               302,283       302,283
  Accumulated other comprehensive income                   365,909       312,206
  Retained earnings                                        547,872       469,405
                                                      ------------  ------------
             Total shareholders' equity                  1,470,948     1,338,778
                                                      ------------  ------------
Total liabilities and shareholders' equity            $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003           2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Revenues:
  Premiums and other considerations                            $    299,367    $    221,443    $    280,098
  Net investment income                                             694,417         706,945         723,918
  Realized capital gains (losses)                                   (11,087)         24,217        (119,989)
                                                               ------------    ------------    ------------
          Total revenues                                            982,697         952,605         884,027
                                                               ------------    ------------    ------------
Benefits and expenses:
  Death and other benefits                                          366,950         289,338         296,317
  Increase in future policy benefits                                 34,901          (2,978)          8,197
  Interest credited on policyholder contract
   deposits                                                         306,867         351,518         407,524
  Insurance acquisition and other
   operating expenses                                               126,492         153,321         159,139
                                                               ------------    ------------    ------------
          Total benefits and expenses                               835,210         791,199         871,177
                                                               ------------    ------------    ------------
Income before income taxes                                          147,487         161,406          12,850
                                                               ------------    ------------    ------------
Income taxes:
   Current                                                           67,265          29,307          22,515
   Deferred                                                         (16,881)         26,023         (18,494)
                                                               ------------    ------------    ------------
        Total income tax expense                                     50,384          55,330           4,021
                                                               ------------    ------------    ------------
Net income before cumulative effect
 of accounting change                                                97,103         106,076           8,829
Cumulative effect of accounting change,
 net of tax                                                          (6,911)              -               -
                                                               ------------    ------------    ------------
Net income                                                     $     90,192    $    106,076    $      8,829
                                                               ============    ============    ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Preferred Stock
Balance at beginning and end of year                           $    250,000    $    250,000    $    250,000
                                                               ------------    ------------    ------------
Common stock
Balance at beginning and end of year                                  4,884           4,884           4,884
                                                               ------------    ------------    ------------
Additional paid-in capital
Balance at beginning of year                                        302,283         212,283         153,283
Capital contribution from parent                                          -          90,000          59,000
                                                               ------------    ------------    ------------
Balance at end of year                                              302,283         302,283         212,283
                                                               ------------    ------------    ------------
Accumulated other comprehensive income
Balance at beginning of year                                        312,206         144,537          11,279
Adjustment (See Note 15)                                                  -               -          18,200
                                                               ------------    ------------    ------------
Balance, as adjusted                                                312,206         144,537          29,479
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on
      above changes                                                 (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains
 arising from cash flow hedging activities                           22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on
      above changes                                                  (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Balance at end of year                                              365,909         312,206         144,537
                                                               ------------    ------------    ------------
Retained earnings
Balance at beginning of year                                        469,405         374,929         379,034
Net income                                                           90,192         106,076           8,829
Dividends to shareholders                                           (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Balance at end of year                                              547,872         469,405         374,929
                                                               ------------    ------------    ------------
                   Total shareholders' equity                  $  1,470,948    $  1,338,778    $    986,633
                                                               ============    ============    ============

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Cash flows from operating
 activities:
  Net income                                                   $     90,192    $    106,076    $      8,829
Adjustments to reconcile net income to net cash
 provided by operating activities:
     Change in insurance reserves                                    46,853          14,357         (66,703)
     Change in accounting principles                                  6,911               -               -
     Change in premiums and insurance balances
      receivable and payable - net                                   13,020          (6,105)         22,664
     Change in reinsurance assets                                     4,530         (44,575)         36,116
     Change in deferred policy acquisition costs                     63,458          37,272          29,812
     Change in other policyholders' contracts                      (114,534)        (80,007)       (268,539)
     Interest credited to policyholder contracts                    306,867         351,518         407,524
     Change in investment income due and accrued                      5,031          10,328          (3,081)
     Realized capital (gains) losses                                 11,087         (24,217)        119,989
     Change in income taxes - net                                    (9,610)         29,056         (44,879)
     Change in reserves for commissions, expenses and taxes           2,002           9,163         (61,038)
     Amortization of premiums and discounts on securities           (33,678)         (8,669)         (9,661)
     Change in other assets and liabilities - net                    23,593         (46,146)         32,450
                                                               ------------    ------------    ------------
Net cash provided by operating activities                           415,722         348,051         203,483

Cash flows from investing activities:
     Sale of fixed maturities                                     3,106,933       4,188,555       3,307,316
     Cost of fixed maturities, matured or redeemed                  716,121         493,880         667,900
     Sale of equity securities                                        1,409          33,802          11,789
     Sale of real estate                                                  -               -          11,424
     Purchase of fixed maturities                                (3,809,615)     (4,551,183)     (4,678,000)
     Purchase of equity securities                                   (3,153)         (4,763)            (68)
     Purchase of real estate                                         (1,319)         (4,231)              -
     Mortgage loans funded                                          (72,181)       (142,539)        (49,439)
     Repayments of mortgage loans                                    48,547          32,694          54,016
     Change in policy loans                                           7,460          84,946         (19,231)
     Change in short-term investments                               (20,260)         24,382         133,530
     Change in other long-term investments                           24,007          16,835          14,390
     Other - net                                                      6,330          (3,895)        (58,536)
                                                               ------------    ------------    ------------
Net cash provided by (used in) investing activities                   4,279         168,483        (604,909)

Cash flows from financing activities:
     Deposits on policyholder contracts                             149,355         185,933       1,112,583
     Withdrawals on policyholder contracts                         (635,369)       (749,867)       (698,884)
     Capital contribution from parent                                90,000          59,000               -
     Dividends to shareholders                                      (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Net cash provided by (used in) financing activities                (407,739)       (516,534)        400,765
                                                               ------------    ------------    ------------
Change in cash                                                       12,262               -            (661)
Cash at beginning of period                                               -               -             661
                                                               ------------    ------------    ------------
Cash at end of year                                                  12,262               -               -
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Comprehensive income
Net income                                                     $     90,192    $    106,076    $      8,829
Other comprehensive income
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on above changes                   (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains arising from cash
 flow hedging activities                                             22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on above changes          (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Other comprehensive income                                           53,703         167,669         115,058
                                                               ------------    ------------    ------------
Comprehensive income                                           $    143,895    $    273,745    $    123,887
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

        AIG Life Insurance Company (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows:

                                              2004             2003
                                           ----------      -----------
                                                  (in thousands)
        Statutory net income               $  131,585      $   82,085
        Statutory capital and surplus      $  739,951      $  629,521

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the

2.      Summary of Significant Accounting Policies - (continued):

                credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividend dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

                As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

2.      Summary of Significant Accounting Policies - (continued):

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

2.      Summary of Significant Accounting Policies - (continued):

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for reasonability, the carrying amounts of DAC on at least an annual basis.

                Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than

2.      Summary of Significant Accounting Policies - (continued)

                would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

2.      Summary of Significant Accounting Policies - (continued)

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in

2.      Summary of Significant Accounting Policies - (continued)
                the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

        (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

2.      Summary of Significant Accounting Policies - (continued)

                The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                        (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                        (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                        (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $6.9 million, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account

2.      Summary of Significant Accounting Policies - (continued)
                rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

                In December 2004, the FASB issued statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.     Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Fixed maturities                    $ 629,928    $ 648,416    $ 655,148
        Equity securities                          13        1,446        2,722
        Mortgage loans                         33,470       31,785       28,360
        Policy loans                           18,285       24,367       27,636
        Cash and short-term investments           673          520        1,702
        Other long-term investments            18,442        8,450       12,624
                                            ---------    ---------    ----------
                  Total investment income     700,811      714,984      728,192
        Investment expenses                    (6,394)      (8,039)      (4,274)
                                            ---------    ---------    ---------
                  Net investment income     $ 694,417    $ 706,945    $ 723,918
                                            =========    =========    =========

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Realized gains (losses) on
         investments:
        Fixed maturities                    $  (2,703)   $  27,352    $ (61,748)
        Equity securities                         422        1,804       (7,304)
        Mortgage loans                              -         (448)           -
        Other long-term investments            (8,806)      (4,491)     (50,937)
                                            ---------    ---------    ---------
        Realized gains (losses)             $ (11,087)   $  24,217    $(119,989)
                                            =========    =========    =========

        Change in net unrealized
         appreciation (depreciation)
         of investments:
        Fixed maturities                    $  49,069    $ 302,768    $ 259,353
        Equity securities                       1,775       (1,587)       7,976
        Deferred policy acquisition costs      10,726      (41,696)     (41,706)
        Derivative asset                       22,786       (3,261)     (44,223)
                                            ---------    ---------    ---------
        Change in net unrealized
         appreciation (depreciation)
         of investments                     $  84,356    $ 256,224    $ 181,400
                                            =========    =========    =========

        During 2004, 2003 and 2002, gross gains of $59,556,000, $122,172,000 and
        $101,318,000, respectively, and gross losses of $60,759,000, $96,220,000 and $194,501,000, respectively, were realized on dispositions of fixed maturity investments. The 2004, 2003 and 2002 losses include writedowns of $13,357,000, $48,860,000 and $50,430,000,
                respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $422,000, $1,873,000 and $465,000, respectively, and gross losses of $0, $69,000 and $7,769,000, respectively, were realized on dispositions of equity securities.

                During 2004, the Company recognized a $7,318,776 write-down on its investment in a joint venture partnership.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands).

                              12 months or less     Greater than 12 months          Total
                            ---------------------------------------------------------------------
                            Fair       Unrealized    Fair      Unrealized    Fair      Unrealized
    December 31, 2004       Value       Losses       Value      Losses       Value       Losses
    -----------------       ---------------------------------------------------------------------
        Fixed maturities    $811,059    $22,018     $192,468   $20,386     $1,003,527    $42,404
        Equity Securities      3,440        440            -         -          3,440        440
                            --------    -------     --------   -------     ----------    -------
        Total               $814,499    $22,458     $192,468   $20,386     $1,006,967    $42,844
                            ========    =======     ========   =======     ==========    =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized       Fair
        2004                                    Cost            Gains         Losses         Value
        ----                                -------------   ------------   ------------   ------------
        Fixed maturities:
          U.S. Government and government
           agencies and authorities         $      66,124   $     12,039   $        238   $     77,925
          Foreign Governments                     102,437          7,976             38        110,375
          States, municipalities and
           political subdivisions                  36,141          4,348            200         40,289
          Mortgage-backed securities            1,115,677         54,862          3,525      1,167,014
          All other corporate                   7,886,625        635,758         38,403      8,483,980
                                             ------------   ------------   ------------   ------------
        Total fixed maturities               $  9,207,004   $    714,983   $     42,404   $  9,879,583
                                             ============   ============   ============   ============
        Equity securities                    $      5,297   $      2,925   $        440   $      7,782
                                             ============   ============   ============   ============

        (c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized        Fair
        2003                                    Cost            Gains         Losses          Value
        ----                                 ------------   ------------   ------------   ------------
                                              (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
           agencies and authorities          $    60,499    $    15,079    $         43    $     75,535
          Foreign Governments                     77,051          5,100             397          81,754
          States, municipalities and
           political subdivisions                 30,837          4,051             153          34,735
          Mortgage-backed securities           1,081,357         59,326           1,587       1,139,096
          All other corporate                  7,961,061        609,429          67,295       8,503,195
                                             -----------    -----------    ------------    ------------
        Total fixed maturities               $ 9,210,805    $   692,985    $     69,475    $  9,834,315
                                             ===========    ===========    ============    ============
        Equity securities                    $     3,175    $       710    $          -    $      3,885
                                             ===========    ===========    ============    ============

        The amortized cost and fair value of fixed maturities, available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized         Fair
                                                     Cost            Value
                                                  -----------     -----------
    Fixed maturity securities, excluding
     mortgage-backed securities:
        Due in one year or less                   $   443,199     $   451,481
        Due after one year through five years       1,646,489       1,740,183
        Due after five years through ten years      2,051,877       2,186,330
        Due after ten years                         3,949,762       4,334,575
    Mortgage-backed securities                      1,115,677       1,167,014
                                                  -----------     -----------
        Total fixed maturity securities           $ 9,207,004     $ 9,879,583
                                                  ===========     ===========

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                2004        2003        2002
                                             ----------  ----------  ----------
        Gross unrealized gains               $  717,908  $  693,695  $  608,187
        Gross unrealized losses                 (42,844)    (69,475)   (285,148)
        Deferred policy acquisition costs       (72,676)    (83,402)    (41,706)
        Deferred income tax expense            (213,673)   (190,995)   (101,298)
                                             ----------  ----------  ----------
        Net unrealized gains on securities   $  388,715  $  349,823  $  180,035
                                             ==========  ==========  ==========

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $605,708,000 and $831,328,000, respectively, and an aggregate market value of $643,178,000 and $823,132,000, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $3,395,000 and $3,387,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 53% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 15% in the West region and 12% in the Mid-Atlantic region, 9% in the Southeast and 8% in the Mid-west. No more than 3% of the portfolio was secured by properties in any other single geographic region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 53% for office, 14% for residential, 10% for hotels, 9% for industrial, 8% for retail and 6% for other.

4.      Deferred Policy Acquisition Costs

                The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                               Years ended December 31,
                                         ------------------------------------
                                            2004         2003         2002
                                         ---------     ---------    ---------
Balance at beginning of year             $ 307,175     $ 386,258    $ 457,694
Acquisition costs deferred                  10,254        53,661       51,983
Amortization charged to income             (74,381)      (91,048)     (76,703)
Effect of net unrealized gains(losses)      10,726       (41,696)     (41,706)
DAC transfer for terminated reinsurance          -             -       (5,010)
                                         ---------     ---------    ---------
Balance at end of year                   $ 253,774     $ 307,175    $ 386,258
                                         =========     =========    =========


                During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2004 and 2003 follows (in thousands):

                                                          2004          2003
                                                      ------------  ------------
        Policyholder contract deposits:
        Annuities                                     $  3,698,107  $  3,831,436
        Universal life                                     445,538       432,318
        Guaranteed investment contracts ("GICs")         1,247,678     1,405,624
        Corporate-owned life insurance                   1,593,169     1,606,894
        Other contract deposits                             31,831        33,732
                                                      ------------  ------------
                                                      $  7,016,323  $  7,310,004
                                                      ============  ============

                                                          2004          2003
                                                      ------------  ------------
        Future policy benefits:
        Ordinary life                                 $     71,398  $     68,919
        Group life                                          19,234        17,081
        Life contingent annuities                        1,035,580     1,013,088
        Terminal funding                                 1,133,143     1,112,932
        Accident and health                                115,306       107,443
                                                      ------------  ------------
                                                      $  2,374,661  $  2,319,463
                                                      ============  ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

                (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.81 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.69 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.50 percent to 6.15 percent and guarantees ranging from
                        3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 1.85 percent.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

                (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.2 percent.

6.      Reserves For Guaranteed Benefits:

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                 Return of Net Deposits
                                                  Plus a Minimum Return
                                                 ----------------------
                                                  (dollars in millions)

         Account value                                     $      1,886
         Net amount at risk (a)                                     102
         Average attained age of contract holders                    68
         Range of GMDB increase rates (b)                  0.00%-10.00%

        (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
        (b)     Reinsured with top rated companies

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                     (in thousands)
          Balance at January 1, 2004 (b)              $        733
          Guaranteed benefits incurred                       1,930
          Guaranteed benefits paid                          (2,311)
                                                      ------------
          Balance at December 31, 2004                $        352
                                                      ============

        (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Current tax receivables                              $      6,779  $     17,799
Deferred tax liabilities                                 (244,290)     (234,267)
                                                     ------------  ------------
          Income taxes payable                       $   (237,511) $   (216,468)
                                                     ============  ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Deferred tax assets applicable to:
  Policy reserves                                    $     37,696  $     42,775
  Basis differential of investments                         4,620        16,037
  Other                                                     5,991           121
                                                     ------------  ------------
    Total deferred tax assets                              48,307        58,933
                                                     ------------  ------------

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                       88,821       107,511
   Net unrealized appreciation on debt and equity
    securities available for sale                         201,525       171,177
   Other                                                    2,251        14,512
                                                     ------------  ------------
    Total deferred tax liabilities                        292,597       293,200
                                                     ------------  ------------
Net deferred tax liabilities                         $   (244,290) $   (234,267)
                                                     ============  ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $772,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences
          (in thousands):

                                                Years ended December 31,
                                       -----------------------------------------
                                           2004           2003          2002
                                       -----------     ----------    ----------
                                                        (Restated)    (Restated)
Income tax (benefit) at statutory
 percentage of GAAP pretax income
 (loss)                                $    51,620     $   56,492    $    4,498
State income tax                               315             78         1,272
Dividends received deduction                     -              -          (630)
Prior year true-up                          (1,540)          (759)       (1,125)
Other                                          (11)          (481)            6
                                       -----------     ----------    ----------
Income tax expense                     $    50,384     $   55,330    $    4,021
                                       ===========     ==========    ==========

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2001. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

                The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholders' equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Risks Inherent In the Use of Derivatives:

                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

        (c) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

        (c)     Interest Rate and Currency Swap Agreements - (continued):

                Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                    2004          2003
                                                                                  -------       -------
Liability swaps
    Interest rate swap agreements to receive floating rate:
        Notional amount                                                           $ 626.9       $ 606.9
        Fair Value                                                                  (20.0)        (37.0)
    Currency swap agreements (receive U.S. dollars/pay Koruna):
        Notional amount (in U.S. dollars)                                         $  52.4       $  52.4
        Fair Value                                                                   23.0          (4.0)
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
        Notional amount (in U.S. dollars)                                         $  51.1       $  51.1
        Fair Value                                                                   29.0          21.0
    Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
        Notional amount (in U.S. dollars)                                               -       $  58.3
        Fair Value                                                                      -          11.0

Asset Swaps:
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
       Notional amount (in U.S. dollars)                                          $  15.8       $  15.8
       Fair Value                                                                    (5.0)         (4.0)
    Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)                                          $  50.0             -
       Fair Value                                                                    (5.0)            -
    Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)                                          $   7.3             -
       Fair Value                                                                    (2.0)            -

10.     Fair Value of Financial Instruments

        (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                  Fair              Carrying
2004                                             Value               Amount
----                                        ---------------     ----------------
    Cash and short-term investments         $        52,928     $         52,928
    Fixed maturities                              9,879,583            9,879,583
    Equity securities                                 7,782                7,782
    Mortgage and policy loans                       759,014              748,791
    Investment contracts                          4,972,727            4,945,786
    Other long-term investments                      68,168               68,168
    Assets and liabilities related
          to separate accounts                    3,218,345            3,218,345
    Derivative assets                                52,886               52,886
    Derivative liabilities                           40,494               40,494

                                                   Fair              Carrying
2003                                              Value               Amount
----                                        ---------------     ----------------
                                                                    (Restated)
    Cash and short-term investments         $        20,405     $         20,405
    Fixed maturities                              9,834,315            9,834,315
    Equity securities                                 3,885                3,885
    Mortgage and policy loans                       758,274              732,675
    Investment contracts                          5,496,930            5,237,060
    Other long-term investments                      84,338               84,338
    Assets and liabilities related
     to separate accounts                         3,209,288            3,209,288
    Derivative assets                                36,495               36,495
    Derivative liabilities                           45,935               45,935

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

                Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

        Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

        Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

        Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

        Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholders' Equity:

        (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2004 and 2003. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

        (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2004 and 2003, the Company paid dividends of $11,725,000 and $11,600,000, respectively, to its shareholders.

        (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002, that was received during 2003.

12.     Employee Benefits

        (a) Effective January 1, 2002, substantially all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2004                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    36,527,437               163,299          365,337     140,710          669,346
     Assumed - Nonaffiliated               -                  (113)               -           -             (113)
     Assumed - Affiliated             10,949                   (49)               -           -              (49)
                             ---------------       -------------------------------------------------------------
Total Assumed                         10,949                  (162)               -           -             (162)

     Ceded - Nonaffiliated        10,581,608                38,161            8,899       5,705           52,765
     Ceded - Affiliated            3,828,489                   764          316,288           -          317,052
                             ---------------       -------------------------------------------------------------
Total Ceded                       14,410,097                38,925          325,187       5,705          369,817
                             ---------------       -------------------------------------------------------------
Net Premiums                      22,128,289               124,212           40,150     135,005          299,367
                             ===============       =============================================================
Percentage of Amount Assumed            0.05%                 0.13%               -              -          0.06%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2003                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    41,971,038             152,345          341,266       62,945           556,556
     Assumed - Nonaffiliated               -                 113                -            -               113
     Assumed - Affiliated             18,593                  (9)         (33,385)           -           (33,394)
                             ---------------       -------------------------------------------------------------
Total Assumed                         18,593                 104         (33,385)            -           (33,281)

     Ceded - Nonaffiliated        10,887,505              25,131           19,702        6,422            51,255
     Ceded - Affiliated            4,334,490                 (12)         250,592            -           250,580
                             ---------------       -------------------------------------------------------------
Total Ceded                       15,221,995              25,119          270,294        6,422           301,835
                             ---------------       -------------------------------------------------------------
Net Premiums                      26,767,636             127,330           37,587       56,523           221,440
                             ===============       =============================================================
Percentage of Amount Assumed            0.07%               0.08%          -88.82%           -            -15.02%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2002                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    44,235,453              145,331           318,180     121,882          585,393
     Assumed - Nonaffiliated               -                                    274           -              274
     Assumed - Affiliated             32,236                    -            33,385           -           33,385
                             ---------------       -------------------------------------------------------------
Total Assumed                         32,236                    -            33,659           -           33,659

     Ceded - Nonaffiliated        11,432,735               23,948            21,508       6,546           52,002
     Ceded - Affiliated               99,071                 (285)          287,241           -          286,956
                             ---------------       -------------------------------------------------------------
Total Ceded                       11,531,806               23,663           308,749       6,546          338,958
                             ---------------       -------------------------------------------------------------
Net Premiums                      32,735,883              121,668            43,090     115,336          280,094
                             ===============       =============================================================
Percentage of Amount Assumed             0.1%                 0.1%             78.1%          -             12.0%
to Net

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $239,618,000 and $208,579,000, respectively, for each of the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2004 was $317,052,000 and $20,133,000 respectively. Premium income and commission ceded for 2003 amounted to $250,580,000 and $19,719,000, respectively. Premium income and commission ceded to affiliates amounted to $286,956,000 and $19,671,000, respectively, for the year ended December 31, 2002.

        (b) (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $26,601,000,
                $25,800,000 and $48,756,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $17,155,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (c) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

        (b) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Restatement
    -----------

       Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

       A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Balance Sheets
     --------------
        Mortgage loans on real estate                             $   456,767     $  470,767
        Amounts due from related parties                               89,049         94,749
        Total assets                                               14,572,439     14,631,760
        Amounts due to related parties                                 19,564         19,664
        Income taxes payable                                          207,963        216,468
        Other liabilities                                              53,563         48,863
        Total liabilities                                          13,249,456     13,292,982
        Accumulated other comprehensive income                        312,966        312,206
        Retained earnings                                             452,850        469,405
        Total liabilities and shareholders' equity                 14,572,439     14,631,760



     Statements of Income
     --------------------
        Net investment income                                         709,945        706,945         $  725,475     $  723,918
        Realized capital gains(losses)                                 22,817         24,217           (151,424)      (119,989)
        Death and other benefits                                      279,112        289,338            306,543        296,317
        Insurance acquisition and other operating expenses            156,346        153,321            155,383        159,139
        Deferred income tax expense                                    29,146         26,023            (30,532)       (18,494)
        Net income (loss)                                             111,874        106,076            (13,524)         8,829



     Statements of Shareholders' Equity
     ----------------------------------
        Change in net unrealized appreciation of
          investments - net of reclassifications                      259,290        259,485            254,988        225,623
        Deferred income tax expense on
          above changes                                               (89,629)       (89,697)           (92,098)       (81,820)
        Accumulated other comprehensive income                        312,966        312,206            145,424        144,537
        Retained earnings                                             452,850        469,405            352,576        374,929
        Total shareholders' equity                                  1,322,983      1,338,778            965,167        986,633

                                      F-33

    -------------------------


                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Statements of Cash Flows
     ------------------------
        Change in other policyholders' contracts                       70,645        (80,007)           362,844       (268,539)
        Interest credited to policyholder contracts                         -        351,518                  -        407,524
        Change in income taxes - net                                   32,179         29,056            (56,917)       (44,879)
        Change in deferred policy acquisition costs                    37,377         37,272             29,499         29,812
        Realized capital (gains) losses                               (22,817)       (24,217)           151,424        119,989
        Change in other assets and liabilities - net                                                     25,293         32,450
        Net cash provided by operating activities                     157,611        348,051            416,916        203,483
        Change in policy loans                                         82,146         84,946            (16,431)       (19,231)
        Change in other long-term investments                          19,435         16,835             11,790         14,390
        Net cash provided by (used in) investing activities           168,283        168,483           (604,709)      (604,909)
        Net policyholder account deposits/withdrawals                (373,294)             -            200,066              -
        Deposits on policyholder contracts                                  -        185,933                  -      1,112,583
        Withdrawals on policyholder contracts                               -       (749,867)                 -       (698,884)
        Net cash provided by (used in) financing activities          (325,894)      (516,534)           187,132        400,765

                                      F-34

                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

     (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)  Custodian Agreements. Inapplicable

(c)  Underwriting Contracts.

     (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

     (2)  Form of Selling Group Agreement. (9)

(d)  Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating, Form No. 11GVULD997. (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)  Applications.

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

     (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (10)

     (3)  Form of Subaccount Transfer Request form. (10)

     (4)  Form of Premium Allocation form. (10)

     (5)  Form of Loan/Surrender Request form. (10)

     (6)  Form of Dollar Cost Averaging Request form. (10)

     (7)  Form of Change Request form. (7)

     (8)  Form of Reallocation and Rebalancing Request form. (10)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (Filed herewith)

     (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

     (5) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g)  Reinsurance Contracts. Inapplicable

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

     (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

     (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company.
               (8)

     (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

     (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (8)

     (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
               (8)

     (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

     (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.
               (8)

     (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

     (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

     (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

     (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

     (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (10)

     (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company. (10)

     (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

     (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (10)

     (10)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

     (11)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

     (11)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

     (12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

     (12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

     (13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (8)

     (14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

     (14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

     (15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (8)

     (16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (8)

(i)  Administrative Contracts.

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

     (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

     (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

     (6) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

     (7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (10)

(j)  Other Material Contracts.

     (1) General Guarantee Agreement between AIG Life Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)

     (2) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (Filed herewith)

(k)  Legal Opinion.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

(l)  Actuarial Opinion.

     (1)  Opinion and Consent of AIG Life Insurance Company's actuary. (3)

     (2)  Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (10)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

(10) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

Item 27. Directors and Officers of the Depositor

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director, Chairman of the Board of Directors,
2929 Allen Parkway          President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz              Director and Chairman-Affluent & Corporate Markets
830 Third Avenue            Profit Center
New York, NY 10022

David L. Herzog             Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President-Life Brokerage Profit Center and
750 West Virginia Street    Chief Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

Royce G. Imhoff, II         Director, President-Affluent & Corporate Markets
2929 Allen Parkway          Profit Center and Chief Executive Officer-Affluent &
Houston, TX 77019           Corporate Markets Profit Center

Richard J. Miller           Director, President-Independent Advisor Network
2929 Allen Parkway          Profit Center, Chief Executive Officer-Independent
Houston, TX 77019           Advisor Network Profit Center and Chief Executive
                            Officer-Independent Advisor Group

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director, Executive Vice President and Chief
2929 Allen Parkway          Administrative Officer
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Christopher J. Swift        Director, Executive Vice President and Chief
2929 Allen Parkway          Financial Officer
Houston, TX 77019

James W. Weakley            Director, President-Group Benefits & Financial
2929 Allen Parkway          Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019           Center and Chief Executive Officer-Group Benefits &
                            Financial Institutions, and Workplace Solutions
                            Profit Center

Thomas L. Booker            President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong          Executive Vice President
3600 Route 66
Neptune, NJ 07754

Chris T. Calos              Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell         Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President, Independent Advisor Group
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden               Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard            Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Robert M. Beuerlein         Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson          Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli              Senior Vice President and Chief Business Development
830 Third Avenue            Officer
New York, NY 10022

Robert M. Goldbloom         Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding        Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Barry Pelleterri            Senior Vice President
3600 Route 66
Neptune, NJ 07754

A. Hasan Qureshi            Senior Vice President and Illustration Actuary
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       Senior Vice President
750 West Virginia Street

Milwaukee, WI 53204

James P. Sennett            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Dewitt M. Smith             Senior Vice President
3600 Route 66
Neptune, NJ 07754

James P. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele            Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan               Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman         Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski         Vice President
3600 Route 66

Neptune, NJ 07754-1580

Paul Bell, III              Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady              Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman        Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner           Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey         Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan          Vice President
2727 Allen Parkway
Houston, TX 77019

Donna F. Fahey              Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President and Medical Director
70 Pine Street
New York, NY 10270

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Joel H. Hammer              Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel             Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington         Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty               Vice President and Chief Underwriter
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig              Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby              Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs             Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman            Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Frank A. Kophamel           Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy             Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley               Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers             Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash             Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin             Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President, Real Estate Investment Officer and
2727 Allen Parkway          Assistant Secretary
Houston, TX 77019

Gordon S. Massie            Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Melvin C. McFall            Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland        Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante         Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols             Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen         Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben          Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage              Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Kristin Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott            Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires              Vice President and Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba           Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner                 Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh             Vice President
3600 Route 66
Neptune, NJ 07754

Curt Vondrasek              Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss          Vice President
#1 Franklin Square
Springfield, IL 62713

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
-------------------------   ----------------------------------------------------
Susan J. Wilhite            Vice President
One Woodfield Lake
Schaumberg, IL 60173

Ronald Williams             Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
American International Group, Inc./(1)/.....................................................Delaware             /(3)/
   AIG Aviation, Inc. .......................................................................Georgia         100
   AIG Bulgaria Insurance and Reinsurance Company EAD.......................................Bulgaria         100
   AIG Capital Corporation..................................................................Delaware         100
      AIG Consumer Finance Group, Inc. .....................................................Delaware         100
         AIG Bank Polska S.A. ................................................................Poland       97.23
         AIG Credit S.A. .....................................................................Poland          80
         Compania Financiera Argentina S.A. ...............................................Argentina        92.7
      AIG Finance Holdings, Inc. ...........................................................New York         100
         AIG Finance (Hong Kong) Limited...................................................Hong Kong         100
      AIG Global Asset Management Holdings Corp. ...........................................Delaware         100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
         AIG Asset Management Services, Inc. ...............................................Delaware         100
            Brazos Capital Management, L.P. ................................................Delaware          92
         AIG Capital Partners, Inc. ........................................................Delaware         100
         AIG Equity Sales Corp. ............................................................New York         100
         AIG Global Investment Corp. .....................................................New Jersey         100
      International Lease Finance Corporation.............................................California       64.85 /(4)/
      AIG Global Real Estate Investment Corp. ..............................................Delaware         100
   AIG Credit Corp. ........................................................................Delaware         100
      A.I. Credit Corp. ...............................................................New Hampshire         100
      Imperial Premium Finance, Inc. .....................................................California         100
      Imperial Premium Finance, Inc. .......................................................Delaware         100
   AIG Egypt Insurance Company, S.A.E. ........................................................Egypt       89.98
   AIG Federal Savings Bank.................................................................Delaware         100
   AIG Financial Advisor Services, Inc. ....................................................Delaware         100
      AIG Financial Advisor Services (Europe), S.A. ......................................Luxembourg         100
   AIG Financial Products Corp. ............................................................Delaware         100
      AIG Matched Funding Corp. ............................................................Delaware         100
      Banque AIG..............................................................................France          90 /(5)/
   AIG Funding, Inc. .......................................................................Delaware         100
   AIG Global Trade & Political Risk Insurance Company....................................New Jersey         100
   A.I.G. Golden Insurance Ltd. ..............................................................Israel       50.01
   AIG Life Insurance Company...............................................................Delaware          79 /(6)/
   AIG Life Insurance Company of Canada.......................................................Canada         100
   AIG Life Insurance Company of Puerto Rico.............................................Puerto Rico         100
   AIG Liquidity Corp. .....................................................................Delaware         100
   AIG Marketing, Inc. .....................................................................Delaware         100
   AIG Memsa, Inc. .........................................................................Delaware         100 /(7)/
      Tata AIG General Insurance Company Limited...............................................India          26
   AIG Private Bank Ltd. ................................................................Switzerland         100
   AIG Retirement Services, Inc. ...........................................................Delaware         100 /(8)/
      SunAmerica Life Insurance Company......................................................Arizona         100
         SunAmerica Investments, Inc. .......................................................Georgia          70 /(9)/
            AIG Advisor Group, Inc. ........................................................Maryland         100
               Advantage Capital Corporation................................................New York         100
               FSC Securities Corporation...................................................Delaware         100
               Royal Alliance Associates, Inc. .............................................Delaware         100
               Sentra Securities Corporation..............................................California         100
               Spelman & Co., Inc. .......................................................California         100
               SunAmerica Securities, Inc. .................................................Delaware         100
            AIG SunAmerica Life Assurance Company............................................Arizona         100 /(10)/
               AIG SunAmerica Asset Management Corp. .......................................Delaware         100
                  AIG SunAmerica Capital Services. Inc. ....................................Delaware         100
            First SunAmerica Life Insurance Company.........................................New York         100
   AIG Risk Management, Inc. ...............................................................New York         100
   AIG Technologies, Inc. .............................................................New Hampshire         100
   AIGTI, Inc. .............................................................................Delaware         100
   AIG Trading Group Inc. ..................................................................Delaware         100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
      AIG International, Inc. ..............................................................Delaware         100
   AIU Insurance Company....................................................................New York          52 /(11)/
   AIU North America, Inc. .................................................................New York         100
   American General Corporation................................................................Texas         100
      American General Bancassurance Services, Inc. ........................................Illinois         100
      AGC Life Insurance Company............................................................Missouri         100
         AIG Assurance Canada.................................................................Canada         100 /(7)/
         AIG Life of Bermuda, Ltd. ..........................................................Bermuda         100
         American General Life and Accident Insurance Company..............................Tennessee         100
         American General Life Insurance Company...............................................Texas         100
            American General Annuity Service Corporation.......................................Texas         100
            AIG Enterprise Services, LLC. ..................................................Delaware         100
            American General Equity Services Corporation....................................Delaware         100
            American General Life Companies, LLC. ..........................................Delaware         100
            The Variable Annuity Life Insurance Company........................................Texas         100
               VALIC Retirement Services Company...............................................Texas         100
               VALIC Trust Company.............................................................Texas         100
         American General Property Insurance Company.......................................Tennessee       51.85 /(12)/
            American General Property Insurance Company of Florida...........................Florida         100
         AIG Annuity Insurance Company.........................................................Texas         100
         The United States Life Insurance Company in the City of New York...................New York         100
      American General Finance, Inc. ........................................................Indiana         100
         American General Auto Finance, Inc. ...............................................Delaware         100
         American General Finance Corporation................................................Indiana         100
            MorEquity, Inc. ..................................................................Nevada         100
               Wilmington Finance, Inc. ....................................................Delaware         100
            Merit Life Insurance Co. ........................................................Indiana         100
            Yosemite Insurance Company.......................................................Indiana         100
               CommoLoCo, Inc. ..........................................................Puerto Rico         100
         American General Financial Services of Alabama, Inc. ...............................Alabama         100
      American General Investment Management Corporation....................................Delaware         100
      American General Realty Investment Corporation...........................................Texas         100
      American General Assurance Company....................................................Illinois         100
         American General Indemnity Company.................................................Illinois         100
         USLIFE Credit Life Insurance Company of Arizona.....................................Arizona         100
      Knickerbocker Corporation................................................................Texas         100
   American Home Assurance Company..........................................................New York         100
      AIG Domestic Claims, Inc. ............................................................Delaware          50 /(13)/
      AIG Hawaii Insurance Company, Inc. .....................................................Hawaii         100
         American Pacific Insurance Company, Inc. ............................................Hawaii         100
      American International Insurance Company..............................................New York         100
         American International Insurance Company of California, Inc. ....................California         100
         American International Insurance Company of New Jersey...........................New Jersey         100
         Minnesota Insurance Company.......................................................Minnesota         100
      American International Realty Corp. ..................................................Delaware        31.5 /(14)/
      Pine Street Real Estate Holdings Corp. ..........................................New Hampshire       31.47 /(14)/
      Transatlantic Holdings, Inc. .........................................................Delaware       33.45 /(15)/

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
         Transatlantic Reinsurance Company..................................................New York         100
            Putnam Reinsurance Company......................................................New York         100
            Trans Re Zurich..............................................................Switzerland         100
   American International Insurance Company of Delaware.....................................Delaware         100
   American International Life Assurance Company of New York................................New York       77.52 /(16)/
   American International Reinsurance Company, Ltd. .........................................Bermuda         100
      AIG Edison Life Insurance Company........................................................Japan          90 /(17)/
      American International Assurance Company, Limited....................................Hong Kong         100
      American International Assurance Company (Australia) Limited.........................Australia         100
      American International Assurance Company (Bermuda) Limited.............................Bermuda         100
         American International Assurance Co. (Vietnam) Limited..............................Vietnam         100
         Tata AIG Life Insurance Company Limited...............................................India          26
      Nan Shan Life Insurance Company, Ltd. ..................................................Taiwan          95
   American International Underwriters Corporation..........................................New York         100
   American International Underwriters Overseas, Ltd. .......................................Bermuda         100
      AIG Europe (Ireland) Limited...........................................................Ireland         100
      AIG Europe (U.K.) Limited..............................................................England         100
      AIG Brasil Companhia de Seguros.........................................................Brazil          50
      Universal Insurance Co., Ltd. ........................................................Thailand         100
      La Seguridad de Centroamerica, Compania de Seguros S.A. .............................Guatemala         100
      La Meridional Compania Argentina de Seguros..........................................Argentina         100
      American International Insurance Company of Puerto Rico............................Puerto Rico         100
      A.I.G. Colombia Seguros Generales S.A. ...............................................Colombia         100
      American International Underwriters GmBH...............................................Germany         100
      Underwriters Adjustment Company, Inc. ..................................................Panama         100
   American Life Insurance Company..........................................................Delaware         100
      AIG Life (Bulgaria) Z.D. A.D. ........................................................Bulgaria         100
      ALICO, S.A. ............................................................................France         100
      First American Polish Life Insurance and Reinsurance Company, S.A. .....................Poland         100
      Inversiones Interamericana  S.A. (Chile).................................................Chile         100
      Pharaonic American Life Insurance Company................................................Egypt       71.63
      Unibanco AIG Seguros S.A. ..............................................................Brazil       47.81 /(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ........................................Switzerland         100
   American Security Life Insurance Company, Ltd. ......................................Lichtenstein         100
   Birmingham Fire Insurance Company of Pennsylvania....................................Pennsylvania         100
   China America Insurance Company, Ltd. ...................................................Delaware          50
   Commerce and Industry Insurance Company..................................................New York         100
   Commerce and Industry Insurance Company of Canada.........................................Ontario         100
   Delaware American Life Insurance Company.................................................Delaware         100
   Hawaii Insurance Consultants, Ltd. ........................................................Hawaii         100
   HSB Group, Inc. .........................................................................Delaware         100
      The Hartford Steam Boiler Inspection and Insurance Company.........................Connecticut         100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut.......Connecticut         100
         HSB Engineering Insurance Limited...................................................England         100
            The Boiler Inspection and Insurance Company of Canada.............................Canada         100
   The Insurance Company of the State of Pennsylvania...................................Pennsylvania         100
   Landmark Insurance Company.............................................................California         100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
   Mt. Mansfield Company, Inc. ..............................................................Vermont          100
   National Union Fire Insurance Company of Pittsburgh, Pa..............................Pennsylvania          100
      American International Specialty Lines Insurance Company................................Alaska           70 /(19)/
      Lexington Insurance Company...........................................................Delaware           70 /(19)/
         AIG Centennial Insurance Company...............................................Pennsylvania          100
            AIG Premier Insurance Company...............................................Pennsylvania          100
               AIG Indemnity Insurance Company..........................................Pennsylvania          100
            AIG Preferred Insurance Company.............................................Pennsylvania          100
            AIG Auto Insurance Company of New Jersey......................................New Jersey          100
         JI Accident & Fire Insurance Co. Ltd. ................................................Japan           50
      National Union Fire Insurance Company of Louisiana...................................Louisiana          100
      National Union Fire Insurance Company of Vermont.......................................Vermont          100
      21st Century Insurance Group........................................................California        33.03 /(20)/
         21st Century Insurance Company...................................................California          100
         21st Century Casualty Company....................................................California          100
         21st Century Insurance Company of the Southwest.......................................Texas          100
      Starr Excess Liability Insurance Company, Ltd. .......................................Delaware          100
         Starr Excess Liability Insurance International Ltd. ................................Ireland          100
   NHIG Holding Corp. ......................................................................Delaware          100
      Audubon Insurance Company............................................................Louisiana          100
         Audubon Indemnity Company.......................................................Mississippi          100
         Agency Management Corporation.....................................................Louisiana          100
            The Gulf Agency, Inc. ...........................................................Alabama          100
      New Hampshire Insurance Company...................................................Pennsylvania          100
         AIG Europe, S.A. ....................................................................France              /(21)/
         AI Network Corporation.............................................................Delaware          100
         American International Pacific Insurance Company...................................Colorado          100
         American International South Insurance Company.................................Pennsylvania          100
         Granite State Insurance Company................................................Pennsylvania          100
         New Hampshire Indemnity Company, Inc. .........................................Pennsylvania          100
            AIG National Insurance Company, Inc. ...........................................New York          100
         Illinois National Insurance Co. ...................................................Illinois          100
         New Hampshire Insurance Services, Inc. .......................................New Hampshire          100
      AIG Star Life Insurance Co., Ltd. .......................................................Japan          100
   The Philippine American Life and General Insurance Company............................Philippines        99.78
      Pacific Union Assurance Company.....................................................California          100
      Philam Equitable Life Assurance Company, Inc. .....................................Philippines        95.31
      Philam Insurance Company, Inc. ....................................................Philippines          100
   Risk Specialist Companies, Inc. .........................................................Delaware          100
   United Guaranty Corporation........................................................North Carolina        36.3l /(22)/
      United Guaranty Insurance Company...............................................North Carolina          100
      United Guaranty Mortgage Insurance Company......................................North Carolina          100
      United Guaranty Mortgage Insurance Company of North Carolina....................North Carolina          100
      United Guaranty Partners Insurance Company.............................................Vermont           80
      United Guaranty Residential Insurance Company of North Carolina.................North Carolina          100
      United Guaranty Residential Insurance Company...................................North Carolina        75.03 /(23)/
         United Guaranty Commercial Insurance Company of North Carolina...............North Carolina          100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
         United Guaranty Mortgage Indemnity Company...................................North Carolina          100
         United Guaranty Credit Insurance Company.....................................North Carolina          100
      United Guaranty Services, Inc. .................................................North Carolina          100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/ Formerly known as AIG SunAmerica Inc.
/(9)/ Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.
/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.
/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) Management.

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
    ------------------              ------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
    ------------------              ------------------------------------
Mark R. McGuire             Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller           President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.      Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez         Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson          Vice President, Chief Compliance Officer and
2727 Allen Parkway          Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski      Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

    Name and Principal              Positions and Offices with Depositor
     Business Address                    AIG Life Insurance Company
    ------------------              ------------------------------------
Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming             Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore            Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires              Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                         Net          Compensation on
                     Underwriting    Events Occasioning
Name of Principal   Discounts and    the Deduction of a    Brokerage        Other
   Underwriter       Commissions    Deferred Sales Load   Commissions   Compensation
-----------------   -------------   -------------------   -----------   ------------
American General
Equity Services
Corporation               0                  0                 0              0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32. Management Services Inapplicable

Item 33. Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                        VARIABLE ACCOUNT II OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        ---------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                              Date
---------                     -----                              ----


RODNEY O. MARTIN, JR.         Director, Chairman,                August 11, 2005
---------------------         President and Chief
RODNEY O. MARTIN, JR.         Executive Officer


CHRISTOPHER J. SWIFT          Director and Chief                 August 11, 2005
--------------------          Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF           Director                           August 11, 2005
-------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                Director                           August 11, 2005
--------------
DAVID J. DIETZ


DAVID L. HERZOG               Director                           August 11, 2005
---------------
DAVID L. HERZOG


RICHARD A. HOLLAR             Director                           August 11, 2005
-----------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II            Director                           August 11, 2005
------------------
ROYCE G. IMHOFF II

Signature                     Title                              Date
---------                     -----                              ----


RICHARD J. MILLER             Director                           August 11, 2005
-----------------
RICHARD J. MILLER


ERNEST T. PATRIKIS            Director                           August 11, 2005
------------------
ERNEST T. PATRIKIS


GARY D. REDDICK               Director                           August 11, 2005
---------------
GARY D. REDDICK


JAMES W. WEAKLEY              Director                           August 11, 2005
----------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

     (f)(1)   By-Laws of AIG Life Insurance Company, restated as of April 27,
              2005.

     (j)(1) General Guarantee Agreement between AIG Life Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa.

     (j)(2) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1